     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 2003


                                                              FILE NO. 333-63972
                                                              FILE NO. 811-10429

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         POST-EFFECTIVE AMENDMENT NO. 2


        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                AMENDMENT NO. 3

                             ---------------------

               MODERN WOODMEN OF AMERICA VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                           MODERN WOODMEN OF AMERICA
                              (Name of Depositor)

                            ------------------------


                                1701 1ST AVENUE
                          ROCK ISLAND, ILLINOIS 61201
                                  309-786-6481
          (Address and Telephone Number of Principal Executive Office)


                            C. ERNEST BEANE, ESQUIRE
                                1701 1ST AVENUE
                          ROCK ISLAND, ILLINOIS 61201
               (Name and Address of Agent for Service of Process)

                            ------------------------

                                    COPY TO:

                            STEPHEN E. ROTH, ESQUIRE
                        SUTHERLAND ASBILL & BRENNAN LLP
                         1275 PENNSYLVANIA AVENUE, N.W.
                          WASHINGTON, D.C. 20004-2415


    APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT.


    IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE
BOX):


    / / IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b) OF RULE 485;



    /X/ ON MAY 1, 2003 PURSUANT TO PARAGRAPH (b) OF RULE 485;



    / / 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a) OF RULE 485;



    / / ON (DATE) PURSUANT TO PARAGRAPH (a) OF RULE 485.



    SECURITIES BEING OFFERED: FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CERTIFICATES


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
               MODERN WOODMEN OF AMERICA VARIABLE ANNUITY ACCOUNT

                      INDIVIDUAL FLEXIBLE PREMIUM DEFERRED
                          VARIABLE ANNUITY CERTIFICATE
--------------------------------------------------------------------------------

                                   PROSPECTUS


                                  May 1, 2003


Modern Woodmen of America, a fraternal benefit society, (the "Society") is offering the individual flexible premium deferred variable annuity certificate (the "Certificate") described in this Prospectus. The Certificate provides for Accumulated Value and annuity payments on a fixed and variable basis. The Society sells the Certificate to retirement plans, including those that qualify for special federal tax treatment under the Internal Revenue Code.

The Certificate Holder ("you" or "your") may allocate premiums and Accumulated Value to 1) the Declared Interest Option, an account that provides a specified rate of interest, and/or 2) Subaccounts of Modern Woodmen of America Variable Annuity Account (the "Account"), each of which invests in one of the following Investment Options:


American Century-Registered Trademark-    EquiTrust Variable Insurance Series Fund  J.P. Morgan Series Trust II
  VP Ultra-Registered Trademark- Fund     Blue Chip Portfolio                       JPMorgan Mid Cap Value Portfolio
  VP Vista Fund                           High Grade Bond Portfolio                 JPMorgan Small Company Portfolio
Dreyfus Variable Investment Fund          Managed Portfolio                         Summit Pinnacle Series
  VIF Appreciation Portfolio              Money Market Portfolio                    Nasdaq-100 Index Portfolio
  VIF Developing Leaders Portfolio        Strategic Yield Portfolio                 Russell 2000 Small Cap Index Portfolio
  VIF Disciplined Stock Portfolio         Value Growth Portfolio                    S&P MidCap 400 Index Portfolio
  VIF Growth & Income Portfolio           Fidelity Variable Insurance Products      T. Rowe Price Equity Series, Inc.
  VIF International Equity Portfolio      Funds                                     Equity Income Portfolio
Dreyfus Socially Responsible Growth       VIP Contrafund-Registered Trademark-      Mid-Cap Growth Portfolio
 Fund Inc.                                Portfolio -- Initial Class                New America Growth Portfolio
                                          VIP Growth Portfolio -- Initial Class     Personal Strategy Balanced Portfolio
                                          VIP Growth & Income Portfolio --          T. Rowe Price International Series, Inc.
                                          Initial Class                             International Stock Portfolio
                                          VIP High Income Portfolio --
                                          Service Class 2
                                          VIP Index 500 Portfolio -- Initial Class
                                          VIP Mid Cap Portfolio -- Service
                                          Class 2
                                          VIP Overseas Portfolio -- Initial Class


The accompanying prospectus for each Investment Option describes the investment objectives and attendant risks of each Investment Option. If you allocate premiums to the Subaccounts, the amount of the Certificate's Accumulated Value prior to the Retirement Date will vary to reflect the investment performance of the Investment Options you select.

Please note that the Certificates and Investment Options are not bank deposits, are not federally insured, are not guaranteed to achieve their goals and are subject to risks, including loss of the amount invested.

You may find additional information about your Certificate and the Account in the Statement of Additional Information, dated the same as this Prospectus. To obtain a copy of this document, please contact us at the address or phone number shown on the cover of this Prospectus. The Statement of Additional Information ("SAI") has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference into this Prospectus, and other information filed electronically with the SEC.

Please read this Prospectus carefully and retain it for future reference. A prospectus for each Investment Option must accompany this Prospectus and you should read it in conjunction with this Prospectus.

    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE SECURITIES
        OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                   Issued By
                           Modern Woodmen of America

                 Home Office:                        Variable Product Administrative Center:
                1701 1st Avenue                                    PO Box 9284
          Rock Island, Illinois 61201                        Des Moines, Iowa 50306
                                                                 1-877-249-3692

--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                 PAGE
                                                              -----------
DEFINITIONS.................................................            3
FEE TABLES..................................................            5
SUMMARY OF THE CERTIFICATE..................................           11
THE SOCIETY, ACCOUNT AND INVESTMENT OPTIONS.................           13
      Modern Woodmen of America.............................           13
      Modern Woodmen of America Variable Annuity Account....           14
      Investment Options....................................           14
      Addition, Deletion or Substitution of Investments.....           20
DESCRIPTION OF ANNUITY CERTIFICATE..........................           20
      Issuance of a Certificate.............................           20
      Premiums..............................................           21
      Free-Look Period......................................           21
      Allocation of Premiums................................           21
      Variable Accumulated Value............................           22
      Transfer Privilege....................................           23
      Partial Withdrawals and Surrenders....................           24
      Transfer and Withdrawal Options.......................           25
      Death Benefit Before the Retirement Date..............           27
      Proceeds on the Retirement Date.......................           29
      Payments..............................................           29
      Abusive Trading Practices.............................           30
      Modification..........................................           30
      Reports to Certificate Holders........................           30
      Inquiries.............................................           31
THE DECLARED INTEREST OPTION................................           31
      Minimum Guaranteed and Current Interest Rates.........           31
      Transfers From Declared Interest Option...............           32
CHARGES AND DEDUCTIONS......................................           32
      Surrender Charge (Contingent Deferred Sales Charge)...           32
      Annual Administrative Charge..........................           33
      Transfer Processing Fee...............................           33
      Mortality and Expense Risk Charge.....................           33
      Investment Option Expenses............................           34
      Taxes.................................................           34
SETTLEMENT OPTIONS..........................................           34
      Description of Settlement Options.....................           35
      Election of Settlement Options and Annuity Payments...           35
YIELDS AND TOTAL RETURNS....................................           38
FEDERAL TAX MATTERS.........................................           39
      Introduction..........................................           39
      Tax Status of the Certificate.........................           40
      Taxation of Annuities.................................           41
      Transfers, Assignments or Exchanges of a
       Certificate..........................................           43
      Withholding...........................................           43
      Multiple Certificates.................................           43

                                                                 PAGE
                                                              -----------
      Taxation of Qualified Plans...........................           44
      Possible Charge for the Society's Taxes...............           46
      Other Tax Consequences................................           46
DISTRIBUTION OF THE CERTIFICATES............................           46
LEGAL PROCEEDINGS...........................................           47
VOTING RIGHTS...............................................           47
ADMINISTRATIVE SERVICES AGREEMENT...........................           47
FINANCIAL STATEMENTS........................................           48
CALCULATING VARIABLE ANNUITY PAYMENTS.......................   Appendix A
CONDENSED FINANCIAL INFORMATION.............................   Appendix B
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS.......      SAI-TOC


           The Certificate may not be available in all jurisdictions.

This Prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made.

--------------------------------------------------------------------------------

DEFINITIONS
--------------------------------------------------------------------------------

ACCOUNT: Modern Woodmen of America Variable Annuity Account.

ACCUMULATED VALUE: The total amount invested under the Certificate, which is the sum of the values of the Certificate in each Subaccount of the Account plus the value of the Certificate in the Declared Interest Option.

ADMINISTRATIVE CENTER: The Society's administrative office at 5400 University Avenue, West Des Moines, Iowa 50266, or PO Box 9284, Des Moines, Iowa 50306.

ANNUITANT: The person whose life determines the annuity benefits payable under the Certificate and whose death determines the death benefit.

BENEFICIARY: The person (or persons) to whom the Society pays the proceeds on the death of the Annuitant.


BUSINESS DAY: Each day that the New York Stock Exchange is open for trading. Assets are valued at the close of each Business Day (3:00 p.m. central time).


CERTIFICATE: The individual flexible premium deferred variable annuity certificate we offer and describe in this Prospectus, which term includes the basic certificate, the certificate application, any supplemental applications, any endorsements or additional benefit riders or agreements, and the Articles of Incorporation and By-Laws of the Society which are in force on the Issue Date.

CERTIFICATE ANNIVERSARY: The same date in each Certificate Year as the Issue
Date.

CERTIFICATE HOLDER: The person who controls the Certificate and who is entitled to exercise all rights and privileges provided in the Certificate.

CERTIFICATE YEAR: A twelve-month period beginning on the Issue Date or on a Certificate Anniversary.

THE CODE: The Internal Revenue Code of 1986, as amended.

DECLARED INTEREST OPTION: An allocation option under the Certificate funded by the Society's General Account. It is not part of, nor dependent upon, the investment performance of the Account.

DUE PROOF OF DEATH: Satisfactory documentation provided to the Society verifying proof of death. This documentation may include the following:

    (a) a certified copy of the death certificate;


    (b) a certified copy of a court decree reciting a finding of death;



    (c)the Beneficiary's statement of election;



    (d)a copy of the Beneficiary's Form W-9; or



    (e) any other proof satisfactory to the Society.



FUND: An investment company registered with the SEC under the Investment Company Act of 1940 as an open-end, diversified management investment company or unit investment trust in which the Account invests.


GENERAL ACCOUNT: The assets of the Society other than those allocated to the Account or any other separate account of the Society.


INVESTMENT OPTION: A Fund, or a separate investment portfolio of a Fund, in which a Subaccount invests.

ISSUE DATE: The date on which the Society receives a properly completed application and an initial premium at the Administrative Center. It is the date set forth on the data page of the Certificate which the Society uses to determine Certificate Years and Certificate Anniversaries.

NET ACCUMULATED VALUE: The Accumulated Value less any applicable Surrender
Charge.

NON-QUALIFIED CERTIFICATE: A Certificate that is not a Qualified Certificate.


QUALIFIED CERTIFICATE: A Certificate the Society issues in connection with plans that qualify for special federal income tax treatment under Sections 401(a), 403(a), 403(b), 408 or 408A of the Code.


RETIREMENT DATE: The date when the Society applies the Accumulated Value under a settlement option, if the Annuitant is still living.

SEC: The U.S. Securities and Exchange Commission.

THE SOCIETY ("WE", "US" OR "OUR"): Modern Woodmen of America, a fraternal benefit society.

SUBACCOUNT: A subdivision of the Account which invests its assets exclusively in a corresponding Investment Option.

VALUATION PERIOD: The period that starts at the close of business (3:00 p.m. central time) on one Business Day and ends at the close of business on the next succeeding Business Day.

WRITTEN NOTICE: A written request or notice signed by the Certificate Holder on a form satisfactory to the Society which the Society receives at our Administrative Center.

--------------------------------------------------------------------------------

FEE TABLES
--------------------------------------------------------------------------------


    The following tables describe the fees and expenses that are payable when buying, owning and surrendering the Certificate. The first table describes the fees and expenses that are payable at the time you buy the Certificate, surrender the Certificate or transfer Accumulated Value among the Subaccounts and the Declared Interest Option.



                                                         GUARANTEED
CERTIFICATE HOLDER TRANSACTION EXPENSES                MAXIMUM CHARGE            CURRENT CHARGE
Surrender Charge (as a percentage of amount       8%                        8%
withdrawn or surrendered)(1)
Transfer Processing Fee(2)                        $25                       $25



(1) The surrender charge is only assessed during the first eight Certificate Years. The surrender charge declines to 0% in the ninth Certificate Year. You may annually withdraw a maximum of 10% of the Accumulated Value without incurring a surrender charge. This amount is not cumulative from Certificate Year to Certificate Year. (See "CHARGES AND DEDUCTIONS -- Surrender Charge (Contingent Deferred Sales Charge) -- AMOUNTS NOT SUBJECT TO SURRENDER CHARGE.")



(2) We waive the transfer processing fee for the first twelve transfers during a Certificate Year. Currently, we may assess a charge of $25 for the thirteenth and each subsequent transfer during a Certificate Year.



   The next table describes the fees and expenses that you will pay periodically during the time that you own your Certificate, not including Fund fees and expenses.



                                                         GUARANTEED
PERIODIC CHARGES                                       MAXIMUM CHARGE            CURRENT CHARGE
Annual Administrative Charge(3)                   $45                       $30
Separate Account Annual Expenses (as a
percentage of average variable accumulated
value)
  Mortality and Expense Risk Charge               1.40%                     1.40%
  Total Separate Account Annual Expenses          1.40%                     1.40%



(3) We currently deduct an annual administrative charge of $30 on the Issue Date and on each Certificate Anniversary prior to the Retirement Date.

   The next table shows the minimum and maximum fees and expenses charged by any of the Investment Options for the fiscal year ended December 31, 2002. More detail concerning each Investment Option's fees and expenses is contained in the prospectus for each Investment Option.


                  ANNUAL INVESTMENT OPTION OPERATING EXPENSES
         (EXPENSES THAT ARE DEDUCTED FROM INVESTMENT OPTION ASSETS)(4)



                                                              MINIMUM    MAXIMUM
Total Annual Investment Option Operating Expenses (expenses
that are deducted from Investment Option assets, including
management fees, distribution and/or service (12b-1) fees
and other expenses)                                            0.31%       2.69%
Total Annual Investment Option Operating Expenses After
Contractual Fee Waiver or Reimbursement(5)                     0.31%       1.25%



(4) For certain Investment Options, certain expenses were reimbursed or fees waived during 2002. It is anticipated that these voluntary expense reimbursement and fee waiver arrangements will continue past the current year, although they may be terminated at any time. After taking into account these arrangements, annual Investment Option operating expenses would have been:



                                                              MINIMUM    MAXIMUM
Total Annual Investment Option Operating Expenses (expenses
that are deducted from Investment Option assets, including
management fees, distribution and/or service (12b-1) fees
and other expenses)                                            0.28%       1.15%



(5) The "Total Annual Investment Option Operating Expenses After Contractual Fee Waiver or Reimbursement" line in the above table shows the minimum and maximum fees and expenses charged by any of the Investment Options that have contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Certificate Holders and will continue past the current year. Five Investment Options currently have contractual reimbursement or fee waiver arrangements in place. See the "Annual Investment Option Operating Expenses" table beginning on page 7 for a description of the fees and expenses charged by each of the Investment Options available under the Certificate as well as any applicable contractual fee waiver or reimbursement arrangements.

   The following table indicates the Investment Options' fees and expenses for the year ended December 31, 2002, both before and after any contractual fee waiver or reimbursement. Current and future expenses may be higher or lower than those shown.

                   ANNUAL INVESTMENT OPTION OPERATING EXPENSES
           (EXPENSES THAT ARE DEDUCTED FROM INVESTMENT OPTION ASSETS)


                                                                     TOTAL EXPENSES
                                                                         (BEFORE           TOTAL AMOUNT         TOTAL EXPENSES
                                                                       CONTRACTUAL        OF CONTRACTUAL      (AFTER CONTRACTUAL
                           ADVISORY       OTHER         12B-1        FEE WAIVERS AND      FEE WAIVER OR        FEE WAIVERS AND
INVESTMENT OPTION            FEE         EXPENSES        FEE         REIMBURSEMENTS)      REIMBURSEMENT        REIMBURSEMENTS)
American Century
  VP Ultra-Registered
  Trademark- Fund           1.00%         0.00%         0.00%             1.00%                0.00%                 1.00%(1)(2)
  VP Vista Fund             1.00%         0.00%         0.00%             1.00%                0.00%                 1.00%(1)
Dreyfus
  VIF Appreciation
  Portfolio--Initial
  Share Class               0.75%         0.03%         0.00%             0.78%                0.00%                 0.78%
  VIF Developing
  Leaders
  Portfolio--Initial
  Share Class               0.75%         0.06%         0.00%             0.81%                0.00%                 0.81%
  VIF Disciplined
  Stock
  Portfolio--Initial
  Share Class               0.75%         0.08%         0.00%             0.83%                0.00%                 0.83%
  VIF Growth and
  Income
  Portfolio--Initial
  Share Class               0.75%         0.05%         0.00%             0.80%                0.00%                 0.80%
  VIF International
  Equity
  Portfolio--Initial
  Share Class               0.75%         0.39%         0.00%             1.14%                0.00%                 1.14%
  Dreyfus Socially
  Responsible Growth
  Fund, Inc.--Service
  Share Class               0.75%         0.03%         0.25%             1.03%                0.00%                 1.03%

                                                                     TOTAL EXPENSES
                                                                         (BEFORE           TOTAL AMOUNT         TOTAL EXPENSES
                                                                       CONTRACTUAL        OF CONTRACTUAL      (AFTER CONTRACTUAL
                           ADVISORY       OTHER         12B-1        FEE WAIVERS AND      FEE WAIVER OR        FEE WAIVERS AND
INVESTMENT OPTION            FEE         EXPENSES        FEE         REIMBURSEMENTS)      REIMBURSEMENT        REIMBURSEMENTS)
EquiTrust Variable Insurance Series Fund
  Blue Chip Portfolio       0.20%         0.11%         0.00%             0.31%                0.00%                 0.31%
  High Grade Bond
  Portfolio                 0.30%         0.16%         0.00%             0.46%                0.00%                 0.46%
  Managed Portfolio         0.45%         0.13%         0.00%             0.58%                0.00%                 0.58%
  Money Market
  Portfolio                 0.25%         0.27%         0.00%             0.52%                0.00%                 0.52%
  Strategic Yield
  Portfolio                 0.45%         0.16%         0.00%             0.61%                0.00%                 0.61%
  Value Growth
  Portfolio                 0.45%         0.14%         0.00%             0.59%                0.00%                 0.59%
Fidelity Variable Insurance Products Funds
  VIP Contrafund
  Portfolio--Initial
  Class                     0.58%         0.10%         0.00%             0.68%                0.00%                 0.68%(3)
  VIP Growth
  Portfolio--Initial
  Class                     0.58%         0.09%         0.00%             0.67%                0.00%                 0.67%(3)
  VIP Growth & Income
  Portfolio--Initial
  Class                     0.48%         0.11%         0.00%             0.59%                0.00%                 0.59%(3)
  VIP High Income
  Portfolio--Service
  Class 2                   0.58%         0.14%         0.25%             0.97%                0.00%                 0.97%
  VIP Index 500
  Portfolio--Initial
  Class                     0.24%         0.09%         0.00%             0.33%                0.00%                 0.33%(4)
  VIP Mid Cap
  Portfolio--Service
  Class 2                   0.58%         0.12%         0.25%             0.95%                0.00%                 0.95%(3)
  VIP Overseas
  Portfolio--Initial
  Class                     0.73%         0.17%         0.00%             0.90%                0.00%                 0.90%(3)
J.P. Morgan Series Trust II
  JPMorgan Mid Cap
  Value Portfolio           0.70%         1.99%         0.00%             2.69%                1.44%                 1.25%(5)
  JPMorgan Small
  Company Portfolio         0.60%         0.56%         0.00%             1.16%                0.01%                 1.15%(5)

                                                                     TOTAL EXPENSES
                                                                         (BEFORE           TOTAL AMOUNT         TOTAL EXPENSES
                                                                       CONTRACTUAL        OF CONTRACTUAL      (AFTER CONTRACTUAL
                           ADVISORY       OTHER         12B-1        FEE WAIVERS AND      FEE WAIVER OR        FEE WAIVERS AND
INVESTMENT OPTION            FEE         EXPENSES        FEE         REIMBURSEMENTS)      REIMBURSEMENT        REIMBURSEMENTS)
Summit Pinnacle Series
  Nasdaq-100 Index
  Portfolio                 0.35%         0.76%         0.00%             1.11%                0.46%                 0.65%(6)
  Russell 2000 Small
  Cap Index Portfolio       0.35%         0.98%         0.00%             1.33%                0.58%                 0.75%(6)
  S&P MidCap 400
  Index Portfolio           0.30%         0.51%         0.00%             0.81%                0.21%                 0.60%(6)
T. Rowe Price Equity Series, Inc.
  Equity Income
  Portfolio                 0.85%         0.00%         0.00%             0.85%                0.00%                 0.85%(7)
  Mid-Cap Growth
  Portfolio                 0.85%         0.00%         0.00%             0.85%                0.00%                 0.85%(7)
  New America Growth
  Portfolio                 0.85%         0.00%         0.00%             0.85%                0.00%                 0.85%(7)
  Personal Strategy
  Balanced Portfolio        0.90%         0.00%         0.00%             0.90%                0.00%                 0.90%(7)
T. Rowe Price International Series, Inc.
  International Stock
  Portfolio                 1.05%         0.00%         0.00%             1.05%                0.00%                 1.05%(7)


(1) The manager provides the Fund with investment advisory and management services in exchange for a single, unified management fee. The agreement provides that all expenses of the Fund, except broker commissions, taxes, interest, fees and expenses of non-interested directors and extraordinary expenses will be paid by the manager.

(2) The Fund has a "stepped" fee schedule. As a result, the Fund's management fee rate decreases as the Fund's assets increase.

(3) Total expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce the Fund's expenses, and/or because through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. Including these reductions, total expenses would have been: Contrafund Portfolio 0.64%, Growth Portfolio 0.61%, Growth & Income Portfolio 0.58%, Mid Cap Portfolio 0.88% and Overseas Portfolio 0.86%.


(4) The Fund's manager has voluntarily agreed to reimburse the class's expenses if they exceed 0.28%. Including this reimbursement, the management fee, other expenses and total expenses were 0.24%, 0.04 and 0.28%, respectively. This arrangement may be discontinued by the Fund's manager at any time.



(5) JPMorgan Chase Bank, an affiliate of J.P. Morgan, has agreed to reimburse certain expenses if they exceed a certain level. In addition, other service providers of the Mid Cap Value Portfolio may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time. Including these reimbursements, total expenses would have been 1.00% for the Mid Cap Value Portfolio.



(6) The Fund's adviser has agreed to pay other expenses, other than the advisory fee, to the extent they exceed 0.30% of the Nasdaq-100 Index and MidCap 400 Index Portfolios and 0.40% of the Russell 2000 Small Cap Index Portfolio.



(7) Total Annual Investment Option expenses are an all-inclusive fee and pay for investment management services and ordinary, recurring operating expenses, but does not cover interest, taxes, brokerage, non-recurring and extraordinary items or fees and expenses for the portfolio's independent directors. The fee is based on fund average daily net assets and is calculated and accrued daily.

EXAMPLES


    The examples are intended to help you compare the cost of investing in the Certificate with the cost of investing in other variable annuity products. These costs include Certificate Holder transaction expenses, the annual administrative charge, mortality and expense risk fees, and Investment Option fees and expenses.



    Each example assumes that you invest $10,000 in the Certificate for the time periods indicated and that your investment has a 5% return each year.


    EXAMPLE 1


    The first example immediately below assumes the maximum fees and expenses of any of the Investment Options as set forth in the Total Annual Investment Option Operating Expenses tables. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



    1. If you surrender your Certificate at the end of the applicable time period:



 1 YEAR      3 YEARS     5 YEARS    10 YEARS
 $1,649      $3,070      $4,394      $7,386



    2. If you annuitize at the end of the applicable time period and elect fixed settlement option 2 or 4:



 1 YEAR      3 YEARS     5 YEARS    10 YEARS
 $1,091      $1,478      $1,873      $3,022



    3. If you do not surrender your Certificate or you annuitize at the end of the applicable time period and elect fixed settlement option 1, 3 or 5, or a variable settlement option:



 1 YEAR      3 YEARS     5 YEARS    10 YEARS
  $272        $835       $1,425      $3,022


    EXAMPLE 2


    The second example immediately below assumes the minimum fees and expenses of any of the Investment Options as set forth in the Total Annual Investment Option Operating Expenses tables. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



    1. If you surrender your Certificate at the end of the applicable time period:



 1 YEAR      3 YEARS     5 YEARS    10 YEARS
 $1,443      $2,507      $3,543      $6,102



    2. If you annuitize at the end of the applicable time period and elect fixed settlement option 2 or 4:



 1 YEAR      3 YEARS     5 YEARS    10 YEARS
  $869        $788        $677        $393



    3. If you do not surrender your Certificate or you annuitize at the end of the applicable time period and elect fixed settlement option 1, 3 or 5, or a variable settlement option:



 1 YEAR      3 YEARS     5 YEARS    10 YEARS
   $32        $100        $174        $393



CONDENSED FINANCIAL INFORMATION



    Please refer to APPENDIX B for accumulation unit information for each Subaccount.

--------------------------------------------------------------------------------

SUMMARY OF THE CERTIFICATE
--------------------------------------------------------------------------------

  ISSUANCE OF A CERTIFICATE. The Certificate is an individual flexible premium deferred variable annuity certificate with a maximum issue age of 85 for Annuitants (see "DESCRIPTION OF ANNUITY CERTIFICATE--Issuance of a Certificate"). See "DISTRIBUTION OF THE CERTIFICATES" for information on compensation of persons selling the Certificates. The Certificates are:

    - "flexible premium" because you do not have to pay premiums according to a fixed schedule, and

    - "variable" because, to the extent Accumulated Value is attributable to the Account, Accumulated Value will increase and decrease based on the investment performance of the Investment Options corresponding to the Subaccounts to which you allocate your premiums.


  FREE-LOOK PERIOD. You have the right to return the Certificate within 30 days after you receive it (see "DESCRIPTION OF ANNUITY CERTIFICATE--Free-Look Period"). If you return the Certificate, it will become void and you will receive the greater of:


    -   premiums paid, or

    - the Accumulated Value on the date the Society receives the returned Certificate at our Administrative Center, plus administrative charges and any other charges deducted under the Certificate.

  PREMIUMS. The minimum initial premium amount the Society accepts is $1,000. (We may waive the minimum initial premium amount for certain Qualified Certificates.) You may make subsequent premium payments (minimum $50 each) at any time. (See "DESCRIPTION OF ANNUITY CERTIFICATE--Premiums.")

  ALLOCATION OF PREMIUMS. You can allocate premiums to one or more Subaccounts, the Declared Interest Option, or both (see "DESCRIPTION OF ANNUITY CERTIFICATE--Allocation of Premiums").

    - The Society will allocate the initial premium to the Money Market Subaccount for 10 days from the Issue Date.

    - At the end of that period, the Society will allocate those monies among the Subaccounts and the Declared Interest Option according to the instructions in your application.

  TRANSFERS. You may transfer monies in a Subaccount or the Declared Interest Option to another Subaccount or the Declared Interest Option on or before the Retirement Date (see "DESCRIPTION OF ANNUITY CERTIFICATE--Transfer Privilege").

    - The mimimum amount of each transfer is $100 or the entire amount in the Subaccount or Declared Interest Option, if less.

    - Transfers from the Declared Interest Option may be for no more than 25% of the Accumulated Value in that option. If the Accumulated Value in the Declared Interest Option after the transfer is less than $1,000, you may transfer the entire amount.

    - The Society waives fees for the first twelve transfers during a Certificate Year.

    - The Society may assess a transfer processing fee of $25 for the 13th and each subsequent transfer during a Certificate Year.


  PARTIAL WITHDRAWAL. You may withdraw part of the Accumulated Value upon Written Notice at any time before the Retirement Date (see "DESCRIPTION OF ANNUITY CERTIFICATE--Partial Withdrawals and Surrenders--PARTIAL WITHDRAWALS"). Certain partial withdrawals may be subject to a surrender charge (see "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--CHARGE FOR PARTIAL WITHDRAWAL OR SURRENDER"). A partial withdrawal may have tax consequences and may be restricted under certain Qualified Certificates. (See "FEDERAL TAX MATTERS.")



  SURRENDER. You may surrender your Certificate upon Written Notice on or before the Retirement Date (see "DESCRIPTION OF ANNUITY CERTIFICATE--Partial Withdrawals and Surrenders--SURRENDER"). A surrender may have tax consequences and may be restricted under certain Qualified Certificates. (See "FEDERAL TAX MATTERS.")


  DEATH BENEFIT. We will pay a death benefit once we receive due proof of the Annuitant's death before the Retirement Date. If the Annuitant's age on the Issue Date was less than 76, the death benefit equals the greatest of:

    (1) the sum of premiums paid, less the sum of all partial withdrawal reductions (including applicable surrender charges);

    (2)  the Accumulated Value; or

    (3)  the Performance Enhanced Death Benefit (PEDB) amount.

  If the Annuitant's age on the Issue Date was 76 or older, the death benefit equals the greater of (1) and (2) above.


  See "DESCRIPTION OF ANNUITY CERTIFICATE--Death Benefit Before the Retirement Date--DEATH OF AN ANNUITANT" for descriptions of the Performance Enhanced Death Benefit and partial withdrawal reductions.


CHARGES AND DEDUCTIONS

  Your Certificate will be assessed the following charges and deductions:

  SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE). We apply a charge if you make a partial withdrawal from or surrender your Certificate during the first eight Certificate Years (see "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--CHARGE FOR PARTIAL WITHDRAWAL OR SURRENDER").


        CERTIFICATE YEAR IN WHICH        CHARGE AS A PERCENTAGE
            WITHDRAWAL OCCURS             OF AMOUNT WITHDRAWN
              1                                    8%
              2                                    7
              3                                    6
              4                                    5
              5                                    4
              6                                    3
              7                                    2
              8                                    1
         9 and after                               0



  You may annually withdraw a maximum of 10% of the Accumulated Value without incurring a surrender charge. (See "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--AMOUNTS NOT SUBJECT TO SURRENDER CHARGE.")


  We reserve the right to waive the surrender charge as provided in the Certificate. (See "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--WAIVER OF SURRENDER CHARGE.")

  ANNUAL ADMINISTRATIVE CHARGE. We deduct an annual administrative charge of $30 on the Issue Date and on each Certificate Anniversary prior to the Retirement Date (see "CHARGES AND DEDUCTIONS--Annual Administrative Charge"). We currently waive this charge:

    -   with an initial premium payment of $50,000 or greater, or

    - if you have an Accumulated Value of $50,000 or greater on your Certificate Anniversary.

  We may terminate this waiver at any time.

  TRANSFER PROCESSING FEE. We may assess a $25 fee for the 13th and each subsequent transfer in a Contract Year.

  MORTALITY AND EXPENSE RISK CHARGE. We apply a daily mortality and expense risk charge, calculated at an annual rate of 1.40% (approximately 1.01% for mortality risk and 0.39% for expense risk) (see "CHARGES AND
  DEDUCTIONS--Mortality and Expense Risk Charge").


  INVESTMENT OPTION EXPENSES. The assets of the Account will reflect the investment advisory fee and other operating expenses incurred by each Investment Option. The table beginning on page 7 titled "Annual Investment Option Operating Expenses" lists these fees.


ANNUITY PROVISIONS

  On your Retirement Date, you may choose to have the Net Accumulated Value distributed to you as follows:

    -   under a settlement option, or

    -   in a lump sum (see "SETTLEMENT OPTIONS").

FEDERAL TAX MATTERS

  The Certificate's earnings are generally not taxed until you take a distribution. If you are under age 59 1/2 when you take a distribution, the earnings may also be subject to a penalty tax. Different tax consequences apply to distributions from Qualified Certificates. (See "FEDERAL TAX MATTERS.")

--------------------------------------------------------------------------------

THE SOCIETY, ACCOUNT AND INVESTMENT OPTIONS
--------------------------------------------------------------------------------

MODERN WOODMEN OF AMERICA


    The Society was incorporated on May 5, 1884 as a fraternal benefit society in the State of Illinois and is principally engaged in the offering of life insurance and annuity certificates to its members. We are admitted to do business in 47 states and the District of Columbia: Alabama, Arizona, Arkansas, California, Colorado, Connecticut, Delaware, Florida, Georgia, Idaho, Illinois, Indiana, Iowa, Kansas, Kentucky, Louisiana, Maine, Maryland, Massachusetts, Michigan, Minnesota, Mississippi, Missouri, Montana, Nebraska, New Hampshire, New Jersey, New Mexico, New York, North Carolina, North Dakota, Ohio, Oklahoma, Oregon, Pennsylvania, Rhode Island, South Carolina, South Dakota, Tennessee, Texas, Utah, Vermont, Virginia, Washington, West Virginia, Wisconsin and Wyoming.


    It is the Society's objective and purpose to bring together persons of exemplary habits and good moral character into a fraternal benefit society and to provide social, intellectual, moral and physical improvement of its members; to promote fraternal relationships and foster acts of fraternity, charity and benevolence by and among its members; to provide opportunities for service to others and community; to encourage and strengthen the concept of the conventional and traditional family unit and to assist its members in living in harmony with their environment.

--------------------------------------------------------------------------------

MODERN WOODMEN OF AMERICA VARIABLE ANNUITY ACCOUNT

    On March 30, 2001, we established the Account pursuant to the laws of the State of Illinois. The Account:

        -   will receive and invest premiums paid to it under the Certificate;

        - will receive and invest premiums for other variable annuity certificates we issue;

        - is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve supervision by the SEC of the management or investment policies or practices of the Account, us or the Funds.

    We own the Account's assets. However, we cannot charge the Account with liabilities arising out of any other business we may conduct. The Account's assets are available to cover the general liabilities of the Society only to the extent that the Account's assets exceed its liabilities. We may transfer assets which exceed these reserves and liabilities to our General Account. All obligations arising under the Certificates are general corporate obligations of the Society.
--------------------------------------------------------------------------------

INVESTMENT OPTIONS

    There are currently 31 Subaccounts available under the Account, each of which invests exclusively in shares of a single corresponding Investment Option. Each of the Investment Options was formed as an investment vehicle for insurance company separate accounts. Each Investment Option has its own investment objectives and separately determines the income and losses for that Investment Option. While you may be invested in up to sixteen Investment Options at any one time, including the Declared Interest Option, each premium payment you submit may be directed to a maximum of 10 Investment Options, including the Declared Interest Option.

    The investment objectives and policies of certain Investment Options are similar to the investment objectives and policies of other portfolios that the same investment adviser, investment sub-adviser or manager may manage. The investment results of the Investment Options, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Investment Options will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser, investment sub-adviser or manager.

    We have summarized below the investment objectives and policies of each Investment Option. There is no assurance that any Investment Option will achieve its stated objectives. You should also read the prospectus for each Investment Option, which must accompany or precede this Prospectus, for more detailed information, including a description of risks and expenses.


AMERICAN CENTURY. American Century Investment Management, Inc. is the investment adviser to the Funds.

PORTFOLIO                              INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
VP Ultra-Registered Trademark- Fund    -  This Fund seeks long-term capital growth. The Fund
                                          pursues this objective by investing in common stocks of
                                          large companies with earnings and revenue that are not
                                          only growing, but growing at a successively faster, or
                                          accelerating pace.
VP Vista Fund                          -  This Fund seeks long-term capital growth. The Fund
                                          pursues this objective by investing in common stocks of
                                          medium-sized and smaller companies which will increase in
                                          value over time.

DREYFUS. The Dreyfus Corporation serves as the investment adviser to the Dreyfus Variable Investment Fund and the Dreyfus Socially Responsible Growth Fund. Fayez Sarofim and Co. serves as the investment sub-adviser to the Dreyfus Variable Investment Fund: Appreciation Portfolio and Newton Capital Management Limited serves as the investment sub-adviser to the Dreyfus Variable Investment Fund:
International Equity Portfolio.



PORTFOLIO                              INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
Dreyfus Variable Investment Fund:      -  This Portfolio primarily seeks long-term capital growth,
Appreciation Portfolio--Initial Share     consistent with the preservation of capital; current
Class                                     income is a secondary investment objective. The Portfolio
                                          invests in common stocks focusing on blue chip companies
                                          with total market values of more than $5 billion at the
                                          time of purchase, including multi-national companies.
Dreyfus Variable Investment Fund:      -  This Portfolio seeks to maximize capital appreciation. To
Developing Leaders Portfolio--Initial     pursue this goal, under normal circumstances, the
Share Class                               Portfolio invests primarily in small cap companies. Small
                                          cap companies are defined as those with total market
                                          values of less than $2 billion at the time of purchase.
                                          The Portfolio seeks companies characterized by new or
                                          innovative products, services or processes having the
                                          potential to enhance earnings or revenue growth.
Dreyfus Variable Investment Fund:      -  This Portfolio seeks to provide investment returns
Disciplined Stock Portfolio--Initial      (consists of capital appreciation and income) that are
Share Class                               greater than the total return of stocks, as represented
                                          by the Standard & Poor's 500 Composite Stock Price Index.
                                          The Portfolio normally invests at least 80% of its assets
                                          in stocks chosen through a disciplined investment process
                                          to create a blended portfolio of growth and value stocks.
Dreyfus Variable Investment Fund:      -  This Portfolio seeks to provide long-term capital growth,
Growth and Income Portfolio--Initial      current income and growth of income, consistent with
Share Class                               reasonable investment risk. To pursue this goal, the
                                          Portfolio invests in stocks, bonds and money market
                                          instruments of domestic and foreign issuers.
Dreyfus Variable Investment Fund:      -  This Portfolio seeks capital growth. To pursue this goal,
International Equity                      the Portfolio invests in growth stocks of foreign
Portfolio--Initial Share Class            companies. Normally, the Portfolio invests at least 80%
                                          of its assets in stocks, including common stocks and
                                          convertible securities, including those issued in initial
                                          public offerings.
Dreyfus Socially Responsible Growth    -  This Fund seeks to provide capital growth; current income
Fund, Inc.--Service Share Class           is a secondary goal. This Fund normally invests at least
                                          80% of its assets in the common stocks of companies that
                                          meet, in the opinion of fund management, traditional
                                          investment standards and conduct their business in a
                                          manner that contributes to the enhancement of the quality
                                          of life in America.

EQUITRUST VARIABLE INSURANCE SERIES FUND. EquiTrust Investment Management Services, Inc. is the investment adviser to the Portfolios.


PORTFOLIO                              INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
Blue Chip Portfolio                    -  This Portfolio seeks growth of capital and income. The
                                          Portfolio pursues this objective by investing at least
                                          80% of its assets in equity securities of
                                          well-capitalized, established companies.
High Grade Bond Portfolio              -  This Portfolio seeks as high a level of current income as is consistent with an investment in a diversified
                                          portfolio of high grade income-bearing debt securities.
                                          The Portfolio will pursue this objective by investing at
                                          least 80% of its net assets in debt securities rated AAA,
                                          AA or A by Standard & Poor's or Aaa, Aa or A by Moody's
                                          Investors Service, Inc. and in securities issued or
                                          guaranteed by the United States government or its
                                          agencies or instrumentalities.
Managed Portfolio                      -  This Portfolio seeks the highest level of total return
                                          through income and capital appreciation. The Portfolio
                                          pursues this objective through a fully managed investment
                                          policy consisting of investment in the following three
                                          market sectors: (i) common stocks and other equity
                                          securities; (ii) high grade debt securities and preferred
                                          stocks of the type in which the High Grade Bond Portfolio
                                          may invest; and (iii) money market instruments of the
                                          type in which the Money Market Portfolio may invest.
Money Market Portfolio                 -  This Portfolio seeks maximum current income consistent
                                          with liquidity and stability of principal. The Portfolio
                                          will pursue this objective by investing in high quality
                                          short-term money market instruments. AN INVESTMENT IN THE
                                          MONEY MARKET PORTFOLIO IS NEITHER INSURED NOR GUARANTEED
                                          BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY
                                          GOVERNMENT AGENCY. THERE CAN BE NO ASSURANCE THAT THE
                                          PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET
                                          VALUE OF $1.00 PER SHARE. DURING EXTENDED PERIODS OF LOW
                                          INTEREST RATES, THE YIELD OF A MONEY MARKET SUBACCOUNT
                                          MAY ALSO BECOME EXTREMELY LOW AND POSSIBLY NEGATIVE.
Strategic Yield Portfolio              -  This Portfolio seeks as a primary objective, as high a
                                          level of current income as is consistent with investment
                                          in a diversified portfolio of lower-rated,
                                          higher-yielding income-bearing securities. As a secondary
                                          objective, the Portfolio seeks capital appreciation when
                                          consistent with its primary objective. The Portfolio
                                          pursues these objectives by investing primarily in debt
                                          and income-bearing securities rated Baa or lower by
                                          Moody's Investors Service, Inc. and/or BBB or lower by
                                          Standard & Poor's, or in unrated securities of comparable
                                          quality (i.e., junk bonds). AN INVESTMENT IN THIS
                                          PORTFOLIO MAY ENTAIL GREATER THAN ORDINARY FINANCIAL
                                          RISK. (See the Fund prospectus "HIGHER RISK SECURITIES
                                          AND INVESTMENT STRATEGIES--Lower-Rated Debt Securities.")

PORTFOLIO                              INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
Value Growth Portfolio                 -  This Portfolio seeks long-term capital appreciation. The
                                          Portfolio pursues this objective by investing primarily
                                          in equity securities of companies that the investment
                                          adviser believes have a potential to earn a high return
                                          on capital and/or in equity securities that the
                                          investment adviser believes are undervalued by the
                                          marketplace. Such equity securities may include common
                                          stock, preferred stock and securities convertible or
                                          exchangeable into common stock.


FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS. Fidelity Management & Research Company serves as the investment adviser to these Portfolios.



PORTFOLIO                              INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
Fidelity VIP Contrafund Portfolio      -  This Portfolio seeks long-term capital appreciation. The
                                          Portfolio normally invests primarily in common stocks and
                                          securities convertible into common stock, but it has the
                                          flexibility to invest in other types of securities. The
                                          Portfolio invests in securities of companies whose value
                                          the adviser believes is not fully recognized by the
                                          public.
Fidelity VIP Growth Portfolio          -  This Portfolio seeks capital appreciation. The Portfolio invests primarily in common stocks, however, it is not
                                          restricted to any one type of security and may pursue
                                          capital appreciation through the purchase of bonds and
                                          preferred stocks. The Portfolio does not place any
                                          emphasis on dividend income from its investments, except
                                          when the adviser believes this income will have a
                                          favorable influence on the market value of the security.
                                          Growth may be measured by factors such as earnings or
                                          gross sales.
Fidelity VIP Growth & Income           -  This Portfolio seeks high total return through a
Portfolio                                 combination of current income and capital appreciation.
                                          The Portfolio expects to invest the majority of its
                                          assets in domestic and foreign equity securities, with a
                                          focus on those that pay current dividends and show
                                          potential earnings growth. However, the Portfolio may buy
                                          debt securities as well as equity securities that are not
                                          currently paying dividends, but offer prospects for
                                          capital appreciation or future income.
Fidelity VIP High Income Portfolio     -  This Portfolio seeks a high level of current income,
                                          while also considering growth of capital. The Portfolio
                                          normally invests primarily in income-producing debt
                                          securities, preferred stocks and convertible securities,
                                          with an emphasis on lower-quality debt securities.
Fidelity VIP Index 500 Portfolio       -  This Portfolio seeks to provide investment results that correspond to the total return of a broad range of common
                                          stocks publicly traded in the United States. To achieve
                                          this objective, the Portfolio attempts to duplicate the
                                          composition and total return of the S&P 500.
Fidelity VIP Mid Cap Portfolio         -  This Portfolio seeks long-term growth of capital. The
                                          Portfolio normally invests at least 80% of its total
                                          assets in securities of companies with medium market
                                          capitalizations. The investment adviser invests primarily
                                          in common stocks.

PORTFOLIO                              INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
Fidelity VIP Overseas Portfolio        -  This Portfolio seeks long-term growth of capital.
                                          Normally, at least 80% of the Portfolio's total assets
                                          will be invested in foreign securities. The Portfolio may
                                          also invest in U.S. issuers. The Portfolio defines
                                          foreign securities as securities of issuers whose
                                          principal activities are located outside the United
                                          States.


J.P. MORGAN SERIES TRUST II. J.P. Morgan Investment Management Inc. serves as the investment adviser to the Portfolios.


PORTFOLIO                              INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
JPMorgan Mid Cap Value Portfolio       -  This Portfolio seeks growth from capital appreciation by investing at least 80% of the value of its assets in a
                                          broad portfolio of common stocks of companies with market
                                          capitalizations of $1 billion to $20 billion at the time
                                          of purchase.
JPMorgan Small Company Portfolio       -  This Portfolio seeks to provide high total return by
                                          investing at least 80% of the value of its assets in
                                          small U.S. companies whose market capitalizations are
                                          equal to those within the universe of the S&P SmallCap
                                          600 Index stocks.


SUMMIT PINNACLE SERIES OF SUMMIT MUTUAL FUNDS, INC. Summit Investment Partners, Inc. serves as the investment adviser to the Portfolios.


PORTFOLIO                              INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
Nasdaq-100 Index Portfolio             -  This Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as
                                          represented by the Nasdaq-100 Index. The Portfolio will
                                          attempt to achieve, in both rising and falling markets, a
                                          correlation of at least 95% between the total return of
                                          its net assets before expenses and the total return of
                                          the Nasdaq-100 Index.
Russell 2000 Small Cap Index           -  This Portfolio seeks investment results that correspond
Portfolio                                 to the investment performance of U.S. common stocks, as
                                          represented by the Russell 2000 Index. The Portfolio will
                                          attempt to achieve, in both rising and falling markets, a
                                          correlation of at least 95% between the total return of
                                          its net assets before expenses and the total return of
                                          the Russell 2000 Index.
S&P MidCap 400 Index Portfolio         -  This Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as
                                          represented by the S&P MidCap 400 Index. The Portfolio
                                          will attempt to achieve, in both rising and falling
                                          markets, a correlation of at least 95% between the total
                                          return of its net assets before expenses and the total
                                          return of the S&P MidCap 400 Index.

T. ROWE PRICE EQUITY SERIES, INC. T. Rowe Price Associates, Inc. is the investment adviser to the Portfolios.

PORTFOLIO                              INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
Equity Income Portfolio                -  This Portfolio seeks to provide substantial dividend
                                          income and long-term capital appreciation by investing
                                          primarily in dividend-paying common stocks of established
                                          companies considered by the adviser to have favorable
                                          prospects for both increasing dividends and capital
                                          appreciation.
Mid-Cap Growth Portfolio               -  This Portfolio seeks to provide long-term capital
                                          appreciation by investing primarily in mid-cap stocks
                                          with the potential for above-average earnings growth. The
                                          investment adviser defines mid-cap companies as those
                                          whose market capitalization falls within the range of
                                          companies in either the Standard & Poor's Mid-Cap
                                          400 Index or the Russell Mid-Cap Growth Index.
New America Growth Portfolio           -  This Portfolio seeks to provide long-term growth of
                                          capital by investing primarily in the common stocks of
                                          companies operating in sectors the investment adviser
                                          believes will be the fastest growing in the U.S.
                                          Fast-growing companies can be found across an array of
                                          industries in today's "new America".
Personal Strategy Balanced Portfolio   -  This Portfolio seeks the highest total return over time consistent with an emphasis on both capital appreciation
                                          and income. The Portfolio pursues its objective by
                                          investing in a diversified portfolio typically consisting
                                          of approximately 60% stocks, 30% bonds and 10% money
                                          market securities.

T. ROWE PRICE INTERNATIONAL SERIES, INC. T. Rowe Price International, Inc. is the investment adviser to the Portfolio.

PORTFOLIO                              INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
International Stock Portfolio          -  This Portfolio seeks to provide capital appreciation
                                          through investments primarily in established companies
                                          based outside the United States.

The Funds currently sell shares: (a) to the Account as well as to separate accounts of insurance companies that are not affiliated with the Society; and
(b) to separate accounts to serve as the underlying investment for both variable insurance policies and variable annuity contracts. We currently do not foresee any disadvantages to Certificate Holders arising from the sale of shares to support variable annuity contracts and variable life insurance policies, or from shares being sold to separate accounts of insurance companies that are not affiliated with the Society. However, we will monitor events in order to identify any material irreconcilable conflicts that might possibly arise. In that event, we would determine what action, if any, should be taken in response to the conflict. In addition, if we believe that a Fund's response to any of those events or conflicts insufficiently protects Certificate Holders, we will take appropriate action on our own, which may include withdrawing the Account's investment in that Fund. (See the Fund prospectuses for more detail.)

We may receive different amounts of compensation from an investment adviser, distributor and/or affiliate(s) of one or more of the Funds based upon an annual percentage of the average assets we hold in the Investment Options. These amounts, which may vary by adviser, are intended to compensate us for administrative and other services we provide to the Funds and/or affiliate(s) and may be significant. In addition, MWA Financial Services, Inc., the principal underwriter of the Certificates, may receive 12b-1 fees deducted from certain portfolio assets attributable to the Certificate for providing distribution and shareholder support services to some Investment Options.

Each Fund is registered with the SEC as an open-end, diversified management investment company. Such registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC.
--------------------------------------------------------------------------------

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

    We reserve the right, subject to compliance with applicable law, to make additions to, deletions from or substitutions for the shares that are held in the Account or that the Account may purchase. We reserve the right to eliminate the shares of any Investment Option and to substitute any shares of another Investment Option. We also may substitute shares of funds with fees and expenses that are different from the Funds. We will not substitute any shares attributable to your interest in a Subaccount without notice and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law.

    We also reserve the right to establish additional subaccounts of the Account, each of which would invest in a new Investment Option, or in shares of another investment company with a specified investment objective. We may limit the availability of any new Investment Option to certain classes of purchasers. We may establish new subaccounts when, in our sole discretion, marketing needs or investment conditions warrant, and we will make any new subaccounts available to existing Certificate Holders on a basis we determine. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, regulatory requirements or investment conditions warrant.

    In the event of any such substitution, deletion or change, we may make appropriate changes in this and other Certificates to reflect such substitution, deletion or change. If you allocated all or a portion of your premiums to any of the current Subaccounts that are being substituted for or deleted, you may surrender the portion of the Accumulated Value funded by such Subaccount without paying the associated surrender charge. You may also transfer the portion of the Accumulated Value affected without paying a transfer charge.

    If we deem it to be in the best interest of persons having voting rights with regard to the Subaccounts under the Certificates, we may:

        - operate the Account as a management investment company under the 1940 Act,

        - deregister the Account under that Act in the event such registration is no longer required, or

        -   combine the Account with our other separate accounts.

    In addition, we may, when permitted by law, restrict or eliminate these voting rights under the Certificate.

--------------------------------------------------------------------------------

DESCRIPTION OF ANNUITY CERTIFICATE
--------------------------------------------------------------------------------

ISSUANCE OF A CERTIFICATE


    You must complete an application in order to purchase a Certificate, which can be obtained through a licensed representative of the Society, who is also a registered representative of MWA Financial Services, Inc. ("MWAFS"). Your Issue Date will be the date the properly completed application and the initial premium are received at our Administrative Center. See "DESCRIPTION OF ANNUITY CERTIFICATE--Allocation of Premiums" for our procedures upon receipt of an incomplete application. (If this date is the 29th, 30th or 31st of any month, the Issue Date will be the 28th of such month.) The Society sells Qualified Certificates for retirement plans that qualify for special federal tax treatment under the Code, and also sells Non-Qualified Certificates. IRAs and other retirement plans that qualify for special federal tax treatment already have the tax-deferral feature found in the Certificate; therefore, you should consider whether the features and benefits unique to the Certificate are appropriate for your needs prior to purchasing a Qualified Certificate. We apply a maximum issue age of 85 for Annuitants.


    The Annuitant is the owner and person having control of the Certificate, unless another owner is named. During the Annuitant's lifetime, the person having control of the Certificate may exercise all of the rights and receive all of the benefits provided by the Certificate without the consent of any other person.


    If the issue age is 15 or less, the applicant for the Certificate, or the applicant's duly appointed successor, shall have control of the Certificate but may not assign it. During the period after the Annuitant attains age 16 and before the Annuitant attains age 21, control of the Certificate will pass to the Annuitant: (a) upon the death of such applicant; or (b) upon receipt of a written request by such applicant in a form satisfactory to the Society. When the Annuitant attains age 21, control of the Certificate shall automatically pass to the Annuitant.


    Although we do not anticipate delays in our receipt and processing of applications, premium payments or transaction requests, we may experience such delays to the extent registered representatives fail to forward applications, premium payments and transaction requests to our Administrative Center on a timely basis.
--------------------------------------------------------------------------------

PREMIUMS


    The minimum initial premium amount the Society will accept is $1,000. We may waive the minimum initial premium amount for certain Qualified Certificates. You may make mimimum subsequent premium payments of $50 or more at any time during the Annuitant's lifetime and before the Retirement Date.



    You may elect to receive premium reminder notices based on annual, semi-annual or quarterly payments. You may change the amount of the premium and frequency of the notice at any time. Also, under the automatic payment plan, you can elect a monthly payment schedule for premium payments to be automatically deducted from a bank account or other source. Your Certificate will not necessarily lapse even if additional premiums are not paid. You should forward all premium payments to our Administrative Center.



    If mandated under applicable law, the Society may be required to reject a premium payment. The Society may also be required to provide additional information about you and your Certificate to government regulators.

--------------------------------------------------------------------------------

FREE-LOOK PERIOD

    We provide for an initial "free-look" period during which time you have the right to return the Certificate within 30 days after you receive it. If you return the Certificate, it will become void and you will receive the greater of:

        -   premiums paid, or


        - the Accumulated Value on the date we receive the returned Certificate at our Administrative Center, plus administrative charges and any other charges deducted under the Certificate.

--------------------------------------------------------------------------------

ALLOCATION OF PREMIUMS

    Upon receipt at our Administrative Center of your properly completed Certificate application and initial premium payment, we will allocate the initial premium to the Money Market Subaccount. If your application is not properly completed, we reserve the right to retain your initial premium for up to five business days while we attempt to complete the application. At the end of this 5-day period, if the application is not complete, we will inform you of the reason for the delay and we will return the initial premium immediately, unless you specifically provide us your consent to retain the premium until the application is complete.


    You may be invested in up to sixteen Investment Options at any one time, including the Declared Interest Option; however, each premium payment you submit may be directed to a maximum of 10 Investment Options, including the Declared Interest Option. (You must invest a minimum of 10% in each Investment Option. All percentages must be in whole numbers.)


        - Notwithstanding your allocation instructions, we will allocate the initial premium to the Money Market Subaccount for 10 days from the Issue Date. We also will allocate any additional premiums received during this 10-day period to the Money Market Subaccount.

        - At the end of that period, we will allocate those monies among the Subaccounts and the Declared Interest Option according to the instructions in your application.


        - We will allocate subsequent premiums in the same manner at the end of the Valuation Period when we receive them at our Administrative Center, unless the allocation percentages are changed.



        - You may change your allocation instructions at any time by sending Written Notice to our Administrative Center. If you change your allocation percentages, we will allocate subsequent premium payments in accordance with the allocation instructions in effect. Changing your allocation instructions will not alter the allocation of your existing Accumulated Values among the Subaccounts or the Declared Interest Option.


        - You may, however, direct individual payments to a specific Subaccount, the Declared Interest Option, or any combination thereof, without changing the existing allocation instructions.

    Because the Accumulated Values in each Subaccount will vary with that Subaccount's investment performance, you bear the entire investment risk for amounts allocated to the Subaccount. You should periodically review your premium allocation schedule in light of market conditions and your overall financial objectives.
--------------------------------------------------------------------------------

VARIABLE ACCUMULATED VALUE

    The variable accumulated value of your Certificate will reflect the investment performance of your selected Subaccounts, any premiums paid, surrenders or partial withdrawals, transfers and charges assessed. The Society does not guarantee a minimum variable accumulated value, and, because your Certificate's variable accumulated value on any future date depends upon a number of variables, it cannot be predetermined.


    CALCULATION OF VARIABLE ACCUMULATED VALUE. Your Certificate's variable accumulated value is determined at the end of each Valuation Period and is the aggregate of the values in each of the Subaccounts under your Certificate. These values are determined by multiplying each Subaccount's unit value by the number of units allocated to that Subaccount.



    DETERMINATION OF NUMBER OF UNITS. The amounts allocated to your selected Subaccounts are converted into Subaccount units. The number of units credited to each Subacount in your Certificate is calculated at the end of the Valuation Period by dividing the dollar amount allocated by the unit value for that Subaccount. At the end of the Valuation Period, we will increase the number of units in each Subaccount by:


        -   any premiums paid, and

        - any amounts transferred from another Subaccount or the Declared Interest Option.

    We will decrease the number of units in each Subaccount by:

        -   any amounts withdrawn,

        -   applicable charges assessed, and

        - any amounts transferred to another Subaccount or the Declared Interest Option.


    DETERMINATION OF UNIT VALUE. We have set the unit value for each Subaccount's first Valuation Period at $10. We calculate the unit value for a Subaccount for each subsequent Valuation Period by dividing (a) by
    (b) where:


          (a)  is the net result of:


                  1. the value of the net assets in the Subaccount at the end of the preceding Valuation Period; plus



                  2. the investment income and capital gains, realized or unrealized, credited to the Subaccount during the current Valuation Period; minus



                  3. the capital losses, realized or unrealized, charged against the Subaccount during the current Valuation Period; minus



                  4. any amount charged for taxes or any amount set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of the Subaccount; minus



                  5. the daily amount charged for mortality and expense risks for each day of the current Valuation Period.



          (b) is the number of units outstanding at the end of the preceding Valuation Period.

--------------------------------------------------------------------------------

TRANSFER PRIVILEGE


    You may transfer monies in a Subaccount or the Declared Interest Option to another Subaccount or the Declared Interest Option on or before the Retirement Date. We will process all transfers based on the net asset value next determined after we receive your Written Notice at our Administrative Center.


        - The minimum amount of each transfer is $100 or the entire amount in that Subaccount or Declared Interest Option, if less.

        - Transfers from the Declared Interest Option may be for no more than 25% of the Accumulated Value in that option.

        - If a transfer would reduce the Accumulated Value in the Declared Interest Option below $1,000, you may transfer the entire amount in that option.

        - The Society waives the transfer processing fee for the first twelve transfers during a Certificate Year.

        - The Society may assess a transfer processing fee of $25 for the 13th and each subsequent transfer during a Certificate Year.

        - We allow an unlimited number of transfers among or between the Subaccounts or the Declared Interest Option. (See "DECLARED INTEREST OPTION--Transfers from Declared Interest Option.")


    All transfer requests received in a Valuation Period will be considered to be one transfer, regardless of the Subaccounts or Declared Interest Option affected. We will deduct the transfer processing fee on a pro-rata basis from the Subaccounts or Declared Interest Option to which the transfer is made unless it is paid in cash.


    You may also transfer monies via telephone request if you selected this option on your initial application or have provided us with proper authorization. Call 1-877-249-3692 to make a telephone transfer. We reserve the right to suspend telephone transfer privileges at any time.

    We will employ reasonable procedures to confirm that telephone instructions are genuine. We are not liable for any loss, damage or expense from complying with telephone instructions we reasonably believe to be authentic.


    CAUTION: Telephone transfer privileges may not always be available. Telephone systems, whether yours, your service provider's or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should send a Written Notice to our Administrative Center.

--------------------------------------------------------------------------------

PARTIAL WITHDRAWALS AND SURRENDERS


    PARTIAL WITHDRAWALS. You may withdraw part of the Accumulated Value upon Written Notice at any time before the Retirement Date.


        -   The minimum amount which you may partially withdraw is $500.

        - If your partial withdrawal reduces your Accumulated Value to less than $2,000, it may be treated as a full surrender of the Certificate.


    We will process your partial withdrawal based on the net asset value next determined after we receive Written Notice at our Administrative Center. You may annually withdraw a maximum of 10% of the Accumulated Value without incurring a surrender charge. Any applicable surrender charge will be deducted from your Accumulated Value. (See "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--AMOUNTS NOT SUBJECT TO SURRENDER CHARGE.")


    You may specify the amount of the partial withdrawal to be made from selected Subaccounts or the Declared Interest Option. If you do not so specify, or if the amount in the designated Subaccount(s) or Declared Interest Option is insufficient to comply with your request, we will make the partial withdrawal from each Subaccount or the Declared Interest Option based on the proportion that these values bear to the total Accumulated Value on the date we receive your request at our Administrative Center.


    Should your partial withdrawal result in a full surrender of your certificate, we will contact you or your sales representative, prior to processing, to explain the consequences of the withdrawal and confirm your Written Notice. If we are unable to contact you or you instruct us to process the partial withdrawal, we will pay the Net Accumulated Value within seven days of our receipt of your original Written Notice at our Administrative Center.



    SURRENDER. You may surrender your Certificate upon Written Notice on or before the Retirement Date. We will determine your Net Accumulated Value based on the net asset value next determined after we receive your Written Notice and your Certificate at our Administrative Center. You may choose to have the Net Accumulated Value distributed to you as follows:


        -   under a settlement option, or

        -   in a lump sum.


    FACSIMILE REQUESTS. You may request a partial withdrawal from or surrender of your Certificate via facsimile.



        - Facsimile requests must be directed to 1-515-226-6870 at our Administrative Center. We are not liable for the timely processing of any misrouted facsimile request.



        - A request must identify your name and Certificate number. We may require your address or social security number be provided for verification purposes.



        - We will compare your signature to your original Certificate application. If there is any question as to the validity of the signature, we may require a signature guarantee or notarization to be provided.

        - Upon satisfactory receipt of transaction instructions, your partial withdrawal or surrender will be effective as of the end of the Valuation Period during which we receive the request at our Administrative Center.



        - A separate confirmation letter will be sent to you upon completion of the transaction. If your request is accompanied by a change of address or is received within 30 days of a prior address change, we will send a confirmation letter to both the old and new addresses.



        - We will employ reasonable procedures to confirm that facsimile requests are genuine. We are not liable for any loss, damage, or expense from complying with facsimile requests we reasonably believe to be authentic.



            CAUTION: Facsimile privileges may not always be available. Telephone systems can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should submit a Written Notice to our Administrative Center. We are not liable for any processing delays related to a failure of the telephone system.



        - We reserve the right to deny any transaction request made by facsimile.



    We may terminate this privilege at any time.


    SURRENDER AND PARTIAL WITHDRAWAL RESTRICTIONS. Your right to make partial withdrawals and surrenders is subject to any restrictions imposed by applicable law or employee benefit plan. You may realize adverse federal income tax consequences, including a penalty tax, upon utilization of these features. See "FEDERAL TAX MATTERS--Taxation of Annuities" and "--Taxation of Qualified Certificates."
--------------------------------------------------------------------------------

TRANSFER AND WITHDRAWAL OPTIONS


    You may elect the following options on your initial application or at a later date by completing the applicable request form and returning it to our Administrative Center. The options selected will remain in effect until we receive a written termination request from you at our Administrative Center.


    AUTOMATIC REBALANCING. We offer an asset rebalancing program under which we will automatically transfer amounts annually to maintain a particular percentage allocation among the Subaccounts and the Declared Interest Option. The asset rebalancing program automatically reallocates the Accumulated Value in the Subaccounts and the Declared Interest Option at the end of each Certificate Year to match your Certificate's then-effective premium allocation instructions. The asset rebalancing program will transfer Accumulated Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value (or not increased as much). The asset rebalancing program does not guarantee gains, nor does it assure that any Subaccount will not have losses.

        - Under the asset rebalancing program, the maximum number of Investment Options which you may select at any one time is ten, including the Declared Interest Option.

        - Rebalancing will occur on the fifth Business Day of the month following your Certificate Anniversary.

        - This feature is free and is not considered in the twelve free transfers during a Certificate Year.


        - This feature cannot be utilized in combination with the dollar cost averaging program.



    DOLLAR COST AVERAGING. You may elect to participate in a dollar cost averaging program. Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of your premium into the Subaccounts or Declared Interest Option over a period of time. This allows you to potentially reduce the risk of investing most of your premium into the Subaccounts at a time when prices are high. We do not assure the success of this strategy. Implementation of the dollar cost averaging program does not guarantee profits, nor protect you against losses. You should carefully consider your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high.


    To participate in the dollar cost averaging program, you must place at least $1,000 in a single "source account" (either the Declared Interest Option or the Money Market Subaccount). Each month, we will automatically transfer equal amounts from the source account to your designated "target accounts."

        -   The minimum amount of each transfer is $100.

        - Under the dollar cost averaging program, the maximum number of Investment Options which you may select at any one time is ten, including the Declared Interest Option.

        - You select the date to implement this program which will occur on the same date each month, or on the next Business Day.


        - We will terminate this option when monies in the source account are depleted, or upon receipt of a Written Notice at our Administrative Center.


        - Transfers due to this feature are counted towards the twelve free transfers during a Certificate Year. All transfers made on the same date count as one transfer.


        - This feature is free and cannot be utilized in combination with the automatic rebalancing or systematic withdrawal programs.


    SYSTEMATIC WITHDRAWALS. You may elect to receive automatic partial withdrawals.

        - You specify the amount of the partial withdrawals to be made from selected Subaccounts or the Declared Interest Option.

        - You specify the allocation of the withdrawals among the Subaccounts and Declared Interest Option, and the frequency (monthly, quarterly, semi-annually or annually).


        -   The minimum amount which you may withdraw is $100.


        - The maximum amount which you may withdraw is that which would leave the remaining Accumulated Value equal to $2,000.


        - You may annually withdraw a maximum of 10% of Accumulated Value without incurring a surrender charge. See "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--AMOUNTS NOT SUBJECT TO SURRENDER CHARGE."


        - Withdrawals in excess of 10% of Accumulated Value as of the most recent Certificate Anniversary are subject to a surrender charge.

        - Distributions will take place on the same date each month as the Issue Date, or on the next Business Day.


        - You may change the amount and frequency upon Written Notice to our Administrative Center.



        - This feature cannot be utilized in combination with the dollar cost averaging program.



    We may terminate the automatic rebalancing, dollar cost averaging and systematic withdrawal privileges at any time.

--------------------------------------------------------------------------------

DEATH BENEFIT BEFORE THE RETIREMENT DATE


    DEATH OF CERTIFICATE HOLDER. If a Certificate Holder who is the Annuitant dies prior to the Retirement Date, we will pay the death benefit to the Beneficiary in one sum within five years of the deceased Certificate Holder's death. If a Certificate Holder who is not the Annuitant dies before the Retirement Date, then any surviving Certificate Holder will become the new Certificate Holder. If there is no surviving Certificate Holder, ownership of the Certificate passes to the deceased Certificate Holder's estate.


    The surviving Certificate Holder or new Certificate Holder are afforded the following options:

        1. If the sole surviving Certificate Holder or the sole new Certificate Holder is the spouse of the deceased Certificate Holder, he or she may elect, within 60 days after we receive due proof of death, to continue the Certificate as the new Certificate Holder.

        2. If the surviving Certificate Holder or the new Certificate Holder is not the spouse of the deceased Certificate Holder:

             (a) he or she may elect to receive the Net Accumulated Value in a single sum within 5 years of the deceased Certificate Holder's death, or

             (b) he or she may elect to receive the Net Accumulated Value paid out under one of the annuity settlement options, with payments beginning within one year after the date of the deceased Certificate Holder's death and with payments being made over the lifetime of the Certificate Holder, or over a period that does not exceed the life expectancy of the Certificate Holder.

    Under either of these options, surviving Certificate Holders or new Certificate Holders may exercise all rights and privileges from the date of the deceased Certificate Holder's death until the date that the Net Accumulated Value is paid.

    Other rules may apply to a Qualified Certificate.

    DEATH OF AN ANNUITANT. If the Annuitant dies before the Retirement Date, we will pay the death benefit under the Certificate to the Beneficiary. In the case of a single Beneficiary, the death benefit will be determined as of the date we receive Due Proof of Death. If the death benefit is payable to more than one Beneficiary, the amount of the death benefit will be determined for the first Beneficiary to submit instructions for the distribution of proceeds as of the date we receive Due Proof of Death. Proceeds payable to any other Beneficiary will remain unpaid until distribution instructions are received from the Beneficiary. Therefore, proceeds payable to Beneficiaries other than the first Beneficiary to submit instructions for the distribution of proceeds may be subject to fluctuations in market value. If there is no surviving Beneficiary, we will pay the death benefit pursuant to Section 21 of the Society's By-Laws.

    If the Annuitant's age on the Issue Date was less than 76, we will determine the death benefit as of the date we receive due proof of death and the death benefit will equal the greatest of:


        - the sum of the premiums paid, less the sum of all partial withdrawal reductions (defined below, including applicable surrender charges);


        -   the Accumulated Value; or

        -   the Performance Enhanced Death Benefit (PEDB) amount.


    On dates we calculate the PEDB amount, the PEDB amount will be based on the Accumulated Value under the Certificate. We may reduce the PEDB amount by the amount of any partial withdrawal reduction. The PEDB amount will be equal to zero on the Issue Date if we have not received your initial premium payment. At the time you make your initial premium payment, the PEDB amount will equal the initial premium payment. We will calculate the PEDB amount:
    (1) on each Certificate Anniversary; (2) at the time you make a premium payment or partial withdrawal; and

    (3) on the Annuitant's date of death. After your initial premium payment, the PEDB amount on each calculation date will equal the greater of: (1) the PEDB amount last calculated less any partial withdrawal reductions; or
    (2) the then current Accumulated Value.



    We will continue to recalculate the PEDB amount on each Certificate Anniversary until the Certificate Anniversary immediately prior to the Annuitant's 91st birthday. All subsequent PEDB amounts will be recalculated for additional premium payments or partial withdrawals only.


    If the Annuitant's age on the Issue Date was 76 or older, the death benefit will be determined as of the date we receive due proof of death and is equal to the greater of:

        - the sum of the premiums paid, less the sum of all partial withdrawal reductions (including applicable surrender charges), or

        -   the Accumulated Value.

    A partial withdrawal reduction is defined as (a) times (b) divided by (c) where:

          (a)  is the death benefit immediately prior to withdrawal;

          (b) is the amount of the partial withdrawal (including applicable surrender charges); and

          (c)  is the Accumulated Value immediately prior to withdrawal.


    We will pay the death benefit to the Beneficiary in a lump sum within 5 years of the Annuitant's death unless the Certificate Holder or Beneficiary elects a settlement option. We do not pay a death benefit if the Annuitant dies after the Retirement Date.


    If the Annuitant who is also a Certificate Holder dies, the provisions described immediately above apply except that the Beneficiary may only apply the death benefit payment to a settlement option if:

        - payments under the option begin within 1 year of the Annuitant's death, and

        - payments under the option are payable over the Beneficiary's life or over a period not greater than the Beneficiary's life expectancy.

    If the Certificate Holder's spouse is the designated Beneficiary, the Certificate may be continued with such surviving spouse as the new Certificate Holder.

    Other rules may apply to a Qualified Certificate.

    INCREMENTAL DEATH BENEFIT RIDER. The Incremental Death Benefit Rider provides a death benefit that is in addition to the death benefit payable under your Certificate. (This rider may not be available in all states. A registered representative can provide information on the availability of this rider.) There is no charge for this rider. The rider is not in effect if the Annuitant's age on the Issue Date is 71 or over. This rider may not be available on certain Qualified Certificates.

    If the Annuitant's age on the Issue Date is less than 71, the Incremental Death Benefit Rider, on the date we receive Due Proof of Death, will be equal to 40% of a) minus b), where:

             (a)   is the Accumulated Value; and

             (b) is the sum of all premium payments less the sum of all partial withdrawal reductions (described above).

    The Incremental Death Benefit cannot exceed 50% of (b) and will never be less than zero.

    This rider does not guarantee that any amounts under the rider will become payable at death. Market declines that result in the Accumulated Value being less than the premium payments received minus any partial withdrawal reductions will result in no Incremental Death Benefit being paid.

    The following example demonstrates how the Incremental Death Benefit works. It is based on HYPOTHETICAL values and is not reflective of past or future performance of the Investment Options in the Certificate.


                        TOTAL
                       PREMIUMS   ACCUMULATED                               INCREMENTAL
DATE                     PAID        VALUE        GAIN     DEATH BENEFIT   DEATH BENEFIT
5/1/2004               $100,000     $100,000    $      0     $100,000         $     0
5/1/2024               $100,000     $450,000    $350,000     $450,000         $50,000



    If we receive Due Proof of Death on May 1, 2024, and there were no partial withdrawals made prior to the Annuitant's death, the Incremental Death Benefit will equal $50,000. This amount is determined by multiplying the gain in the Certificate ($350,000) by 40%, which is $140,000; however, because the Incremental Death Benefit cannot exceed 50% of the total premiums paid ($100,000), the Incremental Death Benefit in this example is $50,000.

--------------------------------------------------------------------------------

PROCEEDS ON THE RETIREMENT DATE

    You select the Retirement Date. For Non-Qualified Certificates, the Retirement Date at issue may not be after the later of the Annuitant's age 70 or 10 years after the Issue Date. For Qualified Certificates, the Retirement Date must be no later than the annuitant's age 70 1/2 or such other date as meets the requirements of the Code.


    On the Retirement Date, we will apply the proceeds under a life income annuity settlement option with ten years guaranteed, unless you choose to have the proceeds paid under another option. (See "SETTLEMENT OPTIONS.") If you elect to receive a fixed or variable life contingent settlement option, then we will not assess a surrender charge. If you elect to receive fixed annuity payments under Option 2 (Income for a Fixed Period) or Option 4 (Income of a Fixed Amount), then we assess a surrender charge by adding the number of years for which payments will be made to the number of Certificate Years that your Certificate has been in force to determine what the charge will be. If a lump sum payment is chosen, we will pay the Net Accumulated Value on the Retirement Date.


    If you die before 120 payments have been received, we will make any remaining payments to the Beneficiary. There is no death benefit payable if the Annuitant dies after the Retirement Date.

    You may change the Retirement Date at any time before distribution payments begin, subject to these limitations:


        - we must receive a Written Notice at our Administrative Center at least 30 days before the current Retirement Date;



        - the requested Retirement Date must be a date that is at least 30 days after receipt of the Written Notice; and


        - the requested Retirement Date must be no later than any date required by law.
--------------------------------------------------------------------------------

PAYMENTS


    We will usually pay any surrender, partial withdrawal or death benefit within seven days of receipt of a Written Notice at our Administrative Center. We also require any information or documentation necessary to process the request, and in the case of a death benefit, we must receive Due Proof of Death. We may postpone payments if:


        - the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC;

        - the SEC permits by an order the postponement for the protection of Certificate Holders; or

        - the SEC determines that an emergency exists that would make the disposal of securities held in the Account or the determination of the value of the Account's net assets not reasonably practicable.

    If you have submitted a recent check or draft, we have the right to delay payment until we are assured that the check or draft has been honored.

    We have the right to defer payment of any surrender, partial withdrawal or transfer from the Declared Interest Option for up to six months. If payment has not been made within 30 days after receipt of all required documentation, or such shorter period as necessitated by a particular jurisdiction, we will add interest at the rate of 3% (or a higher rate if required by a particular state) to the amount paid from the date all documentation was received.


    If mandated under applicable law, we may be required to block a Certificate Holder's account and thereby refuse to pay any request for transfers, partial withdrawals, surrenders or death benefits until instructions are received from the appropriate regulator. We may be required to provide additional information about you and your Certificate to government regulators.

--------------------------------------------------------------------------------


ABUSIVE TRADING PRACTICES



    We do not permit excessive trading or market timing activities. Such practices can disrupt the management strategies of the Investment Options and increase expenses, which are borne by all Certificate Holders. We reserve the right to reject excessive transfers or purchases by market timers if the trade would disrupt the management of the Account or any Investment Option. In addition, we may suspend or modify transfer privileges at any time to prevent market timing efforts that could disadvantage other Certificate Holders. These modifications may include, but are not limited to, requiring a minimum time period between each transfer or limiting the dollar amount that a Certificate Holder may transfer at any one time.

--------------------------------------------------------------------------------


MODIFICATION


    You may modify your Certificate only if one of our officers agrees in writing to such modification.

    Upon notification to you, we may modify your Certificate if:

        - necessary to make your Certificate or the Account comply with any law or regulation issued by a governmental agency to which the Society is subject;

        - necessary to assure continued qualification of your Certificate under the Code or other federal or state laws relating to retirement annuities or variable annuity contracts;

        -   necessary to reflect a change in the operation of the Account; or

        - the modification provides additional Subaccount and/or fixed accumulation options.

    We will make the appropriate endorsement to your Certificate in the event of most such modifications.
--------------------------------------------------------------------------------

REPORTS TO CERTIFICATE HOLDERS

    We will mail to you, at least annually, a report containing the Accumulated Value of your Certificate (reflecting each Subaccount and the Declared Interest Option), premiums paid, withdrawals taken and charges deducted since your last report, and any other information required by any applicable law or regulation.

--------------------------------------------------------------------------------

INQUIRIES

    You may contact the Society in writing at our Administrative Center if you have any questions regarding your Certificate.

--------------------------------------------------------------------------------

THE DECLARED INTEREST OPTION
--------------------------------------------------------------------------------

    You may allocate some or all of your premium payments, and transfer some or all of your Accumulated Value, to the Declared Interest Option, which is part of the General Account and pays interest at declared rates guaranteed for each Certificate Year (subject to a minimum guaranteed interest rate of 3%).

    IN COMPLIANCE WITH SPECIFIC STATE INSURANCE REGULATIONS, THE DECLARED INTEREST OPTION IS NOT AVAILABLE IN ALL STATES. A REGISTERED REPRESENTATIVE CAN PROVIDE INFORMATION ON THE AVAILABILITY OF THE DECLARED INTEREST OPTION.

    The Declared Interest Option has not been, and is not required to be, registered with the SEC under the Securities Act of 1933 (the "1933 Act"), and neither the Declared Interest Option nor the Society's General Account has been registered as an investment company under the 1940 Act. Therefore, neither the Society's General Account, the Declared Interest Option, nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to these accounts, which are included in this Prospectus, are for your information and have not been reviewed by the SEC. However, such disclosures may be subject to certain generally applicable provisions of Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

    The portion of your Accumulated Value allocated to the Declared Interest Option (the "Declared Interest Option accumulated value") will be credited with rates of interest, as described below. Since the Declared Interest Option is part of the General Account, we assume the risk of investment gain or loss on this amount. All assets in the General Account are subject to the Society's general liabilities from business operations.

    IF THE SOCIETY'S RESERVES SHOULD BE IMPAIRED, TO THE EXTENT YOU HAVE ALLOCATED OR TRANSFERRED AMOUNTS TO THE DECLARED INTEREST OPTION, YOU MAY BE HELD RESPONSIBLE FOR A PORTION OF THE DEFICIENCY. IF YOU DO NOT SATISFY SUCH A DEFICIENCY, WE WILL APPLY THAT AMOUNT AS A DEBT AGAINST YOUR CERTIFICATE AND IT WILL ACCRUE INTEREST AT AN ANNUAL RATE OF 5%, OR YOU MAY CONSENT TO AN EQUIVALENT REDUCTION IN MEMBER BENEFITS.
--------------------------------------------------------------------------------

MINIMUM GUARANTEED AND CURRENT INTEREST RATES


    The Declared Interest Option accumulated value is guaranteed to accumulate at a minimum effective annual interest rate of 3%. While we intend to credit the Declared Interest Option accumulated value with current rates in excess of the minimum guarantee, we are not obligated to do so. These current interest rates are influenced by, but do not necessarily correspond to, prevailing general market interest rates, and any interest credited on your amounts in the Declared Interest Option in excess of the minimum guaranteed rate will be determined at the sole discretion of the Society. You, therefore, assume the risk that interest credited may not exceed the guaranteed rate.


    Occasionally, we establish new current interest rates for the Declared Interest Option. The rate applicable to your Certificate is the rate in effect on your most recent Certificate Anniversary. This rate will remain unchanged until your next Certificate Anniversary (i.e., for your entire Certificate Year). During each Certificate Year, your entire Declared Interest Option accumulated value (including amounts allocated or transferred to the Declared Interest Option during the year) is credited with the interest rate in effect for that period and becomes part of your Declared Interest Option accumulated value.

    We reserve the right to change the method of crediting interest, provided that such changes do not have the effect of reducing the guaranteed interest rate below 3% per annum, or shorten the period for which the current interest rate applies to less than a Certificate Year.

    CALCULATION OF DECLARED INTEREST OPTION ACCUMULATED VALUE. The Declared Interest Option accumulated value is equal to:

        - amounts allocated and transferred to the Declared Interest Option, plus

        -   interest credited, less

        -   amounts deducted, transferred or withdrawn.
--------------------------------------------------------------------------------

TRANSFERS FROM DECLARED INTEREST OPTION


    You may make an unlimited number of transfers from the Declared Interest Option to any or all of the Subaccounts in each Certificate Year. The amount you transfer at one time may not exceed 25% of the Declared Interest Option accumulated value on the date of transfer. However, if the balance after the transfer would be less than $1,000, you may transfer the entire amount. We process transfers from the Declared Interest Option on a last-in-first-out basis.


--------------------------------------------------------------------------------

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)

    CHARGE FOR PARTIAL WITHDRAWAL OR SURRENDER. We apply a charge if you make a partial withdrawal from or surrender your Certificate during the first eight Certificate Years.


CERTIFICATE YEAR IN WHICH  CHARGE AS PERCENTAGE OF
    WITHDRAWAL OCCURS         AMOUNT WITHDRAWN
           1                           8%
           2                           7
           3                           6
           4                           5
           5                           4
           6                           3
           7                           2
           8                           1
      9 and after                      0


    If surrender charges are not sufficient to cover sales expenses, the loss will be borne by the Society; conversely, if the amount of such charges proves more than enough, the Society will retain the excess. In no event will the total surrender charges assessed under a Certificate exceed 9% of the total premiums paid under that Certificate.

    If the Certificate is being surrendered, the surrender charge is deducted from the Accumulated Value in determining the Net Accumulated Value. For a partial withdrawal, the surrender charge may, at the election of the Certificate Holder, be deducted from the Accumulated Value remaining after the amount requested is withdrawn or be deducted from the amount of the withdrawal requested.

    AMOUNTS NOT SUBJECT TO SURRENDER CHARGE. You may annually withdraw a maximum of 10% of the Accumulated Value without incurring a surrender charge (the "10% withdrawal privilege"). Under the 10% withdrawal privilege, you may receive up to 10% of the Accumulated Value through a single or multiple withdrawals in a Certificate Year. For purposes of determining the amount available during a Certificate Year, we calculate the percentage of the Accumulated Value each withdrawal represents on the date the request is processed. You may not carry over any unused portion of the 10% withdrawal privilege to any subsequent Certificate Year.



    SURRENDER CHARGE AT THE RETIREMENT DATE. We may assess a surrender charge against your Accumulated Value at the Retirement Date. We do not apply a surrender charge if you elect to receive a life contingent settlement option. If you elect fixed annuity payments under payment options 2 or 4, we add the fixed number of years for which payments will be made under the payment option to the number of Certificate Years since the Issue Date to determine the Certificate Year in which the surrender occurs for purposes of determining the charge that would apply based on the Table of Surrender Charges.



    WAIVER OF SURRENDER CHARGE. You may surrender this Certificate without incurring a surrender charge after the first Certificate Year if the Annuitant is terminally ill (as defined in your Certificate), stays in a qualified nursing center for 90 consecutive days, or is required to satisfy minimum distribution requirements in accordance with the Code. We must receive Written Notice, before the Retirement Date, at our Administrative Center in order to activate this waiver. This waiver is not available in all states.

--------------------------------------------------------------------------------

ANNUAL ADMINISTRATIVE CHARGE

    We apply an annual administrative charge of $30 on the Issue Date and on each Certificate Anniversary prior to the Retirement Date. We deduct this charge from your Accumulated Value and use it to reimburse us for administrative expenses relating to your Certificate. We will make the withdrawal from each Subaccount and the Declared Interest Option based on the proportion that each Subaccount's value bears to the total Accumulated Value. We do not assess this charge during the annuity payment period.

    We currently waive the annual administrative charge:

        - on the Issue Date if your initial premium payment is $50,000 or greater, or


        - if the Accumulated Value is $50,000 or greater on a Certificate Anniversary.


    We may terminate this waiver at any time.
--------------------------------------------------------------------------------

TRANSFER PROCESSING FEE

    We waive the transfer processing fee for the first twelve transfers during a Certificate Year, but may assess a $25 charge for the thirteenth and each subsequent transfer in a Certificate Year. We will deduct this fee on a pro-rata basis from the Subaccounts or Declared Interest Option to which the transfer is made unless it is paid in cash. We may realize a profit from this fee.
--------------------------------------------------------------------------------

MORTALITY AND EXPENSE RISK CHARGE

    We apply a daily mortality and expense risk charge at an annual rate of 1.40% (daily rate of 0.0038091%) (approximately 1.01% for mortality risk and 0.39% for expense risk). This charge is used to compensate the Society for assuming mortality and expense risks.

    The mortality risk we assume is that Annuitants may live for a longer period of time than estimated when the guarantees in the Certificate were established. Through these guarantees, each payee is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk also includes a guarantee to pay a death benefit if the Annuitant dies before the

    Retirement Date. The expense risk we assume is that the annual administrative and transfer processing fees may be insufficient to cover actual future expenses.

    We may realize a profit from this charge and we may use such profit for any lawful purpose including paying distribution expenses.
--------------------------------------------------------------------------------

INVESTMENT OPTION EXPENSES

    The assets of the Account will reflect the investment advisory fee and other operating expenses incurred by each Investment Option. (See the Expense Tables in this Prospectus and the accompanying Investment Option prospectuses.)
--------------------------------------------------------------------------------

TAXES

    Currently, we do not charge for any federal, state or local taxes which may be incurred by the Society and be attributable to the Account or the Certificates. We reserve the right, however, to make such a charge in the future.

--------------------------------------------------------------------------------

SETTLEMENT OPTIONS
--------------------------------------------------------------------------------


    The accumulation phase of your Certificate ends on the Retirement Date you select (see "DESCRIPTION OF ANNUITY CERTIFICATE--Proceeds on the Retirement Date"). At that time, your proceeds will be applied under a settlement option, unless you elect to receive this amount in a single sum. The proceeds are the amount we apply to a settlement option. The amount of proceeds will equal either: (1) the Net Accumulated Value if you are surrendering your Certificate; (2) the death benefit if the Annuitant dies; or (3) the amount of any partial withdrawal you apply to a settlement option. Although tax consequences may vary depending on the settlement option elected, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. Once the investment in your Certificate has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.


    Prior to the Retirement Date, you may elect to have your proceeds applied under a settlement option, or a Beneficiary can have the death benefit applied under a settlement option. In either case, the Certificate must be surrendered for a lump sum payment to be made, or for a supplemental contract to be issued for the settlement option. The supplemental contract will show the rights and benefits of the payee(s) under the settlement option selected.

    You can choose whether to apply any portion of your proceeds to provide either fixed annuity payments, variable annuity payments, or a combination of both. If you elect to receive variable annuity payments, then you also must select the Subaccounts to which we will apply your proceeds.

    The annuity payment date is the date you select as of which we compute annuity payments. If you elect to receive variable annuity payments, the annuity payment date may not be the 29th, 30th or 31st day of any month. We compute the first annuity payment as of the initial annuity payment date you select. All subsequent annuity payments are computed as of annuity payment dates. These dates will be the same day of the month as the initial annuity payment date or the first Business Day thereafter if the same day of a subsequent month as the initial annuity payment date is not a Business Day.

    Monthly annuity payments will be computed as of the same day each month as the initial annuity payment date. Quarterly annuity payments will be computed as of the same day in the 3rd, 6th, 9th, and 12th month following the initial annuity payment date and on the same days of such months in each successive year. Semi-annual annuity payment dates will be computed as of the same day in the 6th and 12th month following the initial annuity payment date and on the same days of such months in each successive year. Annual annuity payments will be computed as of the same day in each year as the initial annuity payment date. If you do not select a payment frequency, we will make monthly payments.
--------------------------------------------------------------------------------

DESCRIPTION OF SETTLEMENT OPTIONS

    Fixed Settlement Options:

    OPTION 1--DEPOSIT AT INTEREST. The proceeds are left with the Society to earn a set interest rate. The payee may elect to have the interest paid monthly, quarterly, semi-annually or annually. Under this option, the payee may withdraw part or all of the proceeds at any time.

    OPTION 2--INCOME FOR A FIXED PERIOD. The proceeds are paid in equal installments for a fixed number of years from one to 30 years.

    OPTION 3--LIFE INCOME WITH GUARANTEED PERIOD. The proceeds are paid in equal amounts (at intervals elected by the payee) during the payee's lifetime with the guarantee that payments will be made for a specified number of years. The number of years may be 10 years, 20 years or the period required for the total payments to equal the proceeds applied.

    OPTION 4--INCOME OF A FIXED AMOUNT. The proceeds are paid in equal installments (at intervals elected by the payee) for a specific amount and will continue until all the proceeds plus interest at 3% per year are exhausted.


    OPTION 5--JOINT AND SURVIVOR LIFE INCOME. The proceeds are paid in equal monthly installments while two joint payees live. When one payee dies, future payments equal to two-thirds of the initial payment will be made to the survivor for his or her lifetime.


    Variable Settlement Options:

    OPTION A--LIFE INCOME WITH GUARANTEED PERIOD. The proceeds are paid (at intervals elected by the payee) during the payee's lifetime with the guarantee that payments will be made for 10 or 20 years.


    OPTION B--JOINT AND SURVIVOR LIFE INCOME. The proceeds are paid in monthly installments while two joint payees live. When one payee dies, future payments will be made to the survivor for his or her lifetime.


    Alternate Settlement Options:

    The Society may make available alternate settlement options.
--------------------------------------------------------------------------------

ELECTION OF SETTLEMENT OPTIONS AND ANNUITY PAYMENTS

    While the Annuitant is living, you may elect, revoke or change a settlement option at any time before the Retirement Date. Upon an Annuitant's death, if a settlement option is not in effect or if payment will be made in one lump sum under an existing option, the Beneficiary may elect one of the options.


    We will initiate an election, revocation or change of a settlement option upon receipt of your Written Notice at our Administrative Center.


    We have provided a brief description of the available settlement options above. The term "effective date" means the date as of which the proceeds are applied to a settlement option. The term "payee" means a person who is entitled to receive payment under a settlement option.

    FIXED ANNUITY PAYMENTS. Fixed annuity payments are periodic payments we make to the designated payee. We calculate the amount of each fixed annuity payment based on:


        -   the settlement option selected;


        -   the payee's age and sex;

        - the dollar amount of proceeds being applied to a settlement option, and


        -   the applicable settlement option rates.

    We use a minimum annual interest rate of 3% to compute fixed annuity payments. We may, in our sole discretion, make fixed annuity payments based on a higher annual interest rate, which may be changed by the Society.

    We reserve the right to refuse the election of a settlement option, and to make a lump sum payment to the payee if:

             (1)  the total proceeds would be less than $5,000;

             (2)  the amount of each payment would be less than $50; or

             (3) the payee is an assignee, estate, trustee, partnership, corporation, or association.


    Under Option 1, the proceeds earn a set interest rate and the payee may elect to receive some or all of the interest in periodic payments. Under Option 4, proceeds are paid in amounts and at intervals specified by the payee. For each other settlement option, we determine the dollar amount of the first fixed annuity payment by multiplying the dollar amount of proceeds being applied to purchase fixed annuity payments by the settlement option rate for the selected settlement option. Subsequent fixed annuity payments are of the same dollar amount unless we make payments based on an interest rate different from the interest rate we use to compute the first payment. A payee may elect to withdraw any unpaid balance of proceeds under Options 1 or 4, or may elect to receive the commuted value of any remaining payments under Option 2. Options 3 and 5 have no withdrawal rights. Reserves and net single premiums for fixed settlement options involving life contingencies are based on the "Annuity 2000" individual annuity mortality table with interest at 3% per year.


    VARIABLE ANNUITY PAYMENTS. Variable annuity payments are periodic payments we make to the designated payee, the amount of which varies from one annuity payment date to the next as a function of the investment performance of the Subaccounts selected to support such payments. The payee may elect to receive variable annuity payments only under Options A and B. We determine the dollar amount of the first variable annuity payment by multiplying the dollar amount of proceeds being applied to purchase variable annuity payments on the effective date by the settlement option rate for the selected settlement option. Therefore, the dollar amount of the first variable annuity payment will depend on:


        -   the settlement option selected;



        -   the payee's age and sex;



        -   the dollar amount of proceeds being applied to a settlement option;
            and



        - the assumed interest rate used in the variable settlement option tables (5% per year).


    We calculate the dollar amount of the initial variable annuity payment attributable to each Subaccount by multiplying the dollar amount of proceeds to be allocated to that Subaccount on the effective date by the settlement option rate for the selected settlement option. The dollar value of the total initial variable annuity payment is equal to the sum of the payments attributable to each Subaccount.


    An "annuity unit" is a measuring unit we use to monitor the value of the variable annuity payments. We determine the number of annuity units attributable to a Subaccount by dividing the initial variable annuity payment attributable to that Subaccount by the annuity unit value (described below) for that Subaccount for the Valuation Period ending on the effective date or during which the effective date falls if no Valuation Period ends on such date. The number of annuity units attributable to each Subaccount remains constant unless there is a transfer of annuity units (see "VARIABLE SETTLEMENT OPTIONS--TRANSFER OF ANNUITY UNITS" below).


    We calculate the dollar amount of each subsequent variable annuity payment attributable to each Subaccount by multiplying the number of annuity units of that Subaccount by the annuity unit value for that Subaccount for the Valuation Period ending as of the annuity payment date. The dollar value of each subsequent variable annuity payment is equal to the sum of the payments attributable to each Subaccount.

    The annuity unit value of each Subaccount for its first Valuation Period was set at $1.00. The annuity unit value for each subsequent Valuation Period is equal to (a) multiplied by (b) multiplied by (c) where:

           (a) is the annuity unit value for the immediately preceding Valuation Period;

           (b) is the net investment factor for that Valuation Period (described below); and


           (c) is the daily assumed interest factor for each day in that Valuation Period. The assumed interest rate we use for variable annuity settlement options is 5% per year. The daily assumed interest factor derived from an assumed interest rate of 5% per year is 0.9998663.


    We calculate the net investment factor for each Subaccount for each Valuation Period by dividing (x) by (y) and subtracting (z) from the result where:

        (x) is the net result of:

           1. the value of the net assets in the Subaccount as of the end of the current Valuation Period; PLUS

           2. the amount of investment income and capital gains, realized or unrealized, credited to the net assets of the Subaccount during the current Valuation Period; MINUS

           3. the amount of capital losses, realized or unrealized, charged against the net assets of the Subaccount during the current Valuation Period;

        (y) is the net asset value of the Subaccount for the immediately preceding Valuation Period; and

        (z) is the daily amount charged for mortality and expense risks for each day of the current Valuation Period.

    If the annualized net investment return of a Subaccount for an annuity payment period is equal to the assumed interest rate, then the variable annuity payment attributable to that Subaccount for that period will equal the payment for the prior period. If the annualized net investment return of a Subaccount for an annuity payment period exceeds the assumed interest rate, then the variable annuity payment attributable to that Subaccount for that period will be greater than the payment for the prior period. To the extent that such annualized net investment return is less than the assumed interest rate, the payment for that period will be less than the payment for the prior period.

    For variable annuity payments, we reserve the right to:

           (1) refuse the election of a settlement option if total proceeds are less than $5,000;

           (2) refuse to make payments of less than $50 each; or

           (3) refuse the election of a settlement option if the payee is an assignee, estate, trustee, partnership, corporation or association.


    VARIABLE SETTLEMENT OPTIONS--TRANSFER OF ANNUITY UNITS. By making a written or telephone request to us at any time after the effective date, the payee may transfer the dollar value of a designated number of annuity units of a particular Subaccount for an equivalent dollar amount of annuity units of another Subaccount. The transfer request will take effect as of the end of the Valuation Period when we receive the request. On the date of the transfer, the dollar amount of a variable annuity payment generated from the annuity units of either Subaccount would be the same. The payee may transfer the dollar amount of annuity units of one Subaccount for annuity units of another Subaccount an unlimited number of times. We only permit such transfers between the Subaccounts.

    VARIABLE SETTLEMENT OPTIONS--SURRENDERS. By Written Notice, a payee may make a full surrender of the remaining term certain payments in a variable settlement option and receive the surrender value. We do not allow any partial withdrawals of the dollar amounts allocated to a variable settlement option. The surrender value is equal to the commuted value of remaining term certain payments in a variable settlement option.



    The commuted value is the present value of the remaining stream of term certain payments in the guarantee period of a variable settlement option, computed using the assumed interest rate and the annuity unit value(s) calculated as of the date we receive your surrender request. We assume that each payment under a variable settlement option would be equal to the sum of the number of annuity units in each Subaccount multiplied by the applicable annuity unit value for each Subaccount as of the end of the Valuation Period on the payment date selected.


    Please refer to APPENDIX A for more information on variable annuity payments.

--------------------------------------------------------------------------------

YIELDS AND TOTAL RETURNS
--------------------------------------------------------------------------------

    We may advertise, or include in sales literature, yields, effective yields and total returns for the Subaccounts. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. Each Subaccount may also advertise, or include in sales literature, performance relative to certain performance rankings and indices compiled by independent rating organizations. You may refer to the Statement of Additional Information for more detailed information relating to performance.

    The effective yield and total return calculated for each Subaccount is based on the investment performance of the corresponding Investment Option, which includes the Investment Option's total operating expenses. (See the accompanying Investment Option prospectuses.)

    The yield of a Subaccount (except the Money Market Subaccount) refers to the annualized income generated by an investment in the Subaccount over a specified 30-day or one-month period. This yield is calculated by assuming that the income generated during that 30-day or one-month period is generated each period over 12-months and is shown as a percentage of the investment. The yield of the Money Market Subaccount refers to the annualized income generated by an investment in the Subaccount over a specified seven-day period. This yield is calculated by assuming that the income generated for that seven-day period is generated each period for 52-weeks and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

    The total return of a Subaccount refers to return quotations of an investment in a Subaccount for various periods of time. Total return figures are provided for each Subaccount for one, five and ten year periods, respectively. For periods prior to the date the Account commenced operations, performance information is calculated based on the performance of the Investment Options and the assumption that the Subaccounts were in existence for those same periods, with the level of Certificate charges which were in effect at inception of the Subaccounts.

    The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in the Subaccount from the beginning date of the measuring period to the end of that period. The standardized version of average annual total return reflects all historical investment results less all charges and deductions applied against the Subaccount (including any surrender charge that would apply if you terminated your Certificate at the end of each period indicated).

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
    In addition to standardized average annual total return, non-standardized total return information may be used in advertisements or sales literature. Non-standardized return information will be computed on the same basis as described above, but does not include a surrender charge. In addition, the Society may disclose cumulative total return for Certificates funded by Subaccounts.

    Each Investment Option's yield and standardized and non-standardized average annual total returns may also be disclosed, which may include investment periods prior to the date the Account commenced operations. Non-standardized performance data will only be disclosed if standardized performance data is also disclosed. Please refer to the Statement of Additional Information for additional information regarding the calculation of other performance data.

    In advertising and sales literature, Subaccount performance may be compared to the performance of other issuers of variable annuity contracts which invest in mutual fund portfolios with similar investment objectives. Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research Data Service ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers according to investment objectives on an industry-wide basis.

    The rankings provided by Lipper include variable life insurance issuers as well as variable annuity issuers, whereas the rankings provided by VARDS compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

    Advertising and sales literature may also compare the performance of each Subaccount to the Standard & Poor's Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any deductions for operating expenses. Other independent ranking services and indices may also be used as a source of performance comparison.

    We may also report other information including the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by tables, graphs or charts. All income and capital gains derived from Subaccount investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying Portfolio's investment experience is positive.

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FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE.

INTRODUCTION

    This discussion is based on the Society's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service ("IRS"). No representation is made as to the likelihood of the continuation of these current tax laws and interpretations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

    A Certificate may be purchased on a non-qualified basis ("Non-Qualified Certificate") or purchased and used in connection with plans qualifying for favorable tax treatment ("Qualified Certificate"). A Qualified Certificate is designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(a), 403(b), 408 or 408A of the Internal Revenue Code of 1986, as amended (the "Code"). The effect of federal income taxes on amounts held under a Certificate or annuity payments, and on the economic benefit to the Certificate Holder, the Annuitant or the Beneficiary depends on the type of retirement plan, and the tax and employment status of the individual concerned. In addition, an individual must satisfy certain requirements in connection with:

        - purchasing a Qualified Certificate with proceeds from a tax-qualified plan, and

        - receiving distributions from a Qualified Certificate in order to continue to receive favorable tax treatment.

    Therefore, purchasers of Qualified Certificates are encouraged to seek competent legal and tax advice regarding the suitability and tax considerations specific to their situation. The following discussion assumes that Qualified Certificates are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.
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TAX STATUS OF THE CERTIFICATE

    The Society believes that the Certificate will be subject to tax as an annuity contract under the Code, which generally means that any increase in Accumulated Value will not be taxable until monies are received from the Certificate, either in the form of annuity payments or in some other form. The following Code requirement must be met in order to be subject to annuity contract treatment for tax purposes:

    DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that separate account investments must be "adequately diversified" in accordance with Treasury regulations in order for Non-Qualified Certificates to qualify as annuity contracts for federal tax purposes. The Account, through each Investment Option, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in each Subaccount may be invested. We do not have control over the Funds or their investments. Nonetheless, the Society believes that each Investment Option in which the Account owns shares will meet the diversification requirements.


    CERTIFICATE HOLDER CONTROL. In certain circumstances, Certificate Holders may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their certificates. In those circumstances, income and gains from the separate account assets would be includable in the Certificate Holder's gross income. The IRS has stated in published rulings that a Certificate Holder will be considered the owner of separate account assets if the Certificate Holder possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Certificate Holder), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets."


    The ownership rights under the Certificates are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that Certificate Holders were not owners of separate account assets. For example, the Certificate Holder has additional flexibility in allocating premium payments and Accumulated Values. These differences could result in a Certificate Holder being treated as the owner of a pro-rata portion of the assets of the Account. In addition, the Society does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Society therefore reserves the right to modify the Certificate as necessary to attempt to prevent the Certificate Holder from being considered the owner of the assets of the Account.

    REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Certificate to provide that:

        - if any Certificate Holder dies on or after the Retirement Date but before the interest in the Certificate has been fully distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Certificate Holder's death; and

        - if any Certificate Holder dies prior to the Retirement Date, the interest in the Certificate will be distributed within five years after the date of the Certificate Holder's death.

    These requirements will be considered satisfied as to any portion of a Certificate Holder's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of that Certificate Holder's death. A Certificate Holder's designated Beneficiary is the person named by such Certificate Holder as a Beneficiary and to whom control of the Certificate passes by reason of death and must be a natural person. However, if the designated Beneficiary is the surviving spouse of the Certificate Holder, the Certificate may be continued with the surviving spouse as the new Certificate Holder.

    Non-Qualified Certificates contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Society intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

    Other rules may apply to Qualified Certificates.
--------------------------------------------------------------------------------

TAXATION OF ANNUITIES

THE FOLLOWING DISCUSSION ASSUMES THAT THE CERTIFICATES WILL QUALIFY AS ANNUITY CONTRACTS FOR FEDERAL INCOME TAX PURPOSES.

    IN GENERAL. Section 72 of the Code governs taxation of annuities in general. The Society believes that a Certificate Holder who is a natural person is not taxed on increases in the value of a Certificate until distribution occurs through a partial withdrawal, surrender or annuity payment. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulated Value (and in the case of a Qualified Certificate, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or settlement option) is taxable as ordinary income.

    NON-NATURAL CERTIFICATE HOLDER. A non-natural Certificate Holder of an annuity contract generally must include any excess of cash value over the "investment in the contract" as income during the taxable year. However, there are some exceptions to this rule. Certain Certificates will generally be treated as held by a natural person if:

        - the nominal Certificate Holder is a trust or other entity which holds the Certificate as an agent for a natural person (but not in the case of certain non-qualified deferred compensation arrangements);

        - the Certificate is acquired by an estate of a decedent by reason of the death of the decedent;

        -   the Certificate is issued in connection with certain Qualified
            Plans;

        - the Certificate is purchased by an employer upon the termination of certain Qualified Plans;

        - the Certificate is used in connection with a structured settlement agreement; or

        - the Certificate is purchased with a single payment within a year of the annuity starting date and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

    A prospective Certificate Holder that is not a natural person should discuss these exceptions with their tax adviser.

    THE FOLLOWING DISCUSSION GENERALLY APPLIES TO CERTIFICATES OWNED BY NATURAL PERSONS.

    PARTIAL WITHDRAWALS AND COMPLETE SURRENDERS. Under Section 72(e) of the Code, if a partial withdrawal is taken from a Qualified Certificate, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the participant's total accrued benefit or balance under the retirement plan. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of the individual under a Certificate which was not excluded from the individual's gross income. For Certificates issued in connection with qualified plans, the investment in the contract can be zero. Special tax rules may be available for certain distributions from Qualified Certificates, and special rules apply to distributions from Roth IRAs.

    Under Section 72(e) of the Code, if a partial withdrawal is taken from a Non-Qualified Certificate (including a withdrawal under the systematic withdrawal option), amounts received are generally first treated as taxable income to the extent that the Accumulated Value immediately before the partial withdrawal exceeds the investment in the certificate at that time. Any additional amount withdrawn is not taxable.

    In the case of a surrender under a Qualified or Non-Qualified Certificate, the amount received generally will be taxable only to the extent it exceeds the investment in the contract.

    Section 1035 of the Code provides that no gain or loss shall be recognized on the exchange of one annuity Certificate for another and the Certificate received is treated as a new Certificate for purposes of the penalty and distribution-at-death rules. Special rules and procedures apply to
    Section 1035 transactions and prospective Certificate Holders wishing to take advantage of Section 1035 should consult their tax adviser.

    ANNUITY PAYMENTS. Although tax consequences may vary depending on the settlement option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

    TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Certificate because of the death of the Certificate Holder. Generally, such amounts are includible in the income of the recipient as follows:

        - if distributed in a lump sum, they are taxed in the same manner as a surrender of the Certificate, or

        - if distributed under a settlement option, they are taxed in the same way as annuity payments.

    For these purposes, the investment in the contract remains the amount of any purchase payments which were not excluded from gross income.

    PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a Non-Qualified Certificate, a 10% federal tax penalty may be imposed. However, generally, there is no penalty applied on distributions:

        -   made on or after the taxpayer reaches age 59 1/2;

        - made on or after the death of the holder (or if the holder is not an individual, the death of the Annuitant);

        -   attributable to the taxpayer becoming disabled;

        - as part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated Beneficiary;

        - made under certain annuities issued in connection with structured settlement agreements;

        - made under an annuity contract that is purchased with a single premium when the Retirement Date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity payment period; and

        - any payment allocable to an investment (including earnings thereon) made before August 14, 1982 in a Certificate issued before that date.

    Other tax penalties may apply to certain distributions under a Qualified Certificate. Certificate Holders should consult their tax adviser.

    ACCOUNT CHARGES. It is possible that the Internal Revenue Service may take a position that any charges or deemed charges for certain optional benefits should be treated as taxable distributions to you. In particular, the Internal Revenue Service could take the position that any deemed charges associated with the Incremental Death Benefit Rider constitute a taxable withdrawal, which might also be subject to a tax penalty if the withdrawal occurs prior to your reaching age 59 1/2. Although we do not believe that these amounts, if any, should be treated as taxable withdrawals, you should consult your tax adviser prior to selecting any optional benefit under the Contract.
--------------------------------------------------------------------------------

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CERTIFICATE

    Certain tax consequences may result upon:

        -   a transfer of control of a Certificate,

        - the designation of a payee or other Beneficiary who is not also the Certificate Holder,

        -   the selection of certain Retirement Dates, or

        -   the exchange of a Certificate.

    A Certificate Holder contemplating any of these actions should consult their tax adviser.
--------------------------------------------------------------------------------

WITHHOLDING

    Generally, distributions from a Certificate are subject to withholding of federal income tax at a rate which varies according to the type of distribution and the Certificate Holder's tax status. The Certificate Holder generally can elect not to have withholding apply.


    Eligible rollover distributions from section 401(a) plans, section 403(a) annuities and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An "eligible rollover distribution" is a distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, hardship distributions or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions or if the Certificate Holder chooses a "direct rollover" from the plan to another tax-qualified plan, section 403(b) tax-sheltered annuity, IRA, or to a governmental section 457 plan that agrees to separately account for rollover contributions.

--------------------------------------------------------------------------------

MULTIPLE CERTIFICATES


    All non-qualified deferred annuity Certificates entered into after October 21, 1988 that are issued by the Society (or its affiliates) to the same Certificate Holder during any calendar year are treated as one annuity Certificate for purposes of determining the amount includible in gross income under Section 72(e). This rule could affect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise. There may also be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more annuity Certificates purchased by the same Certificate Holder. Accordingly, a Certificate Holder should consult a competent tax adviser before purchasing more than one annuity Certificate.

--------------------------------------------------------------------------------

TAXATION OF QUALIFIED PLANS

    The Certificates are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

        -   contributions in excess of specified limits;

        -   distributions prior to age 59 1/2 (subject to certain exceptions);

        - distributions that do not conform to specified commencement and minimum distribution rules; and

        -   other specified circumstances.


    Therefore, no attempt is made to provide more than general information about the use of the Certificates with the various types of qualified retirement plans. Certificate Holders, plan participants and Beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Certificate, but the Society shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Certificate, unless the Society consents. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Certificate administration procedures. Certificate Holders, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Certificates comply with applicable law. For qualified plans under Section 401(a), 403(a) and 403(b), the Code requires that distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Annuitant (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Annuitant (or plan participant) reaches age 70 1/2. For IRAs described in
    Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Annuitant (or plan participant) reaches age 70 1/2. For Roth IRAs under Section 408A, distributions are not required during the Annuitant's (or plan participant's) lifetime. Brief descriptions follow of the various types of qualified retirement plans available in connection with a Certificate. The Society will amend the Certificate as necessary to conform it to the requirements of the Code.


    CORPORATE PENSION AND PROFIT SHARING PLANS AND H.R. 10
    PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Certificates to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or both may result if this Certificate is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Certificate. Employers intending to use the Certificate with such plans should seek competent advice.


    INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Sales of the

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    Certificate for use with IRAs may be subject to special requirements of the
    Internal Revenue Code. Earnings in an IRA are not taxed until distribution. IRA contributions are limited each year to the lesser of an amount specified in the Code or 100% of the amount of compensation includible in the Annuitant's gross income and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.


    SEP IRAS. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

    SIMPLE IRAS. Section 408(p) of the Code permits small employers to establish SIMPLE IRAs under which employees may elect to defer a percentage of their compensation. The sponsoring employer is required to make a matching contribution on behalf of contributing employees. Distributions from a SIMPLE IRA are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

    ROTH IRAS. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or conversion from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply. Such conversions are subject to a 10% penalty tax if they are distributed before five years have passed since the year of the conversion. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made:

        -   before age 59 1/2 (subject to certain exceptions), or

        - during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.

    TAX SHELTERED ANNUITIES. Section 403(b) of the Code allows employees of certain section 501(c)(3) organizations and public schools to exclude from their gross income the premiums paid, within certain limits, on a Certificate that will provide an annuity for the employee's retirement. These premiums may be subject to FICA (social security) tax. Code section 403(b)(11) restricts the distribution under Code
    section 403(b) annuity contracts of:

        - elective contributions made in years beginning after December 31, 1988;

        -   earnings on those contributions; and

        - earnings in such years on amounts held as of the last year beginning before January 1, 1989.

    Distribution of those amounts may only occur upon:

        -   death of the employee,

        -   attainment of age 59 1/2,


        -   severance of employment,


        -   disability, or

        -   financial hardship.

    In addition, income attributable to elective contributions may not be distributed in the case of hardship.

    DEATH BENEFITS. The Performance Enhanced Death Benefit or Incremental Death Benefit Rider could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or tax-sheltered annuity. Because these death benefits may exceed this limitation, employers using the Certificate in connection with such plans should consult their tax adviser.

    RESTRICTIONS UNDER QUALIFIED CERTIFICATES. Other restrictions with respect to the election, commencement or distribution of benefits may apply under Qualified Certificates or under the terms of the plans in respect of which Qualified Certificates are issued.
--------------------------------------------------------------------------------

POSSIBLE CHARGE FOR THE SOCIETY'S TAXES

    The Society currently makes no charge against the Accumulated Value for any Federal, state or local taxes that may be incurred by the Society and be attributable to the Subaccounts or the Certificates. We reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that the Society determines to be properly attributable to the Subaccounts or to the Certificates.
--------------------------------------------------------------------------------

OTHER TAX CONSEQUENCES

    As noted above, the foregoing comments about the Federal tax consequences under these Certificates are not exhaustive, and special rules are provided with respect to other tax situations not discussed in the Prospectus. Further, the Federal income tax consequences discussed herein reflect our understanding of current law. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Certificate could change by legislation or otherwise. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Certificate depend on the individual circumstances of each Certificate Holder or recipient of the distribution. You should consult your tax adviser for further information.

--------------------------------------------------------------------------------

DISTRIBUTION OF THE CERTIFICATES
--------------------------------------------------------------------------------


    The Certificates will be offered to members and prospective members of the Society on a continuous basis. We do not anticipate discontinuing the offering of the Certificates, but reserve the right to do so. Applications for Certificates are solicited by agents, who in addition to being licensed by applicable state insurance authorities to sell the variable annuity and/or variable life insurance certificates for the Society, are also registered representatives of MWA Financial Services, Inc. ("MWAFS"). MWAFS is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer, is a member of the National Association of Securities Dealers, Inc. ("NASD") and is an affiliate of the Society.


    MWAFS serves as the Principal Underwriter, as defined in the 1940 Act, of the Certificates for the Account pursuant to an Underwriting Agreement between the Society and MWAFS and is not obligated to sell any specific number of Certificates. MWAFS was established on February 2, 2001 and its principal business address is 1701 1st Avenue, Rock Island, Illinois 61201.

    The Society may pay sales representatives commissions up to an amount equal to 3% of the premiums paid under a Certificate during the first Certificate Year, 2% of the premiums paid in the second and subsequent Certificate Years, as well as other distribution expenses such as production incentive bonuses, agent's insurance and pension benefits, and agency expense allowances. These distribution expenses do not result in any additional charges against the Certificates that are not described under "CHARGES AND DEDUCTIONS."

    Under the Public Disclosure Program, NASD Regulation ("NASDR") provides certain information regarding the disciplinary history of NASD member broker-dealers and their associated persons in response to written, electronic or telephonic inquiries. NASDR's toll-free Public Disclosure Program Hotline telephone number is 1-800-289-9999 and their Web site address is www.nasdr.com. An investor brochure that includes information describing the Public Disclosure Program is available from NASDR.

--------------------------------------------------------------------------------

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------


    The Society, like other insurers, is involved in lawsuits. Currently, there are no class action lawsuits naming the Society as a defendant or involving the Account. In some lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Society believes that at the present time, there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Account, the ability of MWA Financial Services, Inc. to perform its contract with the Society or the ability of the Society to meet its obligations under the Certificate.


--------------------------------------------------------------------------------

VOTING RIGHTS
--------------------------------------------------------------------------------

    To the extent required by law, the Society will vote the Fund shares held in the Account at regular and special shareholder meetings of the Funds, in accordance with instructions received from persons having voting interests in the corresponding Subaccounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and, as a result, the Society determines that it is permitted to vote the Fund shares in its own right, it may elect to do so.

    The number of votes you have the right to instruct will be calculated separately for each Subaccount to which you have allocated or transferred Accumulated Value or proceeds, and may include fractional votes. The number of votes attributable to a Subaccount is determined by dividing your Accumulated Value or proceeds in that Subaccount by the net asset value per share of the Investment Option of the corresponding Subaccount.

    The number of votes of an Investment Option which are available to you is determined as of the date coincident with the date established by that Investment Option for determining shareholders eligible to vote at the relevant meeting for that Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by each Fund. For each Subaccount in which you have a voting interest, you will receive proxy materials and reports relating to any meeting of shareholders of the Investment Option in which that Subaccount invests.

    The Society will vote Fund shares attributable to Certificates as to which no timely instructions are received (as well as any Fund shares held in the Account which are not attributable to Certificates) in proportion to the voting instructions received with respect to all Certificates participating in each Investment Option. Voting instructions to abstain on any item to be voted upon will be applied on a pro-rata basis to reduce the votes eligible to be cast on a matter.

--------------------------------------------------------------------------------


ADMINISTRATIVE SERVICES AGREEMENT

--------------------------------------------------------------------------------


    The Certificates are administered by EquiTrust Life Insurance Company ("EquiTrust Life"), an Iowa corporation having its principal offices at 5400 University Avenue, West Des Moines, Iowa 50266, pursuant to an administrative services agreement between the Society and EquiTrust Life. EquiTrust Life also maintains records of transactions relating to the Certificates and provides other services.

--------------------------------------------------------------------------------

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


    The audited statutory-basis balance sheets of the Society as of December 31, 2002 and 2001, and the related statutory-basis statements of operations, surplus and cash flow for each of the three years in the period ended December 31, 2002, and related financial statement schedules as well as the Independent Auditors' Reports herein, are contained in the Statement of Additional Information. Likewise the audited statements of assets and liabilities for the Account as of December 31, 2002, and the related statements of operations and changes in net assets for the period from May 1, 2002 (date operations commenced) through December 31, 2002, as well as the related Independent Auditors' Report, are contained in the Statement of Additional Information.



    The Society's statutory-basis financial statements should be considered only as bearing on the Society's ability to meet its obligations under the Certificates. They should not be considered as bearing on the investment performance of the assets held in the Account.

--------------------------------------------------------------------------------

APPENDIX A
--------------------------------------------------------------------------------

CALCULATING VARIABLE ANNUITY PAYMENTS

    The following chart has been prepared to show how investment performance could affect variable annuity payments over time. It illustrates the variable annuity payments under a supplemental contract issued in consideration of proceeds from a Non-Qualified Certificate. The chart illustrates certain variable annuity payments under five hypothetical rate of return scenarios. Of course, the illustrations merely represent what such payments might be under a HYPOTHETICAL supplemental contract issued for proceeds from a HYPOTHETICAL Certificate.

     WHAT THE CHART ILLUSTRATES. The chart illustrates the first monthly payment in each of 25 years under a hypothetical variable payment supplemental contract issued in consideration of proceeds from a hypothetical Non-Qualified Certificate assuming a different hypothetical rate of return for a single Subaccount supporting the supplemental contract. The chart assumes that the first monthly payment in the initial year shown is $1,000.


     HYPOTHETICAL RATES OF RETURN. The variable annuity payments reflect five different assumptions for a constant investment return before fees and expenses: 0.00%, 3.59%, 7.17%, 9.59% and 12.00%. Net of all expenses, these constant returns are: (2.17)%, 1.42%, 5.00%, 7.42% and 9.83%. The first variable annuity payment for each year reflects the 5% assumed interest rate net of all expenses for the Subaccount (and the underlying Funds) pro-rated for the month shown. Fund management fees and operating expenses are assumed to be at an annual rate of 0.77% of their average daily net assets. This is the average of Fund expenses shown in the Annual Investment Option Expenses table beginning on page 7. The mortality and expense risk charge is assumed to be at an annual rate of 1.40% of the illustrated Subaccount's average daily net assets.


    THE FIRST MONTHLY VARIABLE ANNUITY PAYMENTS DEPICTED IN THE CHART ARE BASED ON HYPOTHETICAL SUPPLEMENTAL CONTRACTS AND HYPOTHETICAL INVESTMENT RESULTS AND ARE NOT PROJECTIONS OR INDICATIONS OF FUTURE RESULTS. THE SOCIETY DOES NOT GUARANTEE OR EVEN SUGGEST THAT ANY SUBACCOUNT, CERTIFICATE OR SUPPLEMENTAL CONTRACT ISSUED BY IT WOULD GENERATE THESE OR SIMILAR MONTHLY PAYMENTS FOR ANY PERIOD OF TIME. THE CHART IS FOR ILLUSTRATION PURPOSES ONLY AND DOES NOT REPRESENT FUTURE VARIABLE ANNUITY PAYMENTS OR FUTURE INVESTMENT RETURNS. The first variable annuity payment in each year under an actual supplemental contract issued in connection with an actual Certificate will be more or less than those shown if the actual returns of the Subaccount(s) selected by the Certificate Holder are different from the hypothetical returns. Because a Subaccount's investment return will fluctuate over time, variable annuity payments actually received by a payee will be more or less than those shown in this illustration. Also, in an actual case, the total amount of variable annuity payments ultimately received will depend upon the settlement option selected and the life of the payee. See the Prospectus section titled "SETTLEMENT OPTIONS--Election of Settlement Options and Annuity Payments."


     ASSUMPTIONS ON WHICH THE HYPOTHETICAL SUPPLEMENTAL CONTRACT AND CERTIFICATE ARE BASED. The chart reflects a hypothetical supplemental contract and Certificate. These, in turn, are based on the following assumptions:


        -   The hypothetical Certificate is a Non-Qualified Certificate

        - The supplemental contract is issued in consideration of proceeds from the hypothetical Certificate

        - The proceeds applied under the supplemental contract represent the entire Net Accumulated Value of the Certificate and are allocated to a single Subaccount


        - The single Subaccount has annual constant rates of return before fees and expenses of 0.00%, 3.59%, 7.17%, 9.59% and 12.00%

        -   Assumed interest rate is 5% per year


        -   The payee elects to receive monthly variable annuity payments

        - The proceeds applied to the purchase of annuity units as of the effective date of the supplemental contract under the annuity settlement option selected results in an initial variable annuity payment of $1,000

    For a discussion of how a Certificate Holder or payee may elect to receive monthly, quarterly, semi-annual or annual variable annuity payments, see "SETTLEMENT OPTIONS."


     ASSUMED INTEREST RATE. Among the most important factors that determines the amount of each variable annuity payment is the assumed interest rate. Under supplemental contracts available as of the date of this Prospectus, the assumed interest rate is 5%. Variable annuity payments will increase in size from one annuity payment date to the next if the annualized net rate of return during that time is greater than the assumed interest rate, and will decrease if the annualized net rate of return over the same period is less than the assumed interest rate. (The assumed interest rate is an important component of the net investment factor.) For a detailed discussion of the assumed interest rate and net investment factor, see "SETTLEMENT OPTIONS."


     THE $1,000 INITIAL MONTHLY VARIABLE ANNUITY PAYMENT. The hypothetical supplemental contract has an initial monthly variable annuity payment of $1,000. The dollar amount of the first variable annuity payment under an actual supplemental contract will depend upon:

        -   the amount of proceeds applied

        -   the annuity settlement option selected

        - the settlement option rates in the supplemental contract on the effective date


        - the assumed interest rate under the supplemental contract on the effective date


        -   the age of the payee

        -   in most cases, the sex of the payee


    For each column in the chart, the entire proceeds are allocated to a Subaccount having a constant rate of return as shown at the top of the column. However, under an actual supplemental contract, proceeds are often allocated among several Subaccounts. The dollar amount of the first variable annuity payment attributable to each Subaccount is determined under an actual supplemental contract by dividing the dollar value of the proceeds applied to that Subaccount as of the effective date by $1,000, and multiplying the result by the annuity purchase rate in the supplemental contract for the settlement option selected. The amount of the first variable annuity payment is the sum of the first payments attributable to each Subaccount to which proceeds were allocated. For a detailed discussion of how the first variable annuity payment is determined, see "SETTLEMENT OPTIONS." For comparison purposes, hypothetical monthly fixed annuity payments are shown in the column using a 5% net assumed interest rate.

                 INITIAL MONTHLY PAYMENTS FOR EACH YEAR SHOWN,
                       ASSUMING A CONSTANT RATE OF RETURN



CONTRACT      0.00% GROSS     3.59% GROSS     7.17% GROSS   9.59% GROSS   12.00% GROSS
YEAR           -2.17% NET      1.42% NET       5.00% NET     7.42% NET     9.83% NET
1                $1,000          $1,000         $1,000        $1,000         $1,000
2                   932             966          1,000         1,023          1,046
3                   868             933          1,000         1,047          1,094
4                   809             901          1,000         1,071          1,144
5                   754             870          1,000         1,095          1,197
6                   702             841          1,000         1,121          1,252
7                   654             812          1,000         1,147          1,310
8                   610             784          1,000         1,173          1,370
9                   568             758          1,000         1,200          1,433
10                  529             732          1,000         1,228          1,499
11                  493             707          1,000         1,256          1,568
12                  459             683          1,000         1,285          1,640
13                  428             659          1,000         1,314          1,715
14                  399             637          1,000         1,345          1,794
15                  371             615          1,000         1,376          1,877
16                  346             594          1,000         1,407          1,963
17                  322             574          1,000         1,440          2,054
18                  300             554          1,000         1,473          2,148
19                  280             536          1,000         1,507          2,247
20                  261             517          1,000         1,542          2,350
21                  243             500          1,000         1,577          2,458
22                  226             483          1,000         1,614          2,571
23                  211             466          1,000         1,651          2,690
24                  197             450          1,000         1,689          2,813
25                  183             435          1,000         1,728          2,943

--------------------------------------------------------------------------------


APPENDIX B

--------------------------------------------------------------------------------


CONDENSED FINANCIAL INFORMATION



  The Account commenced operations on February 11, 2002; however, no premiums were received until May 29, 2002. The information presented below reflects the accumulation unit information for the Subaccounts for the year ended
  December 31, 2002.



                                                 ACCUMULATION      ACCUMULATION
                                                 UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS AT
SUBACCOUNT                                     BEGINNING OF YEAR    END OF YEAR       END OF YEAR
VP Ultra-Registered Trademark-
  2002                                            $10.000000        $ 8.080074          1,432.170044
VP Vista
  2002                                            $10.000000        $ 7.997399            562.492864
Appreciation
  2002                                            $10.000000        $ 9.803606          1,499.821634
Developing Leaders
  2002                                            $10.000000        $ 8.225948          1,649.170501
Disciplined Stock
  2002                                            $10.000000        $ 9.809114            169.724809
Dreyfus Growth and Income
  2002                                            $10.000000        $ 7.969859            541.145078
International Equity
  2002                                            $10.000000        $ 9.611194             76.199686
Socially Responsible Growth
  2002                                            $10.000000        $ 9.806650             69.159190
Blue Chip
  2002                                            $10.000000        $ 9.880645          3,634.220169
High Grade Bond
  2002                                            $10.000000        $10.419313          2,813.963918
Managed
  2002                                            $10.000000        $ 9.809973          4,324.961142
Money Market
  2002                                            $10.000000        $ 9.982696         23,031.697350
Strategic Yield
  2002                                            $10.000000        $10.115219          1,946.659824
Value Growth
  2002                                            $10.000000        $ 8.808507            126.365337
Contrafund
  2002                                            $10.000000        $ 8.714751          1,318.955596
Growth
  2002                                            $10.000000        $10.046779          1,115.963648
Fidelity Growth & Income
  2002                                            $10.000000        $ 8.916156            255.962312

                                                 ACCUMULATION      ACCUMULATION
                                                 UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS AT
SUBACCOUNT                                     BEGINNING OF YEAR    END OF YEAR       END OF YEAR
High Income
  2002                                            $10.000000        $10.856262          1,857.226747
Index 500
  2002                                            $10.000000        $ 8.199955          2,654.315795
MidCap
  2002                                            $10.000000        $ 8.469266            546.735719
Overseas
  2002                                            $10.000000        $ 9.429449          1,670.232197
Mid-Cap Value
  2002                                            $10.000000        $ 9.494036          3,478.521823
Small Company
  2002                                            $10.000000        $10.102637          1,402.208094
Nasdaq-100 Index
  2002                                            $10.000000        $ 7.876109          2,521.959865
Russell 2000 Small Cap Index
  2002                                            $10.000000        $ 8.350662            194.418130
S&P MidCap 400 Index
  2002                                            $10.000000        $ 8.686684          2,994.413149
Equity Income
  2002                                            $10.000000        $ 8.429752          2,430.173409
Mid Cap Growth
  2002                                            $10.000000        $10.351865            978.347409
New America Growth
  2002                                            $10.000000        $ 9.524799          1,268.881426
Personal Strategy Balanced
  2002                                            $10.000000        $ 9.075692          2,547.184241
International Stock
  2002                                            $10.000000        $ 8.086486            608.605548

--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                           PAGE
                                                                           ----
ADDITIONAL CERTIFICATE PROVISIONS........................................   1
      The Certificate....................................................   1
      Incontestability...................................................   1
      Misstatement of Age or Sex.........................................   1
CALCULATION OF YIELDS AND TOTAL RETURNS..................................   1
      Money Market Subaccount Yields.....................................   1
      Other Subaccount Yields............................................   2
      Average Annual Total Returns.......................................   3
      Other Total Returns................................................   7
      Effect of the Administrative Charge on Performance Data............   8
ADMINISTRATIVE SERVICES AGREEMENT........................................   8
LEGAL MATTERS............................................................   8
EXPERTS..................................................................   8
OTHER INFORMATION........................................................   9
FINANCIAL STATEMENTS.....................................................   9


                                    SAI-TOC

If you would like a copy of the Statement of Additional Information, please complete the information below and detach and mail this card to the Society at our Administrative Center address shown on the cover of this Prospectus.


Name
--------------------------------------------------------------------------------

Address
--------------------------------------------------------------------------------

City, State, Zip
-------------------------------------------------------------------------------

                               TEAR AT PERFORATION

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                      STATEMENT OF ADDITIONAL INFORMATION

                           MODERN WOODMEN OF AMERICA

                 Home Office:                      Variable Product Administrative Center:
               1701 1st Avenue                                   PO Box 9284
         Rock Island, Illinois 61201                        Des Moines, Iowa 50306
                                                                1-877-249-3692

               MODERN WOODMEN OF AMERICA VARIABLE ANNUITY ACCOUNT

       INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CERTIFICATE


This Statement of Additional Information contains additional information to the Prospectus for the flexible premium deferred variable annuity certificate (the "Certificate") offered by Modern Woodmen of America (the "Society"). This Statement of Additional Information is not a Prospectus, and it should be read only in conjunction with the Prospectus for the Certificate. The Prospectus for the Certificate is dated the same date as this Statement of Additional Information. Unless otherwise indicated, all terms used in this Statement of Additional Information have the same meaning as when used in the Prospectus. You may obtain a copy of the Prospectus by writing or calling our Administrative Center at the address or phone number shown above.



                                  May 1, 2003

--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                             PAGE
                                                                             ----
ADDITIONAL CERTIFICATE PROVISIONS..........................................    1
      The Certificate......................................................    1
      Incontestability.....................................................    1
      Misstatement of Age or Sex...........................................    1
CALCULATION OF YIELDS AND TOTAL RETURNS....................................    1
      Money Market Subaccount Yields.......................................    1
      Other Subaccount Yields..............................................    2
      Average Annual Total Returns.........................................    3
      Other Total Returns..................................................    7
      Effect of the Administrative Charge On Performance Data..............    8
ADMINISTRATIVE SERVICES AGREEMENT..........................................    8
LEGAL MATTERS..............................................................    8
EXPERTS....................................................................    8
OTHER INFORMATION..........................................................    9
FINANCIAL STATEMENTS.......................................................    9

--------------------------------------------------------------------------------

ADDITIONAL CERTIFICATE PROVISIONS
--------------------------------------------------------------------------------

THE CERTIFICATE

    The Certificate includes the basic Certificate, the application, any endorsement or additional benefit riders, all other attached papers and the Articles of Incorporation and By-Laws of the Society which are in force on the Issue Date. The statements made in the application are deemed representations and not warranties. We will not use any statement in defense of a claim or to void the Certificate unless it is contained in the application.
--------------------------------------------------------------------------------

INCONTESTABILITY

    We will not contest the Certificate from its Issue Date.
--------------------------------------------------------------------------------

MISSTATEMENT OF AGE OR SEX

    If the age or sex of the annuitant has been misstated, we will pay that amount which the premiums actually paid would have purchased at the correct age and sex.

--------------------------------------------------------------------------------

CALCULATION OF YIELDS AND TOTAL RETURNS
--------------------------------------------------------------------------------

    The Society may disclose yields, total returns and other performance data for a Subaccount. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC.
--------------------------------------------------------------------------------

MONEY MARKET SUBACCOUNT YIELDS

    Advertisements and sales literature may quote the current annualized yield of the Money Market Subaccount for a specific seven-day period. This figure is computed by determining the net change (exclusive of realized gains and losses on the sale of securities, unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Certificate with a balance of 1 subaccount unit at the beginning of the period, dividing this net change by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis.

    The net change in account value reflects:

        - net income from the Investment Option attributable to the hypothetical account; and

        - charges and deductions imposed under the Certificate attributable to the hypothetical account.

    The charges and deductions include per unit charges for the hypothetical account for:

        -   the annual administrative charge and

        -   the mortality and expense risk charge.

    For purposes of calculating current yields for a Certificate, an average per unit administrative charge is used based on the $30 administrative charge deducted at the beginning of each Certificate Year. Current yield will be calculated according to the following formula:

Current Yield = ((NCS - ES)/UV) X (365/7)

Where:

NCS  =    the net change in the value of the Investment Option (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income)
          for the seven-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES   =    per unit expenses attributable to the hypothetical account for the seven-day period.

UV   =    the unit value for the first day of the seven-day period.

Effective Yield = (1 + ((NCS - ES)/UV)) TO THE POWER OF 365/7 - 1

Where:

NCS  =    the net change in the value of the Investment Option (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income)
          for the seven-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES   =    per unit expenses attributable to the hypothetical account for the seven-day period.

UV   =    the unit value for the first day of the seven-day period.

    The yield for the Money Market Subaccount will be lower than the yield for
    the            Investment Option due to the charges and deductions imposed under the Certificate.

    The current and effective yields of the Money Market Subaccount normally fluctuate on a daily basis and SHOULD NOT ACT AS AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The actual yield is affected by:

        -   changes in interest rates on money market securities,

        -   the average portfolio maturity of the Money Market Investment
            Option,

        - the quality of portfolio securities held by this Investment Option, and

        -   the operating expenses of the Money Market Investment Option.

    Yields may also be presented for other periods of time.
--------------------------------------------------------------------------------

OTHER SUBACCOUNT YIELDS

    Advertisements and sales literature may quote the current annualized yield of one or more of the subaccounts (except the Money Market Subaccount) for a Certificate for 30-day or one month periods. The annualized yield of a Subaccount refers to income generated by that Subaccount during a 30-day or one-month period which is assumed to be generated each period over a 12-month period.

    The yield is computed by:

        1) dividing net investment income of the Investment Option attributable to the subaccount units less subaccount expenses for the period; by

        2) the offering price per unit at the close of the last day of the period multiplied by the daily average number of units outstanding for the period; by

        3)  compounding that yield for a six-month period; and by

        4)  multiplying that result by 2.

    The annual administrative charge (deducted at the beginning of each Certificate Year) and the mortality and expense risk charge are included in the expenses of the Subaccounts. For purposes of calculating the 30-day or one-month yield, an average administrative charge per dollar of Certificate value is used to determine the amount of the charge attributable to the Subaccount for the 30-day or one-month period. The 30-day or one-month yield is calculated according to the following formula:

Yield = 2 X ((((NI - ES)/(U X UV)) + 1) TO THE POWER OF 6 - 1)

Where:

NI   =    net investment income of the Investment Option for the 30-day or one-month period attributable to the subaccount's units.

ES   =    expenses of the subaccount for the 30-day or one-month period.

U    =    the average number of units outstanding.

UV   =    the unit value at the close of the last day in the 30-day or one-month period.

    The yield for each Subaccount will be lower than the yield for the corresponding Investment Option due to the various charges and deductions imposed under the Certificate.

    The yield for each Subaccount normally will fluctuate over time and SHOULD NOT ACT AS AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. A Subaccount's actual yield is affected by the quality of portfolio securities held by the corresponding Investment Option and its operating expenses.

    The surrender charge is not considered in the yield calculation.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

    Advertisements and sales literature may also quote average annual total returns for the Subaccounts for various periods of time, including periods before the Subaccounts were in existence. Total return figures are provided for each Subaccount for one, five and ten year periods. Average annual total returns may also be disclosed for other periods of time.


    Average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. The last date of each period is the most recent month-end practicable.



    Adjusted historic average annual total returns are calculated based on the assumption that the Subaccounts were in existence during the stated periods with the level of Certificate charges which were in effect at the inception of each Subaccount. For purposes of calculating average annual total return, an average annual administrative charge per dollar of Certificate value is used. The calculation also assumes surrender of the Certificate at the end of the period. The total return will then be calculated according to the following formula:


TR = (ERV/P)TO THE POWER OF 1/N - 1

Where:

TR   =    the average annual total return net of subaccount recurring charges.

ERV  =    the ending redeemable value (net of any applicable surrender charge) of the hypothetical account at the end of the period.

P    =    a hypothetical initial payment of $1,000.

N    =    the number of years in the period.


    Average annual total return quotations for the Subaccounts for the period ended December 31, 2002 are shown in the table below.



                  AVERAGE ANNUAL TOTAL RETURNS FOR SUBACCOUNTS
                          (THROUGH DECEMBER 31, 2002)



                                                                                                         SINCE         SUBACCOUNT
                                                  1                  5                 10             SUBACCOUNT       INCEPTION
SUBACCOUNT                                      YEAR               YEARS              YEARS            INCEPTION          DATE
American Century
  VP Ultra-Registered Trademark- Fund                   *                 --                 --              25.89%      02/11/02
  VP Vista Fund                                         *                 --                 --              26.64       02/11/02
Dreyfus
  VIF Appreciation Portfolio--Initial
    Share Class                                         *                 --                 --             -10.08       02/11/02
  VIF Developing Leaders
    Portfolio--Initial
    Share Class                                         *                 --                 --             -24.55       02/11/02
  VIF Disciplined Stock
    Portfolio--Initial
    Share Class                                         *                 --                 --             -10.03       02/11/02
  VIF Growth and Income Portfolio--
    Initial Share Class                                 *                 --                 --             -26.90       02/11/02
  VIF International Equity Portfolio--
    Initial Share Class                                 *                 --                 --             -11.84       02/11/02
  Dreyfus Socially Responsible Growth
    Fund, Inc.--Service Share Class(1)                  *                 --                 --             -10.05       02/11/02
EquiTrust Variable Insurance Series Fund
  Blue Chip Portfolio                                   *                 --                 --              -9.37       02/11/02
  High Grade Bond Portfolio                             *                 --                 --              -4.43       02/11/02
  Managed Portfolio                                     *                 --                 --             -10.02       02/11/02
  Money Market Portfolio                                *                 --                 --              -8.43       02/11/02
  Strategic Yield Portfolio                             *                 --                 --              -7.22       02/11/02
  Value Growth Portfolio                                *                 --                 --             -19.20       02/11/02
Fidelity Variable Insurance Products Funds
  VIP Contrafund Portfolio                              *                 --                 --             -20.06       02/11/02
  VIP Growth Portfolio                                  *                 --                 --              -7.85       02/11/02
  VIP Growth & Income Portfolio                         *                 --                 --             -18.22       02/11/02
  VIP High Income Portfolio(2)                          *                 --                 --              -0.26       02/11/02
  VIP Index 500 Portfolio                               *                 --                 --             -24.79       02/11/02
  VIP Mid Cap Portfolio(3)                              *                 --                 --             -22.32       02/11/02
  VIP Overseas Portfolio                                *                 --                 --             -13.51       02/11/02

                                                                                                         SINCE         SUBACCOUNT
                                                  1                  5                 10             SUBACCOUNT       INCEPTION
SUBACCOUNT                                      YEAR               YEARS              YEARS            INCEPTION          DATE
J.P. Morgan Series Trust II
  JPMorgan Mid Cap Value Portfolio                      *                 --                 --             -12.92%      02/11/02
  JPMorgan Small Company Portfolio                      *                 --                 --              -7.93       02/11/02
Summit Pinnacle Series
  Nasdaq-100 Index Portfolio                            *                 --                 --             -27.76       02/11/02
  Russell 2000 Small Cap Index
    Portfolio                                           *                 --                 --             -23.40       02/11/02
  S&P MidCap 400 Index Portfolio                        *                 --                 --             -20.32       02/11/02
T. Rowe Price Equity Series, Inc.
  Equity Income Portfolio                               *                 --                 --             -22.68       02/11/02
  Mid-Cap Growth Portfolio                              *                 --                 --              -5.05       02/11/02
  New America Growth Portfolio                          *                 --                 --             -12.63       02/11/02
  Personal Strategy Balanced Portfolio                  *                 --                 --             -16.75       02/11/02
T. Rowe Price International Series, Inc.
  International Stock Portfolio                         *                 --                 --             -25.83       02/11/02



* The Account commenced operations February 11, 2002; therefore, one-year total return information is not available.



(1) Because Service shares were not offered until December 31, 2000, the Subaccount returns shown reflect the Fund's Initial Share Class through December 31, 2000 and the Service Class shares thereafter, adjusted for the mortality and expense risk charge. Had Service Class shares been available for the entire time period, the returns shown would have been lower.



(2) Because Service Class 2 shares were not offered until January 12, 2000, the Subaccount returns shown reflect the Portfolio's Service Class of shares (which include a different 12b-1 fee) for the period November 3, 1997 to January 12, 2000 and the Portfolio's Initial Class of share (which do not include the effects of a 12b-1 fee) for periods prior to November 3, 1997, adjusted for the mortality and expense risk charge. Had Service Class 2 shares been available for the entire time period, the returns shown would have been lower.



(3) Because Service Class 2 shares were not offered until January 12, 2000, the Subaccount returns shown reflect the Portfolio's Service Class of shares (which include a different 12b-1 fee) for the period December 29, 1998 to January 12, 2000, adjusted for the mortality and expense risk charge. Had Service Class 2 shares been available for the entire time period, the returns shown would have been lower.



   INVESTMENT OPTION PERFORMANCE. Each Subaccount may advertise the performance of the corresponding Investment Option in which it invests, based on the calculations described above, where all or a portion of the actual historical performance of the corresponding Investment Option in which the Subaccount invests may pre-date the effective date of the Subaccount being offered in the Certificate.

   The table below provides the adjusted historical performance of the corresponding Investment Option in which each of these Subaccounts invest. This information reflects each Investment Option's operating expenses and the effect of the mortality and expense risk charge and annual administrative charge under the Certificate.



           ADJUSTED AVERAGE ANNUAL TOTAL RETURNS FOR INVESTMENT OPTIONS
                            (THROUGH DECEMBER 31, 2002)



                                                                                                         SINCE         INVESTMENT
                                                                                                      INVESTMENT         OPTION
                                                  1                  5                 10               OPTION         INCEPTION
INVESTMENT OPTION                               YEAR               YEARS              YEARS            INCEPTION          DATE
American Century
  VP Ultra-Registered Trademark- Fund              -30.46%                --                 --             -21.67%      05/01/01
  VP Vista Fund                                    -27.69                 --                 --             -21.43       05/01/01
Dreyfus
  VIF Appreciation Portfolio--Initial
    Share Class                                    -24.94              -0.79%                --               8.49       04/05/93
  VIF Developing Leaders
    Portfolio--Initial
    Share Class                                    -27.15              -2.04              10.87%             22.78       08/31/90
  VIF Disciplined Stock
    Portfolio--Initial
    Share Class                                    -30.37              -4.24                 --               3.51       04/30/96
  VIF Growth and Income Portfolio--
    Initial Share Class                            -32.87              -4.91                 --               6.52       05/02/94
  VIF International Equity Portfolio--
    Initial Share Class                            -24.23              -6.11                 --              -0.93       05/02/94
  Dreyfus Socially Responsible Growth
    Fund, Inc.--Service Share Class(1)             -36.37               6.39                 --               5.31       10/07/93
EquiTrust Variable Insurance Series Fund
  Blue Chip Portfolio                              -27.11              -3.64               6.87               8.88       10/15/90
  High Grade Bond Portfolio                         -1.33               4.50               5.67               7.06       10/17/87
  Managed Portfolio                                -11.22               1.05               6.84               7.19       10/17/87
  Money Market Portfolio                            -8.50               1.47               2.48               2.75       02/20/90
  Strategic Yield Portfolio                         -4.57               2.17               6.01               7.57       10/17/87
  Value Growth Portfolio                           -19.16              -7.03               2.54               2.77       10/17/87
Fidelity Variable Insurance Products Funds
  VIP Contrafund Portfolio                         -18.17               1.18                 --              10.43       01/03/95
  VIP Growth Portfolio                             -37.26              -2.86               6.74               8.70       10/09/86
  VIP Growth & Income Portfolio                    -24.85              -1.77                 --               2.90       12/31/96
  VIP High Income Portfolio(2)                      -6.53              -8.67               1.65               4.99       09/19/85
  VIP Index 500 Portfolio                          -30.03              -3.33               7.34               7.68       08/27/92
  VIP Mid Cap Portfolio(3)                         -18.78                 --                 --              12.57       12/29/98
  VIP Overseas Portfolio                           -28.22              -6.42               3.00               2.54       01/28/87

                                                                                                         SINCE         INVESTMENT
                                                                                                      INVESTMENT         OPTION
                                                  1                  5                 10               OPTION         INCEPTION
INVESTMENT OPTION                               YEAR               YEARS              YEARS            INCEPTION          DATE
J.P. Morgan Series Trust II
  JPMorgan Mid Cap Value Portfolio                  -8.81%                --                 --               1.85%      09/28/01
  JPMorgan Small Company Portfolio                 -29.48              -5.19%                --               5.25       01/03/95
Summit Pinnacle Series
  Nasdaq-100 Index Portfolio                       -44.05                 --                 --             -40.35       04/27/00
  Russell 2000 Small Cap Index
    Portfolio                                      -28.93                 --                 --             -11.52       04/27/00
  S&P MidCap 400 Index Portfolio                   -23.50                 --                 --              -0.98       05/03/99
T. Rowe Price Equity Series, Inc.
  Equity Income Portfolio                          -21.63              -0.09                 --               9.38       03/31/94
  Mid-Cap Growth Portfolio                         -29.11               2.29                 --               4.99       12/31/96
  New America Growth Portfolio                     -35.61              -7.92                 --               4.37       03/31/94
  Personal Strategy Balanced Portfolio             -16.74               0.76                 --               7.62       12/30/94
T. Rowe Price International Series, Inc.
  International Stock Portfolio                    -26.39              -6.68                 --              -0.82       03/31/94



(1) Because Service shares were not offered until December 31, 2000, the Investment Option returns shown reflect the Fund's Initial Share Class through December 31, 2000 and the Service Class shares thereafter, adjusted for the mortality and expense risk charge. Had Service Class shares been available for the entire time period, the returns shown would have been lower.



(2) Because Service Class 2 shares were not offered until January 12, 2000, the Investment Option returns shown reflect the Portfolio's Service Class of shares (which include a different 12b-1 fee) for the period November 3, 1997 to January 12, 2000 and the Portfolio's Initial Class of shares (which do not include the effects of a 12b-1 fee) for periods prior to November 3, 1997, adjusted for the mortality and expense risk charge. Had Service Class 2 shares been available for the entire time period, the returns shown would have been lower.



(3) Because Service Class 2 shares were not offered until January 12, 2000, the Investment Option returns shown reflect the Portfolio's Service Class of shares (which include a different 12b-1 fee) for the period December 29, 1998 to January 12, 2000, adjusted for the mortality and expense risk charge. Had Service Class 2 shares been available for the entire time period, the returns shown would have been lower.



   The actual Subaccount total return information and the Investment Option total return information will vary because of the method used to deduct the mortality and expense risk charge from the returns. For Subaccount total return information, the mortality and expense risk charge is calculated based on the daily net assets multiplied by a daily factor and reduced on a daily basis. For Investment Option total return information, the mortality and expense risk charge is calculated as a single charge applied at the end of the period on an annualized basis.

--------------------------------------------------------------------------------

OTHER TOTAL RETURNS

    Advertisements and sales literature may also quote average annual total returns which do not reflect the surrender charge. These figures are calculated in the same manner as average annual total returns described above, however, the surrender charge is not taken into account at the end of the period.

    We may disclose cumulative total returns in conjunction with the standard formats described above. The cumulative total returns will be calculated using the following formula:

CTR = (ERV/P) - 1

Where:

CTR    =      The cumulative total return net of subaccount recurring
              charges for the period.

ERV    =      The ending redeemable value of the hypothetical investment at the end of the period.

P      =      A hypothetical single payment of $1,000.

--------------------------------------------------------------------------------

EFFECT OF THE ADMINISTRATIVE CHARGE ON PERFORMANCE DATA

    We apply an annual administrative charge of $30 on the Issue Date and on each Certificate Anniversary prior to the Retirement Date. This charge is deducted from each Subaccount and the Declared Interest Option based on the proportion that each Subaccount's value bears to the total Accumulated Value. For purposes of reflecting the administrative charge in yield and total return quotations, this annual charge is converted into a per-dollar per-day charge based on the average value of all certificates in the Account on the last day of the period for which quotations are provided. The per-dollar per-day average charge is then adjusted to reflect the basis upon which the particular quotation is calculated.

--------------------------------------------------------------------------------


ADMINISTRATIVE SERVICES AGREEMENT

--------------------------------------------------------------------------------


    EquiTrust Life Insurance Company ("EquiTrust Life") and the Society are parties to an administrative services agreement pursuant to which EquiTrust Life agrees to provide certain accounting, actuarial, tax, management and other services to the Society. For services performed by EquiTrust Life under the administrative services agreement during the fiscal year ended December 31, 2002, EquiTrust Life billed the Society $13,295.


--------------------------------------------------------------------------------


LEGAL MATTERS

--------------------------------------------------------------------------------


    All matters relating to Illinois law pertaining to the Certificates, including the validity of the Certificates and the Society's authority to issue the Certificates, have been passed upon by C. Ernest Beane, Esquire, General Counsel and Director of the Society. Sutherland Asbill & Brennan LLP, Washington D.C. has provided advice on certain matters relating to the federal securities laws.


--------------------------------------------------------------------------------

EXPERTS
--------------------------------------------------------------------------------


    The Society's statutory-basis balance sheets as of December 31, 2002 and 2001, and the related statutory-basis statements of operations, surplus and cash flow for each of the three years in the period ended December 31, 2002, and related financial statement schedules, appearing herein, have been audited by Ernst & Young, LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.



    The Account's statements of assets and liabilities as of December 31, 2002, and the related statements of operations and changes in net assets for the period from May 1, 2002 (date operations commenced) through December 31, 2002, appearing herein, have also been audited by Ernst &

    Young, LLP, as set forth in their report appearing elsewhere herein, and are included in reliance upon such report given upon the authority of such firm as experts in auditing and accounting.


--------------------------------------------------------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

    A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Certificate discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information as to the contents of the Certificate and other legal instruments are summaries. For a complete statement of the terms of these documents, reference is made to such instruments as filed.

--------------------------------------------------------------------------------

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    The Society's statutory-basis financial statements included in this Statement of Additional Information should be considered only as bearing on the Society's ability to meet its obligations under the Certificates. They should not be considered as bearing on the investment performance of the assets held in the Account.

                         REPORT OF INDEPENDENT AUDITORS

The Board of Directors and Participants
Modern Woodmen of America Variable Annuity Account

We have audited the accompanying statements of assets and liabilities of each of the respective subaccounts of the Modern Woodmen of America Variable Annuity Account, a separate account comprised of the Ultra, Vista, Appreciation, Disciplined Stock, Dreyfus Growth & Income, International Equity, Dreyfus Small Cap, Socially Responsible Growth, Blue Chip, High Grade Bond, Strategic Yield, Managed, Money Market, Value Growth, Contrafund, Growth, Fidelity Growth & Income, High Income, Index 500, Mid-Cap, Overseas, Mid-Cap Value, Small Company, Nasdaq 100 Index, Russell 2000 Small Cap Index, S&P MidCap 400 Index, Equity Income, Mid-Cap Growth, New America Growth, Personal Strategy Balanced, and International Stock Subaccounts, as of December 31, 2002, and the related statements of operations and changes in net assets for the period from May 1, 2002 (date operations commenced) through December 31, 2002. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of the Modern Woodmen of America Variable Annuity Account at December 31, 2002, and the results of their operations and changes in their net assets for the period from May 1, 2002 through December 31, 2002, in conformity with accounting principles generally accepted in the United States.

                                        /s/ Ernst & Young LLP

Des Moines, Iowa
March 14, 2003

               MODERN WOODMEN OF AMERICA VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF ASSETS AND LIABILITIES

                                December 31, 2002


                                                          ULTRA           VISTA
                                                       SUBACCOUNT       SUBACCOUNT
                                                       ---------------------------
ASSETS
Investments in shares of mutual funds, at market         $11,572         $ 4,498

LIABILITIES                                                    -               -
                                                       ---------------------------
Net assets                                               $11,572         $ 4,498
                                                       ===========================

NET ASSETS
Accumulation units                                       $11,572         $ 4,498
                                                       ---------------------------
Total net assets                                         $11,572         $ 4,498
                                                       ===========================

Investments in shares of mutual funds, at cost           $12,263         $ 4,845
Shares of mutual fund owned                             1,574.43          551.96

Accumulation units outstanding                          1,432.17          562.49
Accumulation unit value                                  $  8.08         $  8.00

                                                                     DISCIPLINED        DREYFUS      INTERNATIONAL        DREYFUS
                                                   APPRECIATION         STOCK      GROWTH & INCOME       EQUITY           SMALL CAP
                                                    SUBACCOUNT        SUBACCOUNT      SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
                                                   --------------------------------------------------------------------------------
ASSETS
Investments in shares of mutual funds, at market      $14,704          $ 1,665          $ 4,313          $   732          $13,566

LIABILITIES                                                 -                -                -                -                -
                                                   --------------------------------------------------------------------------------
Net assets                                            $14,704          $ 1,665          $ 4,313          $   732          $13,566
                                                   ================================================================================
NET ASSETS
Accumulation units                                    $14,704          $ 1,665          $ 4,313          $   732          $13,566
                                                   --------------------------------------------------------------------------------
Total net assets                                      $14,704          $ 1,665          $ 4,313          $   732          $13,566
                                                   ================================================================================

Investments in shares of mutual funds, at cost        $15,231          $ 1,709          $ 4,549          $   769          $13,796
Shares of mutual fund owned                            510.90           103.79           268.55            83.70           477.68

Accumulation units outstanding                       1,499.82           169.72           541.15            76.20         1,649.17
Accumulation unit value                               $  9.80          $  9.81          $  7.97          $  9.61          $  8.23

                                                     SOCIALLY
                                                    RESPONSIBLE
                                                      GROWTH           BLUE CHIP
                                                    SUBACCOUNT         SUBACCOUNT
                                                    -----------------------------
ASSETS
Investments in shares of mutual funds, at market      $   678            $35,908

LIABILITIES                                                 -                  -
                                                    -----------------------------
Net assets                                            $   678            $35,908
                                                    =============================

NET ASSETS
Accumulation units                                    $   678            $35,908
                                                    -----------------------------
Total net assets                                      $   678            $35,908
                                                    =============================

Investments in shares of mutual funds, at cost        $   693            $35,717
Shares of mutual fund owned                             36.00           1,319.19

Accumulation units outstanding                          69.16           3,634.22
Accumulation unit value                               $  9.81            $  9.88

                                                   HIGH GRADE    STRATEGIC                     MONEY        VALUE
                                                      BOND         YIELD        MANAGED        MARKET       GROWTH      CONTRAFUND
                                                   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                                                   -------------------------------------------------------------------------------
ASSETS
Investments in shares of mutual funds, at market    $ 29,320      $ 19,691      $ 42,428      $229,918      $  1,113      $ 11,494

LIABILITIES                                                -             -             -             -             -             -
                                                   -------------------------------------------------------------------------------
Net assets                                          $ 29,320      $ 19,691      $ 42,428      $229,918      $  1,113      $ 11,494
                                                   ===============================================================================

NET ASSETS
Accumulation units                                  $ 29,320      $ 19,691      $ 42,428      $229,918      $  1,113      $ 11,494
                                                   -------------------------------------------------------------------------------
Total net assets                                    $ 29,320      $ 19,691      $ 42,428      $229,918      $  1,113      $ 11,494
                                                   ===============================================================================

Investments in shares of mutual funds, at cost      $ 29,250      $ 19,430      $ 41,860      $229,918      $  1,109      $ 11,576
Shares of mutual fund owned                         2,821.90      2,250.39      3,438.23    229,918.43        121.78        635.05

Accumulation units outstanding                      2,813.96      1,946.66      4,324.96     23,031.70        126.37      1,318.96
Accumulation unit value                             $  10.42      $  10.12      $   9.81      $   9.98      $   8.81      $   8.71

                                                                     FIDELITY
                                                       GROWTH     GROWTH & INCOME
                                                     SUBACCOUNT     SUBACCOUNT
                                                     ----------------------------
ASSETS
Investments in shares of mutual funds, at market      $11,212         $ 2,282

LIABILITIES                                                 -               -
                                                     ----------------------------
Net assets                                            $11,212         $ 2,282
                                                     ============================

NET ASSETS
Accumulation units                                    $11,212         $ 2,282
                                                     ----------------------------
Total net assets                                      $11,212         $ 2,282
                                                     ============================

Investments in shares of mutual funds, at cost        $11,859         $ 2,360
Shares of mutual fund owned                            478.32          210.15

Accumulation units outstanding                       1,115.96          255.96
Accumulation unit value                               $ 10.05         $  8.92

                                                                                                         MID-CAP        SMALL
                                                    HIGH INCOME  INDEX 500      MID-CAP     OVERSEAS      VALUE        COMPANY
                                                    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                                    ----------------------------------------------------------------------------
ASSETS
Investments in shares of mutual funds, at market      $20,163      $21,765      $ 4,630      $15,749      $33,025      $14,166

LIABILITIES                                                 -            -            -            -            -            -
                                                    ----------------------------------------------------------------------------
Net assets                                            $20,163      $21,765      $ 4,630      $15,749      $33,025      $14,166
                                                    ============================================================================
NET ASSETS
Accumulation units                                    $20,163      $21,765      $ 4,630      $15,749      $33,025      $14,166
                                                    ----------------------------------------------------------------------------
Total net assets                                      $20,163      $21,765      $ 4,630      $15,749      $33,025      $14,166
                                                    ============================================================================


Investments in shares of mutual funds, at cost        $19,682      $22,563      $ 4,563      $15,996      $31,469      $14,236
Shares of mutual fund owned                          3,434.85       217.83       266.27     1,434.37     1,975.19     1,370.02

Accumulation units outstanding                       1,857.23     2,654.32       546.74     1,670.23     3,478.52     1,402.21
Accumulation unit value                               $ 10.86      $  8.20      $  8.47      $  9.43      $  9.49      $ 10.10

                                                                        RUSSELL 2000
                                                           NASDAQ         SMALL CAP
                                                         100 INDEX          INDEX
                                                         SUBACCOUNT       SUBACCOUNT
                                                         ---------------------------
ASSETS
Investments in shares of mutual funds, at market          $19,863          $ 1,624

LIABILITIES                                                     -                -
                                                         ---------------------------
Net assets                                                $19,863          $ 1,624
                                                         ===========================

NET ASSETS
Accumulation units                                        $19,863          $ 1,624
                                                         ---------------------------
Total net assets                                          $19,863          $ 1,624
                                                         ===========================

Investments in shares of mutual funds, at cost            $20,419          $ 1,656
Shares of mutual fund owned                              1,424.91            43.27

Accumulation units outstanding                           2,521.96           194.42
Accumulation unit value                                   $  7.88          $  8.35


SEE ACCOMPANYING NOTES.

                                                         S&P                                    NEW        PERSONAL
                                                       MIDCAP       EQUITY      MID-CAP       AMERICA      STRATEGY   INTERNATIONAL
                                                     400 INDEX      INCOME      GROWTH        GROWTH       BALANCED       STOCK
                                                     SUBACCOUNT   SUBACCOUNT  SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                     ------------------------------------------------------------------------------
ASSETS
Investments in shares of mutual funds, at market      $26,012      $20,486      $10,128      $ 12,086      $ 23,117      $  4,921

LIABILITIES                                                 -            -            -             -             -             -
                                                     ------------------------------------------------------------------------------
Net assets                                            $26,012      $20,486      $10,128      $ 12,086      $ 23,117      $  4,921
                                                     ==============================================================================

NET ASSETS
Accumulation units                                    $26,012      $20,486      $10,128      $ 12,086      $ 23,117      $  4,921
                                                     ------------------------------------------------------------------------------
Total net assets                                      $26,012      $20,486      $10,128      $ 12,086      $ 23,117      $  4,921
                                                     ==============================================================================

Investments in shares of mutual funds, at cost        $26,666      $20,751      $10,519      $ 11,378      $ 23,260      $  4,914
Shares of mutual fund owned                            662.04     1,252.19       704.29        930.40      1,748.67        531.48

Accumulation units outstanding                       2,994.41     2,430.17       978.35      1,268.88      2,547.18        608.61
Accumulation unit value                               $  8.69      $  8.43      $ 10.35      $   9.52      $   9.08      $   8.09

               MODERN WOODMEN OF AMERICA VARIABLE ANNUITY ACCOUNT

                            STATEMENTS OF OPERATIONS

                    Period From May 1, 2002 (Date Operations
                      Commenced) Through December 31, 2002


                                                                    ULTRA         VISTA
                                                                 SUBACCOUNT     SUBACCOUNT
                                                                 -------------------------
Income:
   Dividends                                                       $  21         $     -
Expenses:
   Mortality and expense risk                                        (27)            (17)
                                                                 -------------------------
Net investment income (loss)                                          (6)            (17)

Realized gain (loss) on investments:
   Realized gain (loss) on sales of fund shares                       (6)             (3)
   Realized gain distributions                                         -               -
                                                                 -------------------------
Total realized gain (loss) on investments                             (6)             (3)

Change in unrealized appreciation/depreciation of investments       (691)           (347)
                                                                 -------------------------
Net increase (decrease) in net assets from operations              $(703)        $  (367)
                                                                 =========================

                                                                                             DREYFUS
                                                                              DISCIPLINED    GROWTH &    INTERNATIONAL    DREYFUS
                                                               APPRECIATION      STOCK        INCOME         EQUITY      SMALL CAP
                                                                SUBACCOUNT     SUBACCOUNT   SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                                               --------------------------------------------------------------------
Income:
   Dividends                                                      $ 180          $  13         $  10          $  20        $   2
Expenses:
   Mortality and expense risk                                       (27)            (7)          (10)            (3)         (23)
                                                               ------------------------------------------------------------------
Net investment income (loss)                                        153              6             -             17          (21)

Realized gain (loss) on investments:
   Realized gain (loss) on sales of fund shares                     (86)             -           (62)             -           (5)
   Realized gain distributions                                        -              -             -              -            -
                                                               ------------------------------------------------------------------
Total realized gain (loss) on investments                           (86)             -           (62)             -           (5)

Change in unrealized appreciation/depreciation of investments      (527)           (44)         (236)           (37)        (230)
                                                               ------------------------------------------------------------------
Net increase (decrease) in net assets from operations             $(460)         $ (38)        $(298)         $ (20)       $(256)
                                                               ==================================================================

                                                                      SOCIALLY
                                                                    RESPONSIBLE
                                                                       GROWTH          BLUE CHIP
                                                                     SUBACCOUNT        SUBACCOUNT
                                                                    -----------------------------
Income:
   Dividends                                                           $   -            $   -
Expenses:
   Mortality and expense risk                                             (3)             (99)
                                                                    --------------------------
Net investment income (loss)                                              (3)             (99)

Realized gain (loss) on investments:

   Realized gain (loss) on sales of fund shares                            -             (164)
   Realized gain distributions                                             -                -
                                                                    --------------------------
Total realized gain (loss) on investments                                  -             (164)

Change in unrealized appreciation/depreciation of investments            (15)             191
                                                                    --------------------------
Net increase (decrease) in net assets from operations                  $ (18)           $ (72)
                                                                    ==========================

                                                         HIGH GRADE   STRATEGIC                  MONEY       VALUE
                                                            BOND        YIELD       MANAGED      MARKET      GROWTH      CONTRAFUND
                                                         SUBACCOUNT   SUBACCOUNT  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                         --------------------------------------------------------------------------
Income:
   Dividends                                               $ 327        $ 222       $    -       $ 520        $   -       $     -
Expenses:
   Mortality and expense risk                                (97)         (37)         (84)       (710)          (6)          (20)
                                                         -------------------------------------------------------------------------
Net investment income (loss)                                 230          185          (84)       (190)          (6)          (20)

Realized gain (loss) on investments:
   Realized gain (loss) on sales of fund shares               13           (2)          (2)          -          (14)          (21)
   Realized gain distributions                                 -            -            -           -            -             -
                                                         -------------------------------------------------------------------------
Total realized gain (loss) on investments                     13           (2)          (2)          -          (14)          (21)

Change in unrealized appreciation/depreciation of
   investments                                                70          261          568           -            4           (82)
                                                         -------------------------------------------------------------------------
Net increase (decrease) in net assets from operations      $ 313        $ 444       $  482       $(190)       $ (16)      $  (123)
                                                         =========================================================================

                                                                                         FIDELITY
                                                                      GROWTH          GROWTH & INCOME
                                                                    SUBACCOUNT          SUBACCOUNT
                                                                    ---------------------------------
Income:
   Dividends                                                           $      -          $     -
Expenses:
   Mortality and expense risk                                               (22)              (9)
                                                                    ---------------------------------
Net investment income (loss)                                                (22)              (9)

Realized gain (loss) on investments:
   Realized gain (loss) on sales of fund shares                               2              (13)
   Realized gain distributions                                                -                -
                                                                    ---------------------------------
Total realized gain (loss) on investments                                     2              (13)

Change in unrealized appreciation/depreciation of investments              (647)             (78)
                                                                    ---------------------------------
Net increase (decrease) in net assets from operations                  $   (667)         $  (100)
                                                                    =================================

                                                                                                              MID-CAP       SMALL
                                                      HIGH INCOME   INDEX 500       MID-CAP     OVERSEAS       VALUE       COMPANY
                                                      SUBACCOUNT    SUBACCOUNT     SUBACCOUNT  SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                                      ------------------------------------------------------------------------------
Income:
   Dividends                                            $    -       $     -       $     -       $     -     $       -     $     -
Expenses:
   Mortality and expense risk                              (32)          (41)          (11)          (23)         (114)        (41)
                                                      ------------------------------------------------------------------------------
Net investment income (loss)                               (32)          (41)          (11)          (23)         (114)        (41)

Realized gain (loss) on investments:
   Realized gain (loss) on sales of fund shares              2           (18)         (122)          (27)          (39)       (122)
   Realized gain distributions                               -             -             -             -             -           -
                                                      ------------------------------------------------------------------------------
Total realized gain (loss) on investments                    2           (18)         (122)          (27)          (39)       (122)

Change in unrealized appreciation/depreciation of
   investments                                             481          (798)           67          (247)        1,556         (70)
                                                      ------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations   $  451       $  (857)      $   (66)      $  (297)    $   1,403     $  (233)
                                                      ==============================================================================

                                                                                           RUSSELL 2000
                                                                            NASDAQ          SMALL CAP
                                                                           100 INDEX          INDEX
                                                                          SUBACCOUNT        SUBACCOUNT
                                                                          -----------------------------
Income:
   Dividends                                                                $     -            $   -
Expenses:
   Mortality and expense risk                                                   (55)              (6)
                                                                          -----------------------------
Net investment income (loss)                                                    (55)              (6)

Realized gain (loss) on investments:

   Realized gain (loss) on sales of fund shares                                 (48)              (1)
   Realized gain distributions                                                    -                1
                                                                          -----------------------------
Total realized gain (loss) on investments                                       (48)               -

Change in unrealized appreciation/depreciation of investments                  (556)             (32)
                                                                          -----------------------------
Net increase (decrease) in net assets from operations                       $  (659)           $ (38)
                                                                          =============================


SEE ACCOMPANYING NOTES.

                                                             S&P                               NEW      PERSONAL
                                                            MIDCAP     EQUITY    MID-CAP      AMERICA    STRATEGY  INTERNATIONAL
                                                          400 INDEX    INCOME    GROWTH       GROWTH     BALANCED      STOCK
                                                         SUBACCOUNT  SUBACCOUNT SUBACCOUNT  SUBACCOUNT  SUBACCOUNT   SUBACCOUNT
                                                         -----------------------------------------------------------------------
Income:
   Dividends                                               $   8       $ 126     $     -      $    -       $ 143       $  52
Expenses:
   Mortality and expense risk                                (70)        (28)        (14)        (44)        (34)        (14)
                                                         -----------------------------------------------------------------------
Net investment income (loss)                                 (62)         98         (14)        (44)        109          38

Realized gain (loss) on investments:
   Realized gain (loss) on sales of fund shares              (25)       (161)         (7)        (59)        (70)         (3)
   Realized gain distributions                                15           -           -           -           -           5
                                                         -----------------------------------------------------------------------
Total realized gain (loss) on investments                    (10)       (161)         (7)        (59)        (70)          2

Change in unrealized appreciation/depreciation of
   investments                                              (654)       (265)       (391)        708        (143)          7
                                                         -----------------------------------------------------------------------
Net increase (decrease) in net assets from operations      $(726)      $(328)    $  (412)     $  605       $(104)      $  47
                                                         =======================================================================

               MODERN WOODMEN OF AMERICA VARIABLE ANNUITY ACCOUNT

                       STATEMENTS OF CHANGES IN NET ASSETS

                    Period From May 1, 2002 (Date Operations
                      Commenced) Through December 31, 2002


                                                                           ULTRA          VISTA
                                                                         SUBACCOUNT     SUBACCOUNT
                                                                         -------------------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                          $     (6)      $    (17)
   Net realized gain (loss) on investments                                     (6)            (3)
   Change in unrealized appreciation/depreciation of investments             (691)          (347)
                                                                         -------------------------
Net increase (decrease) in net assets from operations                        (703)          (367)

Certificate transactions:
   Certificate deposits                                                       259          1,689
   Transfers between subaccounts, including fixed interest
     subaccount                                                            12,016          3,176
                                                                         -------------------------
Net increase (decrease) in net assets from certificate transactions        12,275          4,865
Total increase (decrease) in net assets                                    11,572          4,498

Net assets at beginning of period                                               -              -
                                                                         -------------------------
Net assets at end of period                                              $ 11,572       $  4,498
                                                                         =========================

                                                                                          DREYFUS
                                                                           DISCIPLINED    GROWTH &     INTERNATIONAL      DREYFUS
                                                            APPRECIATION      STOCK        INCOME          EQUITY        SMALL CAP
                                                             SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                                            ----------------------------------------------------------------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                              $    153       $      6      $       -       $     17       $    (21)
   Net realized gain (loss) on investments                        (86)             -            (62)             -             (5)
   Change in unrealized appreciation/depreciation of
     investments                                                 (527)           (44)          (236)           (37)          (230)
                                                            ----------------------------------------------------------------------
Net increase (decrease) in net assets from operations            (460)           (38)          (298)           (20)          (256)

Certificate transactions:
   Certificate deposits                                         2,269            465            171            110          4,999
   Transfers between subaccounts, including fixed interest
     subaccount                                                12,895          1,238          4,440            642          8,823
                                                            ----------------------------------------------------------------------
Net increase (decrease) in net assets from certificate
   transactions                                                15,164          1,703          4,611            752         13,822
                                                            ----------------------------------------------------------------------
Total increase (decrease) in net assets                        14,704          1,665          4,313            732         13,566

Net assets at beginning of period                                   -              -              -              -              -
                                                            ----------------------------------------------------------------------
Net assets at end of period                                  $ 14,704       $  1,665       $  4,313       $    732       $ 13,566
                                                            ======================================================================

                                                                       SOCIALLY
                                                                      RESPONSIBLE
                                                                        GROWTH       BLUE CHIP
                                                                      SUBACCOUNT     SUBACCOUNT
                                                                      -------------------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                       $       (3)   $      (99)
   Net realized gain (loss) on investments                                     -          (164)
   Change in unrealized appreciation/depreciation of
     investments                                                             (15)          191
                                                                      -------------------------
Net increase (decrease) in net assets from operations                        (18)          (72)

Certificate transactions:
   Certificate deposits                                                       88         2,323
   Transfers between subaccounts, including fixed interest
     subaccount                                                              608        33,657
                                                                      -------------------------
Net increase (decrease) in net assets from certificate
     transactions                                                            696        35,980
                                                                      -------------------------
Total increase (decrease) in net assets                                      678        35,908

Net assets at beginning of period                                              -             -
                                                                      -------------------------
Net assets at end of period                                           $      678    $   35,908
                                                                      =========================

                                                           HIGH GRADE  STRATEGIC                 MONEY          VALUE
                                                              BOND       YIELD      MANAGED      MARKET         GROWTH    CONTRAFUND
                                                           SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT     SUBACCOUNT  SUBACCOUNT
                                                          --------------------------------------------------------------------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                              $   230   $     185    $     (84)   $    (190)   $     (6)   $     (20)
   Net realized gain (loss) on investments                        13          (2)          (2)           -         (14)         (21)
   Change in unrealized appreciation/depreciation of
     investments                                                  70         261          568            -           4          (82)
                                                          -------------------------------------------------------------------------
Net increase (decrease) in net assets from operations            313         444          482         (190)        (16)        (123)

Certificate transactions:
   Certificate deposits                                        6,627         735        6,424      826,908         312        4,274
   Transfers between subaccounts, including fixed interest
     subaccount                                               22,380      18,512       35,522     (596,800)        817        7,343
                                                          -------------------------------------------------------------------------
Net increase (decrease) in net assets from certificate
     transactions                                             29,007      19,247       41,946      230,108       1,129       11,617
                                                          -------------------------------------------------------------------------
Total increase (decrease) in net assets                       29,320      19,691       42,428      229,918       1,113       11,494

Net assets at beginning of period                                  -           -            -            -           -            -
                                                          -------------------------------------------------------------------------
Net assets at end of period                                  $29,320   $  19,691    $  42,428    $ 229,918    $  1,113    $  11,494
                                                          =========================================================================

                                                                                        FIDELITY
                                                                          GROWTH    GROWTH & INCOME
                                                                        SUBACCOUNT    SUBACCOUNT
                                                                      -----------------------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                       $       (22)   $        (9)
   Net realized gain (loss) on investments                                      2            (13)

   Change in unrealized appreciation/depreciation of
      investments                                                            (647)           (78)
                                                                      -----------------------------
Net increase (decrease) in net assets from operations                        (667)          (100)

Certificate transactions:
   Certificate deposits                                                     1,971            545
   Transfers between subaccounts, including fixed interest
     subaccount                                                             9,908          1,837
                                                                      -----------------------------
Net increase (decrease) in net assets from certificate
     transactions                                                           11,879          2,382
                                                                      -----------------------------
Total increase (decrease) in net assets                                    11,212          2,282

Net assets at beginning of period                                               -              -
                                                                      -----------------------------
Net assets at end of period                                           $    11,212    $     2,282
                                                                      ==============================


                                                                HIGH                                          MID-CAP      SMALL
                                                               INCOME    INDEX 500   MID-CAP     OVERSEAS      VALUE      COMPANY
                                                             SUBACCOUNT  SUBACCOUNT SUBACCOUNT   SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
                                                             -----------------------------------------------------------------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                              $    (32)   $    (41)   $    (11)   $    (23)   $   (114)   $    (41)
   Net realized gain (loss) on investments                          2         (18)       (122)        (27)        (39)       (122)
   Change in unrealized appreciation/depreciation of
     investments                                                  481        (798)         67        (247)      1,556         (70)
                                                             -----------------------------------------------------------------------
Net increase (decrease) in net assets from operations             451        (857)        (66)       (297)      1,403        (233)

Certificate transactions:
   Certificate deposits                                           332         701       1,998       3,244         429       1,692
   Transfers between subaccounts, including fixed interest
     subaccount                                                19,380      21,921       2,698      12,802      31,193      12,707
                                                             -----------------------------------------------------------------------
Net increase (decrease) in net assets from certificate
     transactions                                              19,712      22,622       4,696      16,046      31,622      14,399
                                                             -----------------------------------------------------------------------
Total increase (decrease) in net assets                        20,163      21,765       4,630      15,749      33,025      14,166

Net assets at beginning of period                                   -           -           -           -           -           -
                                                             -----------------------------------------------------------------------
Net assets at end of period                                  $ 20,163    $ 21,765    $  4,630    $ 15,749    $ 33,025    $ 14,166
                                                             =======================================================================

                                                                                           RUSSELL 2000
                                                                            NASDAQ          SMALL CAP
                                                                           100 INDEX          INDEX
                                                                          SUBACCOUNT        SUBACCOUNT
                                                                          -----------------------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                           $        (55)   $       (6)
   Net realized gain (loss) on investments                                         (48)            -

   Change in unrealized appreciation/depreciation of investments                  (556)          (32)
                                                                          -----------------------------
Net increase (decrease) in net assets from operations                             (659)          (38)

Certificate transactions:
   Certificate deposits                                                            691            30
   Transfers between subaccounts, including fixed interest
     subaccount                                                                 19,831         1,632
                                                                          -----------------------------

Net increase (decrease) in net assets from certificate transactions             20,522         1,662
                                                                          -----------------------------
Total increase (decrease) in net assets                                         19,863         1,624

Net assets at beginning of period                                                    -             -
                                                                          -----------------------------
Net assets at end of period                                               $     19,863    $    1,624
                                                                          =============================


SEE ACCOMPANYING NOTES.

                                                                S&P                                NEW      PERSONAL
                                                               MIDCAP       EQUITY     MID-CAP    AMERICA   STRATEGY   INTERNATIONAL
                                                             400 INDEX      INCOME      GROWTH     GROWTH   BALANCED     STOCK
                                                             SUBACCOUNT   SUBACCOUNT  SUBACCOUNT SUBACCOUNT SUBACCOUNT  SUBACCOUNT
                                                            ------------------------------------------------------------------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                              $    (62)   $     98    $    (14)   $    (44)   $    109    $     38
   Net realized gain (loss) on investments                        (10)       (161)         (7)        (59)        (70)          2

   Change in unrealized appreciation/depreciation of
     investments                                                 (654)       (265)       (391)        708        (143)          7
                                                            ------------------------------------------------------------------------
Net increase (decrease) in net assets from operations            (726)       (328)       (412)        605        (104)         47

Certificate transactions:
   Certificate deposits                                           445       8,840       3,178         487       4,047         130
   Transfers between subaccounts, including fixed interest
     subaccount                                                26,293      11,974       7,362      10,994      19,174       4,744
                                                            ------------------------------------------------------------------------

Net increase (decrease) in net assets from certificate
     transactions                                              26,738      20,814      10,540      11,481      23,221       4,874
                                                            ------------------------------------------------------------------------
Total increase (decrease) in net assets                        26,012      20,486      10,128      12,086      23,117       4,921

Net assets at beginning of period                                   -           -           -           -           -           -
                                                            ------------------------------------------------------------------------
Net assets at end of period                                  $ 26,012    $ 20,486    $ 10,128    $ 12,086    $ 23,117    $  4,921
                                                            ========================================================================

               MODERN WOODMEN OF AMERICA VARIABLE ANNUITY ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 2002


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Modern Woodmen of America Variable Annuity Account (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by Modern Woodmen of America (the Society) and exists in accordance with the rules and regulations of the Insurance Department of the State of Illinois. The Account is a funding vehicle for individual variable annuity certificates issued by the Society.

At the direction of eligible certificate owners, the Account invests in thirty-one investment subaccounts which, in turn, own shares of the following open-end registered investment companies (the Funds):

 SUBACCOUNT                       INVESTS EXCLUSIVELY IN SHARES OF
 -------------------------------------------------------------------------------
                                  American Century Variable Portfolios, Inc.:
 Ultra                               Ultra(R) Fund
 Vista                               Vista(SM) Fund
                                  Dreyfus Variable Investment Fund:
 Appreciation                        Appreciation Portfolio
 Disciplined Stock                   Disciplined Stock Portfolio
 Dreyfus Growth & Income             Growth and Income Portfolio
 International Equity                International Equity Portfolio
 Dreyfus Small Cap                   Small Cap Portfolio
 Socially Responsible Growth      Dreyfus Socially Responsible Growth Fund, Inc.
                                  EquiTrust Variable Insurance Series Fund:
 Blue Chip                           Blue Chip Portfolio
 High Grade Bond                     High Grade Bond Portfolio
 Strategic Yield                     Strategic Yield Portfolio
 Managed                             Managed Portfolio
 Money Market                        Money Market Portfolio
 Value Growth                        Value Growth Portfolio
                                  Fidelity Variable Insurance Products Funds:
 Contrafund                          Contrafund(R) Portfolio
 Growth                              Growth Portfolio
 Fidelity Growth & Income            Growth & Income Portfolio
 High Income                         High Income Portfolio
 Index 500                           Index 500 Portfolio
 Mid-Cap                             Mid Cap Portfolio
 Overseas                            Overseas Portfolio

SUBACCOUNT                       INVESTS EXCLUSIVELY IN SHARES OF
 -------------------------------------------------------------------------------
                                    J.P. Morgan Series Trust II:
 Mid-Cap Value                         J.P. Morgan Mid-Cap Value Portfolio
 Small Company                         J.P. Morgan Small Company Portfolio
                                    Summit Mutual Funds, Inc. - Pinnacle Series:
 Nasdaq 100 Index                      Nasdaq - 100 Index Portfolio
 Russell 2000 Small Cap Index          Russell 2000 Small Cap Index Portfolio
 S&P MidCap 400 Index                  S&P MidCap 400 Index Portfolio
                                    T. Rowe Price Equity Series Inc.:
 Equity Income                         Equity Income Portfolio
 Mid-Cap Growth                        Mid-Cap Growth Portfolio
 New America Growth                    New America Growth Portfolio
 Personal Strategy Balanced            Personal Strategy Balanced Portfolio
                                    T. Rowe Price International Series, Inc.:
 International Stock                   International Stock Portfolio


Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Society's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity certificates is not chargeable with liabilities arising out of any other business the Society may conduct.

ADMINISTRATIVE SERVICES AGREEMENT

The certificates are administered by EquiTrust Life Insurance Company (EquiTrust
Life), pursuant to an administrative services agreement between the Society and EquiTrust Life. EquiTrust Life also maintains records of transactions relating to the certificates and provides other services.

INVESTMENTS

Investments in shares of the Funds are stated at market value, which is the closing net asset value per share as determined by the Funds. The first-in, first-out cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Investment transactions are accounted for on the trade date.

Dividends and realized capital gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the Funds on the payable date.

CERTIFICATES IN ANNUITIZATION PERIOD

Net assets allocated to contracts in the annuitization period (none at December 31, 2002) are computed according to the Annuity 2000 Mortality Table, with an assumed investment return of 5%. The mortality risk is fully borne by the Society and may result in additional amounts being transferred into the Account by the Society to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Society.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS

The preparation of the Account's financial statements and accompanying notes in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

2. EXPENSE CHARGES

The Account reimburses the Society for certain mortality and other risks assumed by the Society. The Society deducts a daily mortality and expense risk charge from the Account at an effective annual rate of 1.40% of the average daily net asset value of the Account. These charges are assessed in return for the Society's assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with certificates issued.

The Account also pays the Society certain amounts relating to the distribution and administration of the certificates funded by the Account. The following summarizes those amounts:

   ADMINISTRATIVE CHARGE: Prior to the annuity payment period, the Society will deduct an annual administrative charge of $30 to reimburse it for administrative expenses related to the certificate. A portion of this charge may be deducted from funds held in the fixed interest subaccount. The Account did not incur any administrative charges during 2002 as no certificates have reached a one-year anniversary by December 31, 2002.

   SURRENDER CHARGE: A surrender charge is imposed in the event of a full or partial surrender during the first eight certificate years. A certificate owner may annually surrender a maximum of 10% of the cash value without incurring a surrender charge. The amount charged is 8% of the amount surrendered during the first certificate year and declines by 1% in each of the next seven certificate years. No surrender charge is deducted if the partial surrender or surrender occurs after eight full certificate years.

   TRANSFER CHARGE: A transfer charge of $25 may be imposed for the thirteenth and each subsequent transfer between subaccounts in any one certificate year.

3. FEDERAL INCOME TAXES

The Society is a tax-exempt fraternal benefit society under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Society does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Society will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the certificates.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of investment securities purchased and proceeds from investment securities sold by subaccount were as follows for the period from May 1, 2002 (date operations commenced) through December 31, 2002:

                                                      COST OF      PROCEEDS
   SUBACCOUNT                                        PURCHASES    FROM SALES
   --------------------------------------------------------------------------
   Ultra                                            $  12,296      $     27
   Vista                                                4,865            17
   Appreciation                                        16,532         1,215
   Disciplined Stock                                    1,716             7
   Dreyfus Growth & Income                              4,795           184
   International Equity                                   772             3
   Dreyfus Small Cap                                   13,824            23
   Socially Responsible Growth                            696             3
   Blue Chip                                           37,304         1,423
   High Grade Bond                                     32,887         3,650
   Strategic Yield                                     19,760           328
   Managed                                             42,006           144
   Money Market                                       812,974       583,056
   Value Growth                                         1,215            92
   Contrafund                                          11,765           168
   Growth                                              12,142           285
   Fidelity Growth & Income                             2,477           104
   High Income                                         19,712            32
   Index 500                                           22,722           141
   Mid-Cap                                              6,006         1,321
   Overseas                                            16,318           295
   Mid-Cap Value                                       31,973           465
   Small Company                                       15,818         1,460
   Nasdaq 100 Index                                    20,613           146
   Russell 2000 Small Cap Index                         1,663             6
   S&P MidCap 400 Index                                26,856           165
   Equity Income                                       21,542           630
   Mid-Cap Growth                                      10,928           402
   New America Growth                                  11,827           390
   Personal Strategy Balanced                          23,929           599
   International Stock                                  4,931            14

5. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS

Transactions in units of each subaccount were as follows for the period from May 1, 2002 (date operations commenced) through December 31, 2002:

                                                                         NET
                                                                       INCREASE
   SUBACCOUNT                                PURCHASED    REDEEMED    (DECREASE)
   -----------------------------------------------------------------------------
   Ultra                                        1,432            -        1,432
   Vista                                          562            -          562
   Appreciation                                 1,624          124        1,500
   Disciplined Stock                              170            -          170
   Dreyfus Growth & Income                        564           23          541
   International Equity                            76            -           76
   Dreyfus Small Cap                            1,649            -        1,649
   Socially Responsible Growth                     69            -           69
   Blue Chip                                    3,776          142        3,634
   High Grade Bond                              3,160          346        2,814
   Strategic Yield                              1,976           29        1,947
   Managed                                      4,331            6        4,325
   Money Market                                81,327       58,295       23,032
   Value Growth                                   136           10          126
   Contrafund                                   1,336           17        1,319
   Growth                                       1,141           25        1,116
   Fidelity Growth & Income                       267           11          256
   High Income                                  1,857            -        1,857
   Index 500                                    2,665           11        2,654
   Mid-Cap                                        709          162          547
   Overseas                                     1,700           30        1,670
   Mid-Cap Value                                3,519           40        3,479
   Small Company                                1,552          150        1,402
   Nasdaq 100 Index                             2,535           13        2,522
   Russell 2000 Small Cap Index                   194            -          194
   S&P MidCap 400 Index                         3,005           11        2,994
   Equity Income                                2,507           77        2,430
   Mid-Cap Growth                               1,018           40          978
   New America Growth                           1,309           40        1,269
   Personal Strategy Balanced                   2,613           66        2,547
   International Stock                            609            -          609

6. UNIT VALUES

The following summarizes units outstanding, unit values, and net assets at December 31, 2002, and investment income ratios, ratios of expenses to average net assets, and total return ratios for the period from May 1, 2002 (date operations commenced) through December 31, 2002:

                                                                                     RATIO OF
                                                                       INVESTMENT   EXPENSES TO
                                                 UNIT                     INCOME    AVERAGE NET    TOTAL
   SUBACCOUNT                        UNITS       VALUE    NET ASSETS  RATIO (1)(2)   ASSETS (3)   RETURN (4)
   --------------------------------------------------------------------------------------------------------
   Ultra                             1,432    $  8.08     $  11,572      0.71%         1.40%      (19.20)%
   Vista                               562       8.00         4,498      0.01          1.40       (20.00)
   Appreciation                      1,500       9.80        14,704      6.10          1.40        (2.00)
   Disciplined Stock                   170       9.81         1,665      1.67          1.40        (1.90)
   Dreyfus Growth & Income             541       7.97         4,313      0.96          1.40       (20.30)
   International Equity                 76       9.61           732      5.89          1.40        (3.90)
   Dreyfus Small Cap                 1,649       8.23        13,566      0.08          1.40       (17.70)
   Socially Responsible Growth          69       9.81           678      -             1.40        (2.00)
   Blue Chip                         3,634       9.88        35,908      -             1.40        (1.20)
   High Grade Bond                   2,814      10.42        29,320      3.11          1.40         4.20
   Strategic Yield                   1,947      10.12        19,691      5.48          1.40         1.20
   Managed                           4,325       9.81        42,428      -             1.40        (1.90)
   Money Market                     23,032       9.98       229,918      0.68          1.40        (0.20)
   Value Growth                        126       8.81         1,113      -             1.40       (11.90)
   Contrafund                        1,319       8.71        11,494      -             1.40       (12.90)
   Growth                            1,116      10.05        11,212      -             1.40         0.50
   Fidelity Growth & Income            256       8.92         2,282      -             1.40       (10.80)
   High Income                       1,857      10.86        20,163      -             1.40         8.60
   Index 500                         2,654       8.20        21,765      -             1.40       (18.00)
   Mid-Cap                             547       8.47         4,630      -             1.40       (15.30)
   Overseas                          1,670       9.43        15,749      -             1.40        (5.70)
   Mid-Cap Value                     3,479       9.49        33,025      -             1.40        (5.10)
   Small Company                     1,402      10.10        14,166      -             1.40         1.00
   Nasdaq 100 Index                  2,522       7.88        19,863      -             1.40       (21.20)
   Russell 2000 Small Cap Index        194       8.35         1,624      -             1.40       (16.50)
   S&P MidCap 400 Index              2,994       8.69        26,012      0.11          1.40       (13.10)
   Equity Income                     2,430       8.43        20,486      4.12          1.40       (15.70)

                                                                                     RATIO OF
                                                                       INVESTMENT   EXPENSES TO
                                                 UNIT                     INCOME    AVERAGE NET    TOTAL
   SUBACCOUNT                        UNITS       VALUE    NET ASSETS  RATIO (1)(2)   ASSETS (3)   RETURN (4)
   --------------------------------------------------------------------------------------------------------
   Mid-Cap Growth                      978     $10.35     $  10,128      -   %         1.40%        3.50%
   New America Growth                1,269       9.52        12,086      -             1.40        (4.80)
   Personal Strategy Balanced        2,547       9.08        23,117      3.82          1.40        (9.20)
   International Stock                 609       8.09         4,921      3.40          1.40       (19.10)

   (1)These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced operations during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

   (2)When net investment income is less than $1, the amount is not reported in the Statements of Operations, but is used in the calculation of the investment income ratio.

   (3)These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direction reduction to unit values. Charges made directly to certificateholder accounts through the redemption of units and expenses of the underlying fund are excluded.

   (4)These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For subaccounts that commenced operations during the period indicated, total return has been calculated from the date operations commenced through the end of the reporting period and has not been annualized.

                         Report of Independent Auditors

The Board of Directors
Modern Woodmen of America

We have audited the accompanying statutory-basis balance sheets of Modern Woodmen of America (the Society) as of December 31, 2002 and 2001, and the related statutory-basis statements of operations, surplus, and cash flow for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Society's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Society presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Illinois, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States are also described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Modern Woodmen of America at December 31, 2002 and 2001, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2002.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Modern Woodmen of America at December 31, 2002 and 2001, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2002, in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Illinois.

As discussed in Note 2 to the financial statements, in 2001 Modern Woodmen of America changed various accounting policies to be in accordance with the revised National Association of Insurance Commissioners' ACCOUNTING PRACTICES AND PROCEDURES MANUAL, as adopted by the Insurance Department of the State of Illinois.

                                                          /s/ Ernst & Young LLP


Des Moines, Iowa
March 22, 2003

                            Modern Woodmen of America

                         Balance Sheets-Statutory Basis
                             (DOLLARS IN THOUSANDS)

                                                                               DECEMBER 31
                                                                          2002              2001
                                                                      ------------------------------
ADMITTED ASSETS
Investments:
   Bonds:
     Government                                                       $  1,281,530      $  1,060,685
     Public utilities                                                      895,766           576,657
     Industrial and miscellaneous                                        2,193,974         2,205,858
                                                                      ------------------------------
                                                                         4,371,270         3,843,200

   Preferred stocks                                                          7,628             5,287
   Common stocks:
     Unaffiliated companies                                                294,629           386,461
     Affiliated companies                                                    1,081               951
                                                                      ------------------------------
                                                                           295,710           387,412

   Mortgage loans                                                          527,474           533,443
   Real estate:
     Property occupied by the society                                       32,600            22,243
     Property held for the production of income                              2,422             4,450
                                                                      ------------------------------
                                                                            35,022            26,693

   Certificateholders' loans                                               187,175           185,023
   Other invested assets                                                    21,972            24,553
                                                                      ------------------------------
Total investments                                                        5,446,251         5,005,611

Cash and short-term investments                                             56,130            35,082
Investment income due and accrued                                           69,488            63,133
Electronic data processing equipment                                         4,456             3,312
Premiums in course of collection                                               269               296
Other assets                                                                   254               140
Separate account assets                                                        667                 -
                                                                      ------------------------------
Total admitted assets                                                 $  5,577,515      $  5,107,574
                                                                      ==============================

                                                                                DECEMBER 31
                                                                          2002              2001
                                                                      ------------------------------
LIABILITIES AND SURPLUS
Liabilities:
   Aggregate reserves for certificates and contracts:
     Life and annuity                                                 $  4,645,835      $  4,077,402
     Accident and health                                                     6,257             6,553
   Certificate and contract claims                                           9,602            10,013
   Other certificateholders' funds                                           7,210             7,343
   Dividends payable to certificateholders                                  24,900            24,400
   Accrued commissions, general expenses and taxes                          11,553            11,060
   Other liabilities                                                        21,202            27,430
                                                                      ------------------------------
                                                                         4,726,559         4,164,201

   Liability for employees' and fieldworkers' benefits                      14,909            11,893
   Interest maintenance reserve                                              7,527            11,038
   Asset valuation reserve                                                  58,192           163,499
   Separate account liabilities                                                667                 -
                                                                      ------------------------------
Total liabilities                                                        4,807,854         4,350,631

Surplus:
   Appropriated                                                            210,259           199,910
   Unassigned and other surplus funds                                      559,402           557,033
                                                                      ------------------------------
Total surplus                                                              769,661           756,943

                                                                      ------------------------------
Total liabilities and surplus                                         $  5,577,515      $  5,107,574
                                                                      ==============================

SEE ACCOMPANYING NOTES.

                            Modern Woodmen of America

                    Statements of Operations-Statutory Basis
                             (DOLLARS IN THOUSANDS)

                                                                                  YEAR ENDED DECEMBER 31
                                                                          2002              2001            2000
                                                                      -----------------------------------------------
Income:
   Premiums and other considerations:
     Life and annuities                                               $    704,294      $    507,520     $    388,025
     Other                                                                   4,577             6,138            9,318
   Investment income, net of investment expenses: 2002 -
     $5,245; 2001 - $5,279; 2000 - $4,555                                  363,018           333,757          310,447
   Amortization of interest maintenance reserve                              3,876             3,278            4,031
   Other income                                                              3,255             2,357              147
                                                                      -----------------------------------------------
Total income                                                             1,079,020           853,050          711,968

Benefits and expenses:
   Benefits:
     Life and annuities                                                    296,590           294,794          334,722
     Other                                                                   6,344             6,413            9,634
   Increase in aggregate reserves for certificates and
    contracts and other certificateholders' funds                          563,883           363,018          185,338
   Employees' and fieldworkers' benefit plans                                1,792             1,194              626
   Commissions                                                              50,739            39,654           33,910
   General insurance expenses                                               71,343            62,633           54,634
   Insurance, taxes, licenses and fees                                       5,241             4,567            4,252
   Net transfers to separate accounts                                          644                 -                -
                                                                      -----------------------------------------------
                                                                           996,576           772,273          623,116
   Fraternal, charitable and benevolent expenses                            18,558            18,138           16,241
                                                                      -----------------------------------------------
Total benefits and expenses                                              1,015,134           790,411          639,357
                                                                      -----------------------------------------------
Net gain from operations before dividends to
 certificateholders and net realized capital gains                          63,886            62,639           72,611

Dividends to certificateholders                                             24,909            24,303           23,994
                                                                      -----------------------------------------------
Net gain from operations before net realized capital gains
 (losses)                                                                   38,977            38,336           48,617

Net realized capital gains (losses)                                        (58,935)            1,001           44,791
                                                                      -----------------------------------------------
Net income (loss)                                                     $    (19,958)     $     39,337     $     93,408
                                                                      ===============================================

SEE ACCOMPANYING NOTES.

                            Modern Woodmen of America

                      Statements of Surplus-Statutory Basis
                             (DOLLARS IN THOUSANDS)

                                                                                  YEAR ENDED DECEMBER 31
                                                                          2002              2001             2000
                                                                      -----------------------------------------------
Appropriated:
   Balance at beginning of year                                       $    199,910      $    190,709     $    181,575
   Transfer from unassigned surplus                                         10,349             9,201            9,134
                                                                      -----------------------------------------------
Balance at end of year                                                     210,259           199,910          190,709

Unassigned:
   Balance at beginning of year                                            557,033           599,423          568,223
   Net income (loss) from operations                                       (19,958)           39,337           93,408
                                                                      -----------------------------------------------
                                                                           537,075           638,760          661,631
   Other changes:
     Change in net unrealized capital gains                                (76,548)          (76,797)         (56,324)
     Change in asset valuation reserve                                     105,307             5,197            5,816
     Change in nonadmitted assets                                           (1,940)           (1,098)          (2,579)
     Transfer to appropriated surplus                                      (10,349)           (9,201)          (9,134)
     Cumulative effect of changes in accounting principles
       (NOTE 2)                                                                  -               346                -
     Prior period reserve adjustment (NOTE 1)                                5,965                 -                -
     Other increase (decrease), net                                           (108)             (174)              13
                                                                      -----------------------------------------------
Balance at end of year                                                     559,402           557,033          599,423
                                                                      -----------------------------------------------
Total surplus                                                         $    769,661      $    756,943     $    790,132
                                                                      ===============================================

SEE ACCOMPANYING NOTES.

                            Modern Woodmen of America

                     Statements of Cash Flow-Statutory Basis
                             (DOLLARS IN THOUSANDS)

                                                                                  YEAR ENDED DECEMBER 31
                                                                          2002              2001             2000
                                                                      -----------------------------------------------
OPERATING ACTIVITIES
Premium and annuity considerations                                    $    704,504      $    507,915     $    388,133
Other premiums, considerations and deposits                                  4,295             5,825            8,978
Investment income, net                                                     349,996           327,480          302,409
Commissions and expense allowances on reinsurance ceded                      2,807             2,349            2,234
Other income                                                                   448                 8               27
                                                                      -----------------------------------------------
Total cash provided by operations                                        1,062,050           843,577          701,781

Life, accident and health claims paid                                      (67,866)          (61,939)         (59,030)
Surrender benefits paid                                                    (70,553)          (73,726)         (74,605)
Other benefits to members paid                                            (161,969)         (160,671)        (209,994)
Commissions and other expenses paid                                       (145,388)         (122,770)        (110,419)
Dividends paid to certificateholders                                       (24,409)          (24,003)         (23,594)
Net transfers to separate accounts                                            (667)                -                -
                                                                      -----------------------------------------------
Total cash used in operations                                             (470,852)         (443,109)        (477,642)
                                                                      -----------------------------------------------
Net cash provided by operating activities                                  591,198           400,468          224,139

INVESTING ACTIVITIES
Proceeds from investments sold or matured:
   Bonds                                                                   787,590           460,977          367,950
   Stocks                                                                   29,299            20,999           67,118
   Mortgage loans                                                           54,199            56,560           46,422
   Real estate                                                               6,318             2,690                -
   Other invested assets                                                     2,057             4,603            4,259
   Miscellaneous proceeds                                                      360            10,874                -
                                                                      -----------------------------------------------
Total investment proceeds                                                  879,823           556,703          485,749

Cash applied, cost of investments acquired:
   Bonds                                                                (1,340,227)         (812,748)        (610,204)
   Stocks                                                                  (45,928)          (39,915)         (43,434)
   Mortgage loans                                                          (48,073)          (65,052)         (46,735)
   Real estate                                                              (8,815)           (5,446)            (876)
   Other invested assets                                                      (675)           (4,955)          (5,991)
   Miscellaneous applications                                               (1,013)           (3,600)            (339)
                                                                      -----------------------------------------------
Total investment applications                                           (1,444,731)         (931,716)        (707,579)

Net increase in certificateholders' loans                                   (2,428)           (2,943)          (6,426)
                                                                      -----------------------------------------------
Net cash used in investing activities                                     (567,336)         (377,956)        (228,256)

Other cash provided by (used in) financing activities and
 miscellaneous sources                                                      (2,814)            1,220           (2,636)
                                                                      -----------------------------------------------
Net increase (decrease) in cash and short-term investments                  21,048            23,732           (6,753)

Cash and short-term investments at beginning of year                        35,082            11,350           18,103
                                                                      -----------------------------------------------
Cash and short-term investments at end of year                        $     56,130      $     35,082     $     11,350
                                                                      ===============================================

SEE ACCOMPANYING NOTES.

                            Modern Woodmen of America

                  Notes to Statutory Basis Financial Statements
                             (DOLLARS IN THOUSANDS)

                                December 31, 2002

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

DESCRIPTION OF BUSINESS

Modern Woodmen of America (the Society) was incorporated on May 5, 1884, in the State of Illinois, as a tax-exempt fraternal benefit society. The Society is licensed to sell insurance in every state, except Alaska, Hawaii, and Nevada. The majority of the Society's business is in the midwestern and southeastern portions of the United States.

MWABank (the Bank) is a subsidiary of the Society. During 2002, the Bank was wholly owned in the developmental stages and was not operational. The Bank began operations on January 27, 2003, upon approval of its federal savings bank charter, by the Office of Thrift Supervision.

MWA Financial Services, Inc. was established as a wholly-owned subsidiary of the Society on February 2, 2001, operating as an introducing broker-dealer to engage in the sale of nonproprietary mutual funds, equity securities, and variable products (beginning in 2002) offered by the Society to its members. The equity securities are cleared through the Pershing Division of Donaldson, Lufkin & Jenrette Securities.

MWAGIA, Inc. was established on September 6, 2001 as a wholly-owned subsidiary of MWA Financial Services, Inc. The subsidiary is involved in the sale of nonproprietary insurance products through the Society's agents licensed to sell this type of coverage.

MWA Health Insurance Administration, Inc. was established as a wholly-owned subsidiary of the Society on September 28, 1983 to market nonproprietary individual and small group health insurance through the Society's agents licensed to sell this type of coverage. The subsidiary has been marketing health, medical, disability and long-term-care products as well as second-to-die life insurance. The Society plans to dissolve this subsidiary in 2003.

SIGNIFICANT RISKS

The following is a description of what management believes to be significant risks facing diversified financial service organizations and how the Society mitigates those risks:

Legal or regulatory risk is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. The Society mitigates this risk by offering a wide range of products and operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

Credit risk is the risk that issuers of securities owned by the Society or borrowers on mortgage loans on real estate will default or that other parties that owe the Society money, will not pay. The Society minimizes this risk by adhering to a conservative investment strategy, and by maintaining sound credit and collection policies.

Interest rate risk is the risk that interest rates will change and cause a decrease in the value of the Society's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Society mitigates this risk by charging fees for certain certificateholders' contract terminations, by offering products that transfer this risk to the purchaser and by attempting to match the maturity schedule of its assets with the expected payout of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

BASIS OF PRESENTATION

The Society's financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Insurance Department of the State of Illinois (statutory accounting practices), which practices differ in some respects from accounting principles generally accepted in the United States
(GAAP).

The more significant differences between statutory accounting practices and GAAP are as follows:

Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or market value based on their National Association of Insurance Commissioners' (NAIC) rating for statutory purposes. For GAAP purposes, such investments in fixed maturities are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity investments in fixed maturities are reported at amortized cost. The remaining investments in fixed maturities are reported at fair value with the unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of surplus for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Prior to April 1, 2001 under GAAP, the effect of changes in prepayment assumptions was accounted for in the same manner. Effective April 1, 2001 for GAAP purposes, all securities, purchased or retained, that represent beneficial interest in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS, and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the discounted fair value. If high credit quality securities are adjusted, the retrospective method is used.

For statutory purposes, valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Prior to January 1, 2001, valuation allowances for statutory purposes were based on the difference between the unpaid loan balance and the estimated fair value of the underlying real estate. Under GAAP, valuation allowances would be established when the Society determines it is probable that it will be unable to collect all amounts (both principal and interest) due according to the contractual terms of the loan agreement. Such allowances are based on the present value of expected future cash flows discounted at the loan's effective interest rate or, if foreclosure is probable, on the estimated fair value of the underlying real estate. The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to surplus for statutory purposes, rather than being included as a component of operations as would be required by GAAP.

Investment and foreclosed real estate are carried at the lower of cost or market and are reported net of related obligations for statutory purposes rather than at cost less accumulated depreciation under GAAP. Investment income and operating expenses include rent for the Society's occupancy of those properties for statutory purposes.

Under a formula determined by the NAIC, the Society defers in the Interest Maintenance Reserve (IMR) the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity. Realized capital gains and losses are reported in operations net of transfers to the IMR for statutory purposes rather than reported in the statements of operations in the period that the asset giving rise to the gain or loss is sold under GAAP.

Declines in the value of investments due to noninterest related risk are provided for through the establishment of an NAIC formula-determined statutory asset valuation reserve (carried as a liability) with changes charged directly to surplus, rather than through recognition in the statements of operations for declines in value, when such declines are judged to be other than temporary under GAAP.

The accounts and operations of the Society's subsidiaries are not consolidated with the accounts and operations of the Society as would be required under GAAP.

The costs of acquiring and renewing business are charged to current operations as incurred for statutory purposes rather than deferred and amortized over the premium-paying period or in proportion to the present value of expected gross profit margins for GAAP purposes.

Certain assets designated as "nonadmitted" are excluded from the accompanying statutory-basis balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet.

Certificate reserves on traditional life insurance products are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest and withdrawals used for GAAP purposes, which include a provision for possible unfavorable deviation from such assumptions.

Certificate reserves on certain investment products use discounting methodologies based on statutory interest rates rather than full account values under GAAP.

Expense allowances on reinsurance ceded are credited to income at the time the premium is ceded.

Reinsurance amounts are netted against the corresponding receivable or payable balances for statutory purposes rather than shown as gross amounts on the statements of financial position under GAAP.

Revenues for universal life-type policies and annuity policies consist of the entire premiums received and benefits incurred represent the total death benefits paid and the change in policy reserves for statutory purposes. Under GAAP, revenues include only policy charges for the cost of insurance, certificate initiation and administration, surrender charges and other fees that have been assessed against certificate account values, and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.

Expenses for pension benefits and postretirement benefits other than pensions are recognized in accordance with the statutory method which does not accrue for the non-vested employees or future earnings considerations rather than including active participants not currently eligible and future earnings considerations for GAAP purposes.

Dividends to certificateholders are recognized when declared for statutory purposes rather than over the term of the related policies under GAAP.

The effects of the foregoing variances from GAAP have not been determined, but are presumed to be material.

Other significant accounting practices are as follows:

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS

The preparation of the Society's statutory-basis financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the statutory-basis financial statements and accompanying notes.

CASH AND SHORT-TERM INVESTMENTS

In connection with preparation of its statutory-basis statements of cash flow, the Society considers all highly liquid investments with a maturity of one year or less when purchased to be short-term investments. These investments have been valued at amortized cost, which approximates market value.

INVESTMENTS

Securities are valued in accordance with methods prescribed by the NAIC. Bonds are stated principally at cost, adjusted for amortization of premiums and accretion of discounts, both computed using the interest method. Preferred stocks are stated principally at cost. Common stocks are reported at market value, as determined by the Securities Valuation Office of the NAIC (SVO) for unaffiliated companies, with changes in unrealized gains or losses credited or charged directly to surplus. For the Society's noninsurance subsidiaries, the common stock is carried at the statutory equity in admitted net assets if no significant operations other than for the Society, and at GAAP equity if having significant operations other than for the Society. Minor ownership interests in limited partnerships are also carried at related share of GAAP equity.

Mortgage loans are predominately first liens on large commercial buildings and are stated primarily at the unpaid principal balance. The Society records impaired loans at the present value of expected future cash flows discounted at the loan's effective interest rate, or as an expedient, at the loan's observable market price or the fair value of the collateral if the loan is collateral dependent. A loan is impaired when it is probable the creditor will be unable to collect all contractual principal and interest payments due in accordance with the terms of the loan agreement.

Land is reported at cost. Real estate occupied by the Society and real estate held for the production of income are reported at depreciated cost net of related obligations. Depreciation is calculated on both a straight-line basis and an accelerated basis over the estimated useful lives of the properties.

The balance in home office property relates to an expansion of the Society's home office. The costs of buildings owned for the Society's own use incurred prior to this expansion have been charged to unassigned surplus.

Realized gains and losses on sales are determined on the basis of specific identification of investments. Changes in admitted asset carrying amounts of bonds and common stocks are generally credited or charged directly to unassigned deficit. However, effective January 1, 2001, the carrying amounts of all investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in market value that is other than temporary, the carrying amount of the investment is reduced to its estimated fair value, and a specific writedown is taken. Such reductions in the carrying amounts are recognized as realized losses on investments.

The AVR provides a reserve for losses from investments in bonds, preferred and common stocks, mortgage loans, real estate and other invested assets, with related increases or decreases being recorded directly to surplus. Unrealized capital gains and losses on investments, including changes in mortgage and security reserves, are recorded directly in surplus. Comparable adjustments are also made to the AVR.

The IMR primarily defers certain interest-related gains and losses on sales of fixed income securities which are amortized into net investment income over the estimated remaining lives of the investments sold.

The Society's investment policy requires it to maintain a diversified, high average quality debt securities portfolio and imposes limits on holdings of lower quality securities, including those with heightened risk-reward exposure. Credit exposure is regularly monitored on an overall basis and from industry, geographic and individual issuer perspectives. Duration/cash flow characteristics of fixed-income investments are compared with those of insurance liabilities to ascertain that durations are prudently managed.

Interest income is recognized on an accrual basis. Dividends are recorded on the ex-dividend date. Income is generally not accepted on investments when there is evidence or default or another indication that such amounts will not be collected. At December 31, 2002, 2001 and 2000, the Society excluded investment income of $2,117, $930, and $260, respectively.

ELECTRONIC DATA PROCESSING

The admitted value of the Society's electronic data processing equipment is limited to three percent of capital and surplus. The admitted portion is reported at cost, less accumulated depreciation of $4,108, $5,303, and $3,616 in 2002, 2001 and 2000, respectively. Depreciation expense is computed using the straight-line method over the lesser of the useful lives of the assets or three years. Depreciation expense charged to operations in 2002, 2001, and 2000 was $3,141, $3,635 and $2,798, respectively.

RESERVES FOR INSURANCE, ANNUITY AND ACCIDENT AND HEALTH CERTIFICATES

Life, annuity, and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed certificate cash values or the amounts required by the Insurance Department of the State of Illinois. The Society waives deduction of deferred fractional premiums on the death of life and annuity certificate insureds and returns any premium beyond the date of death. Surrender values on certificates do not exceed the corresponding benefit reserves. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves or the net premiums exceed the gross premiums on any insurance in force.

For substandard table ratings, mid-terminal reserves are based on an approximate multiple of the standard mortality rates. For flat extra ratings, mid-terminal reserves are based on the standard or substandard mortality rates increased by one half of the gross annual premium.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies is also determined by formula.

The liability for unpaid accident and health claims is an estimate of the ultimate net cost of all reported and unreported losses not yet settled. This liability is estimated using actuarial analyses and case basis evaluations. Although considerable variability is inherent in such estimates, the Society believes that the liability for unpaid claims is adequate. These estimates are continually reviewed and, as adjustments to this liability become necessary, such adjustments are reflected in current operations.

REVENUE RECOGNITION AND RELATED EXPENSES

Premium income for contracts with mortality and morbidity risks is recorded when due. Prior to January 1, 2001, considerations for contracts without life contingencies ($4,955 in 2000) were also included in statutory revenues. Acquisition costs, such as commissions and other costs related to acquiring new business, are charged to current operations as incurred.

DIVIDENDS TO CERTIFICATEHOLDERS

Dividends to certificateholders are expensed as incurred. Dividend rates are established by the Society's Board of Directors. Participating business written approximates 99.94% of total premiums earned in 2002.

SEPARATE ACCOUNTS

Separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered by EquiTrust Life Insurance Company for individual annuities and life insurance products with a non-guaranteed return, and for which the certificateholder, rather than the Society, bears the investment risk. Separate account assets, which consist of investments in mutual funds, are reported at market value. The statements of operations include the premiums, benefits and other items arising from operations of the separate accounts. Premiums received related to separate accounts totaled $671 in 2002. Revenues and expenses related to the separate accounts, to the extent of benefits paid or provided to the separate accounts certificateholders, are excluded from the amounts reported in the accompanying statements of operations. Fees charged on separate account certificateholder deposits are included in other income.

REINSURANCE

The Society reinsures certain risks related to a small portion of its business. Reinsurance premiums, expenses and reserves related to reinsured business are accounted for on a basis consistent with that used for the original policies issued and the terms of the reinsurance contracts. Premiums and expenses are stated net of amounts related to reinsurance agreements. In 2002, 2001, and 2000, insurance premiums were reduced by $7,721, $6,004 and $5,013, respectively, for amounts paid under the cession agreements. In addition, benefits were reduced by $2,558, $1,890, and $2,611 in 2002, 2001, and 2000,
respectively, for amounts received under the cession agreements. Insurance reserves applicable to reinsurance ceded have also been reported as reductions of reserves (2002 - $12,148; 2001 - $15,326; and 2000 - $9,540). The Society is
contingently liable with respect to reinsurance ceded to other entities in the event the reinsurer is unable to meet the obligations that it has assumed.

OTHER

Nonadmitted assets (principally certain investments, receivables and furniture and equipment) have been excluded from the balance sheets by a charge to surplus.

Appropriated surplus represents discretionary reserves established by the Society. The amount appropriated as of December 31, 2002 and 2001 consists of an endowment reserve for future fraternal activities.

CORRECTION OF ERROR

During 2002, the Society discovered an error in the compiling and reporting of aggregate reserves for the prior year. Select factors used for calculating reserves on certain traditional life insurance products were deemed to be incorrect and resulted in an overstatement of reserves at December 31, 2001 of $5,965. Aggregate reserves at December 31, 2002 were modified for this correction and a prior period adjustment is included in unassigned surplus for the year ended December 31, 2002.

RECLASSIFICATIONS

Certain amounts appearing in the Society's 2001 and 2000 statutory-basis financial statements have been reclassified to conform to the 2002 statutory-basis financial statement presentation.

2. ACCOUNTING CHANGES

The Society prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Illinois. Effective January 1, 2001, the State of Illinois required that insurance companies domiciled in the state of Illinois prepare their statutory-basis financial statements in accordance with the revised NAIC ACCOUNTING PRACTICES AND PROCEDURES MANUAL subject to any deviations prescribed or permitted by the state of Illinois insurance commissioner.

Accounting changes adopted to conform to the provisions of the revised NAIC ACCOUNTING PRACTICES AND PROCEDURES MANUAL are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds (surplus) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of surplus at the beginning of the year and the amount of surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Society reported a change of accounting principle as an adjustment that increased surplus by $346 as of January 1, 2001. This amount included an adjustment to prepaid savings plan contributions for non-vested employees of $305; an adjustment to non-vested reserves for benefit plans for employees and fieldworkers of $267; and adjustments to investments in subsidiaries and limited partnerships of $(226).

In addition, the Society changed its method of accounting for its defined benefit retirement plan effective January 1, 2001. An incremental asset of $5,181 resulting from the excess of the fair value of plan assets over the projected benefit obligation for retirees and fully eligible employees and agents will be accrued over the 12.57 average life of the workforce as a component of net periodic pension cost (see Note 8).

3. INVESTMENTS

The amortized cost and estimated market value of bonds and preferred and common stocks as of December 31, 2002 and 2001 are as follows:

                                                             GROSS             GROSS          ESTIMATED
                                             AMORTIZED     UNREALIZED        UNREALIZED        MARKET
                                               COST          GAINS             LOSSES           VALUE
                                            ------------------------------------------------------------
DECEMBER 31, 2002
Bonds:
  United States Government and agencies     $ 1,093,098    $    70,334      $       (33)     $ 1,163,399
  States and political subdivisions              51,374          3,458                -           54,832
  Foreign Governments                             9,616            999               (6)          10,609
  Corporate securities                        2,852,804        225,919          (42,680)       3,036,043
  Mortgage and asset-backed securities          364,378         16,912              (10)         381,280
                                            ------------------------------------------------------------
                                            $ 4,371,270    $   317,622      $   (42,729)     $ 4,646,163
                                            ============================================================
Preferred stocks                            $     7,628    $     1,352      $    (1,003)     $     7,977
                                            ============================================================
Common stocks                               $   174,633    $   135,154      $   (14,077)     $   295,710
                                            ============================================================

                                                              GROSS            GROSS          ESTIMATED
                                             AMORTIZED     UNREALIZED        UNREALIZED         MARKET
                                               COST           GAINS            LOSSES           VALUE
                                            ------------------------------------------------------------
DECEMBER 31, 2001
Bonds:
  United States Government and agencies     $   920,517    $    40,348      $       (44)     $   960,821
  States and political subdivisions              40,037          1,959              (12)          41,984
  Foreign Governments                            10,580            485              (13)          11,052
  Corporate securities                        2,381,659         80,590          (30,623)       2,431,626
  Mortgage-backed securities                    490,407         14,609           (1,762)         503,254
                                            ------------------------------------------------------------
                                            $ 3,843,200    $   137,991      $   (32,454)     $ 3,948,737
                                            ============================================================
Preferred stocks                            $     5,287    $     1,410      $      (195)     $     6,502
                                            ============================================================

Common stocks                               $   189,779    $   224,268      $   (26,635)     $   387,412
                                            ============================================================

The amortized cost and estimated market value of bonds at December 31, 2002, by final contractual maturity, are shown below. Expected maturities will differ from final contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                         ESTIMATED
                                                                       AMORTIZED           MARKET
                                                                          COST             VALUE
                                                                      ------------------------------
    Due in one year or less                                           $    107,006      $    107,452
    Due one through five years                                             646,497           694,245
    Due five through ten years                                           1,889,011         2,015,335
    Due after ten years                                                  1,364,378         1,447,851
                                                                      ------------------------------
                                                                         4,006,892         4,264,883
    Mortgage-backed and other securities without a single
      maturity date                                                        364,378           381,280
                                                                      ------------------------------
                                                                      $  4,371,270      $  4,646,163
                                                                      ==============================

Major categories of net investment income for the years ended December 31 are summarized as follows:

                                                                          2002              2001             2000
                                                                      -----------------------------------------------
    Bonds                                                             $    301,086      $    272,637     $    248,295
    Preferred stocks                                                           419               602              848
    Common stocks (unaffiliated)                                             5,571             5,116            5,069
    Common stocks (affiliated)                                                   -                 -               25
    Mortgage loans                                                          44,034            43,263           42,526
    Real estate                                                              2,698             2,609            2,417
    Certificateholders' loans                                               12,134            11,982           11,630
    Cash and short-term investments                                            753             1,481            1,605
    Other invested assets                                                      735               745            2,339
    Other                                                                      833               601              248
                                                                      -----------------------------------------------
                                                                           368,263           339,036          315,002

    Less investment expenses                                                 5,245             5,279            4,555
                                                                      -----------------------------------------------
                                                                      $    363,018      $    333,757     $    310,447
                                                                      ===============================================

The major components of realized capital gains (losses) on investments reflected in operations and unrealized capital gains (losses) on investments reflected directly in surplus for the years ended December 31, are summarized as follows:

                                                     REALIZED                     CHANGE IN UNREALIZED
                                        ---------------------------------   ---------------------------------
                                          2002         2001        2000       2002        2001        2000
                                        ---------------------------------   ---------------------------------
   Bonds                                $ (31,872)  $  (7,685)  $  (1,711)  $    (728)  $   3,556   $     840
   Preferred stocks                        (1,899)        124      (1,036)      1,934         (11)     (1,607)
   Common stocks                          (30,511)      6,179      46,932     (75,514)    (78,117)    (51,373)
   Mortgage loans                              20         (38)        181           -           -           -
   Real estate                              6,318       2,690           -           -           -           -
   Certificateholders' loans                    -           -           -        (276)        (96)         44
   Other invested assets                     (987)     (1,657)      2,981      (2,068)     (2,129)     (3,745)
   Derivate instruments                       360         131           -         104           -           -
   Foreign exchange                             -           -        (340)          -           -        (483)
                                        ---------------------------------   ---------------------------------
   Total capital gains (losses)           (58,571)       (256)     47,007     (76,548)    (76,797)    (56,324)

   Transferred to interest
     maintenance reserve                     (364)      1,257      (2,216)          -           -           -
                                        ---------------------------------   ---------------------------------
   Net capital gains (losses)           $ (58,935)  $   1,001   $  44,791   $ (76,548)  $ (76,797)  $ (56,324)
                                        =================================   =================================

Proceeds from sales and maturities of bonds during 2002, 2001, and 2000 were $787,590, $460,977, and $367,950, respectively. Gross gains and gross losses realized from these transactions amounted to $2,983 and $(5,333) for 2002, $5,976 and $(2,151) for 2001, and $2,044 and $(3,755) for 2000, respectively.
Realized capital losses on bonds and stocks in 2002 also included the recognition of other-than-temporary impairments in the value of certain investments of $74,379.

The carrying amounts of investments which have been non-income producing for the twelve months preceding December 31, 2002, include fixed maturities of $60,689.

The corporate private placement bond portfolio is diversified by issuer and industry. At December 31, 2002 and 2001, 34% or $1,470,185 and 36% or
$1,372,038, respectively, of the Society's bond portfolio were invested in private placement bonds.

At December 31, 2002 and 2001, 99.58% and 99.91%, respectively, of the Society's bond portfolio is carried at amortized cost, with the remainder carried at the lower of amortized cost or fair market value.

At December 31, 2002, the Society had $204,093 of securities on loan to approved brokers to earn additional income. The Society receives collateral against the loaned securities and maintains collateral in an amount not less than 102% of the market value of the loaned securities during the period of the loan. Although risk is mitigated by the collateral, the Society could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Commercial mortgage loans and corporate private placement bonds originated or acquired by the Society represent its primary areas of credit risk exposure. At December 31, 2002 and 2001, the commercial mortgage portfolio is diversified by geographic region and specific collateral property type as follows:

                             GEOGRAPHIC DISTRIBUTION

                                    DECEMBER 31
                                   2002       2001
                               -----------------------
   North Central                    42%        43%
   South Atlantic                   22         21
   Pacific                          18         18
   Mountain                          8          8
   South Central                     6          6
   Mid Atlantic                      2          2
   Other                             2          2

                           PROPERTY-TYPE DISTRIBUTION

                                     DECEMBER 31
                                   2002       2001
                               ------------------------
   Retail                           62%         62%
   Office                           18          18
   Industrial                       17          16
   Other                             3           4

During 2002, the respective maximum and minimum lending rates for mortgage loans were 8.00% and 6.25%. At the issuance of a loan, the percentage of loan to value on any one loan does not exceed 85%. At December 31, 2002, the Society held restructured mortgages aggregating $2,377. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building. The Society has seven loan commitments that were made in 2002 for closing in 2003 totaling $32,111.

4. INVESTMENT IN SUBSIDIARIES

At December 31, 2002 and 2001, the Society's investments in affiliated companies are as follows:

                                                                                2002         2001
                                                                              --------------------
   MWA Health Insurance Administration, Inc.                                  $     45      $   79
   MWA Financial Services, Inc.                                                    780         872
   MWABank                                                                         256           -
                                                                              --------------------
                                                                              $  1,081      $  951
                                                                              ====================

The Society records its investment in MWA Health Insurance Administration, Inc. based on financial results at October 31st. At October 31, 2002 and 2001, the total assets of MWA Health Insurance Administration, Inc. were $317 and $368, respectively. Net income (losses) for the each of the twelve months ended October 31, 2002, 2001 and 2000 were $(38), $(13), and $11, respectively.

At December 31, 2002 and 2001, the total consolidated assets of MWA Financial Services, Inc. were $1,135 and $1,048, respectively. Net losses for the year ended December 31, 2002 and 2001 were ($1,092) and $(703), respectively.

During 2002, the Society established a federal savings bank under the Office of Thrift Supervision called MWABank (the Bank). The Society paid all expenses of the Bank while it was in the developmental stage throughout 2002. At December 31, 2002, the Society had a receivable from the Bank for $2,205 for the developmental expenses paid and an investment in the bank of $256, which was classified as an affiliated common stock. The condensed balance sheet of the Bank at December 31, 2002, is as follows:

Assets:
 Electronic data processing equipment                                                         $   1,164
 Prepaid data processing expenses                                                                   742
 Building and equipment                                                                             555
                                                                                              ---------
Total assets                                                                                  $   2,461
                                                                                              =========

Liabilities:
 Payable to the Society                                                                       $   2,205

Equity:
 Additional paid-in capital                                                                       2,055
 Retained-earnings deficit (2002 net loss)                                                       (1,799)
                                                                                              ---------
 Total equity                                                                                       256
                                                                                              ---------
Total Liabilities and Equity                                                                  $   2,461
                                                                                              =========

On January 27, 2003, operations of the Bank commenced and the Society transferred its initial capitalization of $10,000 to the Bank. This investment consisted of one share of $1 par value common stock shares and $9,999 in additional paid-in capital.

5. LINE OF CREDIT

The Society has a $50,000 collateralized line of credit available from The Northern Trust Company as of December 31, 2002 and 2001 to borrow funds to complete the purchase of investments or otherwise meet the short-term cash needs of the Society. Interest is payable quarterly at a variable rate. The agreement expires March 24, 2003. The Society had no borrowings from this line of credit as of December 31, 2002 or 2001. The line of credit agreement is secured by investment securities held in safekeeping at The Northern Trust Company.

6. ANNUITY RESERVES AND DEPOSIT FUND LIABILITIES

At December 31, 2002, the Society's annuity reserves and other certificateholder funds that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                             AMOUNT          PERCENT
                                                                          --------------------------
   Subject to discretionary withdrawal:
     With market value adjustment                                         $          -             -%
     At book value less current surrender charge of 5% or more                 893,394            32
     At market value                                                                 -             -
                                                                          --------------------------
     Total with adjustment or at market value                                  893,394            32
     Subject to discretionary withdrawal (without adjustment) at book
       value with minimal or no charge or adjustment                         1,801,294            65
   Not subject to discretionary withdrawal                                      79,463             3
                                                                          --------------------------
   Total annuity reserves and deposit fund liabilities - before
     reinsurance                                                          $  2,774,151           100%
                                                                                             =======
   Less reinsurance ceded                                                        4,162
                                                                          ------------
   Net annuity reserves and deposit fund liabilities                      $  2,769,989
                                                                          ============

A reconciliation of total annuity actuarial reserves and deposit fund liabilities at December 31, 2002 follows:

   Life and Accident & Health Annual Statement:
     Annuity reserves, total net                                                             $  2,664,431
     Supplementary contracts with life contingencies, total net                                    35,842
     Deposit-type contracts, total net                                                             69,100
                                                                                             ------------
                                                                                                2,769,373

   Separate Accounts Annual Statement:
     Annuity reserves, total net                                                                      616
                                                                                             ------------

   Total annuity actuarial reserves and deposit fund liabilities                             $  2,769,989
                                                                                             ============

A reconciliation of the amounts transferred to and from the separate accounts for the year ended December 31, 2002, is as follows:

   Transfers as reported in the summary of operations of the separate account statement:

       Transfers to separate accounts                                                        $        671
       Transfers from separate accounts                                                               (48)
                                                                                             ------------
       Net transfers to separate accounts                                                             623

   Reconciling adjustments:
     Charges for investment management, etc.                                                           (3)
     Related reserve adjustments ceded                                                                 24
                                                                                             ------------
   Transfers as reported in the statements of operations herein                              $        644
                                                                                             ============

7. SURPLUS AND DIVIDENDS

The Society is required to maintain minimum surplus levels established by the Insurance Department of the State of Illinois. The Society is also subject to risk-based capital (RBC) requirements promulgated by the NAIC and adopted by the Insurance Department of the State of Illinois. The RBC standards establish uniform minimum capital requirements for insurance companies. The RBC formula applies various weighting factors to financial balances or various levels of activities based on the perceived degree of risk. As of December 31, 2002, the Society's surplus significantly exceeded the minimum levels required by the Insurance Department of the State of Illinois and RBC standards.

8. EMPLOYEE BENEFIT PLANS

The Society has noncontributory defined benefit pension plans providing benefits for substantially all employees and full-time fieldworkers who have completed one year of continuous service. The Society's policy is to fund amounts expensed. The benefits are generally based on years of service and the employee's compensation during employment. The Society's funding method is the level dollar entry age normal method. The plan includes a medical benefit component in addition to the normal retirement benefits to fund a portion of the postretirement obligations for retirees and their beneficiaries in accordance with Section 401(h) of the Internal Revenue Code (IRC). A separate account has been established and maintained in the plan for net assets related to the medical benefit component (401(h) account). In accordance with IRC Section 401(h), the plan's investments in the 401(h) account may not be used for, or directed to, any purpose other than providing health benefits for retirees and their beneficiaries. The related obligations for health benefits are not included in this plan's obligations. Pension expense for 2002, 2001, and 2000 was $12,381, $7,494, and $7,221, respectively, including $1,134, $1,015, and
$1,095, respectively, related to the medical benefit plans.

A summary of assets, obligations, and assumptions of the Pension and Other Postretirement Benefit Plans are as follows:

                                                                            OTHER POSTRETIREMENT
                                             PENSION BENEFITS                     BENEFITS
                                    ------------------------------------------------------------------
                                               DECEMBER 31                       DECEMBER 31
                                         2002              2001             2002             2001
                                    ------------------------------------------------------------------
CHANGE IN BENEFIT OBLIGATION
Benefit obligation at beginning of
  year                              $       150,697    $     140,156    $       7,324    $       7,619
Service cost                                  7,866            5,982              349              108
Interest cost                                 9,774            9,188              513              533
Actuarial gain (loss)                         6,731               12            1,129             (365)
Benefits paid                                (5,080)          (4,641)            (576)            (571)
                                    ------------------------------------------------------------------
Benefit obligation at end
  of year                           $       169,988    $     150,697    $       8,739    $       7,324
                                    ==================================================================

CHANGE IN PLAN ASSETS
Fair value of plan assets at
  beginning of year                 $       150,328    $     145,337    $       4,333    $       3,187
Actual return on plan assets                 (3,071)           3,613              213              702
Reserve increase                              2,522            1,857                -                -
Employer contributions                        8,231            4,162            1,134            1,015
Benefits paid                                (5,080)          (4,641)            (576)            (571)
                                    ------------------------------------------------------------------
Fair value of plan assets at end of
  year                              $       152,930    $     150,328    $       5,104    $       4,333
                                    ==================================================================

Funded status                       $       (17,058)   $        (369)   $      (3,635)   $      (2,991)
Unrecognized net actuarial gain or
  (loss)                                          -                -            1,351             (463)
Unamortized prior service cost               25,833            5,950              104              115
Remaining net obligation or net
  asset at initial date of
  application                                (4,357)          (4,769)            (126)            (139)
                                    ------------------------------------------------------------------
Prepaid assets or (accrued
  liabilities)                      $         4,418    $         812    $      (2,306)   $      (3,478)
                                    ==================================================================

                                                                            OTHER POSTRETIREMENT
                                             PENSION BENEFITS                     BENEFITS
                                    ------------------------------------------------------------------
                                               DECEMBER 31                       DECEMBER 31
                                         2002              2001             2002             2001
                                    ------------------------------------------------------------------
WEIGHTED-AVERAGE ASSUMPTIONS AS
  OF DECEMBER 31
Discount rate                                   7.0%             7.0%             6.5%             7.0%

COMPONENTS OF NET PERIODIC BENEFIT
  COST (including the related
  effects of adopting Codification
  that were recorded directly to
  surplus as discussed in Note 2)
Service cost                        $         7,866    $       5,982    $         349    $         108
Interest cost                                 9,774            9,188              513              533
Expected return on plan assets              (10,081)          (9,551)            (304)            (223)
Amortization of transition asset               (412)            (412)             (13)             (13)
Net amortization and deferral                     -                -               (7)               8
                                    ------------------------------------------------------------------
Net periodic benefit cost           $         7,147    $       5,207    $         538    $         413
                                    ==================================================================

For measurement purposes, a 8.5% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2003. The rate was assumed to decrease gradually to 5% for 2008 and remain at that level thereafter.

A one-percentage-point change in assumed health care cost trend rates would have the following effects:

                                                                         1-PERCENTAGE-    1-PERCENTAGE-
                                                                            POINT            POINT
                                                                           INCREASE        DECREASE
                                                                       -----------------------------------
   Effect on total of service and interest cost components             $         83      $       (73)
   Effect on accumulated postretirement benefit obligation                      769             (661)

The Society also has a defined contribution plan covering substantially all employees and full-time fieldworkers who have completed one year of continuous service. The plan was converted to a 401(k) plan on April 1, 1998. Participants may contribute up to 15% of their annual compensation to the plan and the Society contributes an amount equal to 50% of each participant's contribution for the first 6% of the participant's compensation contributed. Total contributions to the plan by the Society, net of forfeitures, for 2002, 2001, and 2000 were $1,481, $1,212, and $1,142, respectively.

9. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS Statement No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. Statement No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. These fair value disclosures are not intended to represent the market value of the Society.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

   CASH, SHORT-TERM INVESTMENTS, PREMIUMS IN COURSE OF COLLECTION AND INVESTMENT INCOME DUE AND ACCRUED: The carrying amounts reported in the balance sheet approximate their fair value due to their liquid nature or expected short-term settlement.

   BONDS, PREFERRED STOCKS AND COMMON STOCKS: Fair values are based on values published by the SVO, quoted market prices or dealer quotes. If a quoted market price is not available, fair value is estimated using quoted market prices for similar securities.

   MORTGAGE LOANS: Fair values for mortgage loans are estimated using discounted cash flow analyses using interest rates currently being offered for loans with similar terms to borrowers with similar credit quality.

   CERTIFICATEHOLDERS' LOANS: Fair values for certificateholders' loans are also estimated using discounted cash flow analyses using interest rates currently being offered. However, unlike mortgage loans which have stated maturity dates, certificateholders' loans have no payment terms. Therefore, the average life of a loan is estimated in order to determine the fair value.

   ASSETS HELD IN SEPARATE ACCOUNTS: Separate account assets are reported at estimated fair value in the Society's statutory-basis balance sheets.

   AGGREGATE RESERVES FOR INTEREST-SENSITIVE CERTIFICATES AND CONTRACTS, LIFE AND ANNUITY: The Society's investment contracts, deferred annuities and single premium deferred annuities have variable rates and can be repriced quarterly. As there have been no significant changes in the credit quality of the instruments or significant fluctuations in interest rates, their fair value is estimated at their carrying value less expected surrender charges.

   CERTIFICATE AND CONTRACT CLAIMS, OTHER CERTIFICATEHOLDERS' FUNDS AND DIVIDENDS PAYABLE TO CERTIFICATEHOLDERS: The carrying amounts reported in the statement of admitted assets, liabilities and surplus for these items approximate their fair value because short-term settlement is expected.

   LIABILITIES RELATED TO SEPARATE ACCOUNTS: Separate account liabilities are estimated at cash surrender value, the cost we would incur to extinguish the liability.

The estimated carrying amounts and fair values of the Society's financial instruments are as follows:

                                                  DECEMBER 31, 2002               DECEMBER 31, 2001
                                            ---------------------------------------------------------------
                                              CARRYING         FAIR            CARRYING         FAIR
                                               AMOUNT          VALUE            AMOUNT          VALUE
                                            ---------------------------------------------------------------
   Financial assets:
     Cash and short-term investments        $     56,130   $      56,130     $     35,082   $        35,082
     Investment income due and accrued            69,488          69,488           63,133            63,133
     Premiums in course of collection                269             269              296               296
     Bonds                                     4,371,270       4,646,163        3,843,200         3,948,737
     Preferred stocks                              7,628           7,977            5,287             6,502
     Common stocks                               295,710         295,710          387,412           387,412
     Mortgage loans                              527,474         589,433          533,443           554,627
     Certificateholders' loans                   187,175         187,175          185,023           185,023
     Separate account assets                         667             667                -                 -

   Financial liabilities:
     Aggregate reserves for
       interest-sensitive certificates and
       contracts, life and annuity             3,743,888       3,648,892        3,201,116         3,107,499
     Certificate and contract claims               9,602           9,602           10,013            10,013
     Other certificateholders' funds               7,210           7,210            7,343             7,343
     Dividends payable to
       certificateholders                         24,900          24,900           24,400            24,400
     Separate account liabilities                    667             667                -                 -

10. COMMITMENTS AND CONTINGENCIES

The Society is a defendant in various legal actions arising from the normal conduct of its operations. Management believes the settlement of these actions will not have a material adverse effect on the Society's financial position or results of operations.

In 2001, the Society entered into a three-year contract for the renovation of its home office building. As of December 31, 2002, this commitment totaled $19,030, with total amounts paid of $7,694 and $3,090 in 2002 and 2001, respectively.

                                     PART C
                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

   (a)(1) Financial Statements

          All required financial statements are included in Part B.


     (2) Financial Statement Schedules(4)



          Schedule I--Summary of Investments



          Schedule III--Supplementary Insurance Information



          Schedule IV--Reinsurance



          All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.


   (b) Exhibits


      (1)  Certified resolution of the board of directors of Modern Woodmen of
           America (the "Society") establishing Modern Woodmen of America Variable
           Annuity Account (the "Account").(1)
      (2)  Not Applicable.
      (3)  Distribution Agreement between the Society and MWA Financial
           Services, Inc. ("MWAFS").(1)
      (4)  (a) Certificate Form.(2)
           (b) Variable Supplemental Contract.(2)
      (5)  (a) Certificate Application.(2)
           (b) Suitability Supplement.(2)
      (6)  (a) Articles of Incorporation of the Society.(1)
           (b) By-Laws of the Society (included in exhibit 6(a) hereto).(1)
              (i) Revised By-Laws(4)
      (7)  Not Applicable.
      (8)  (a) Participation Agreement relating to American Century Funds.(2)
           (b) Participation Agreement relating to Dreyfus Funds.(3)
           (c) Participation Agreement relating to EquiTrust Variable Insurance
           Series Fund.(2)
           (d) Participation Agreement relating to Fidelity Variable Insurance
           Products Funds.(2)
           (e) Participation Agreement relating to JP Morgan Series Trust II.(2)
           (f) Participation Agreement relating to Summit Pinnacle Series.(2)
           (g) Participation Agreement relating to T. Rowe Price Equity Series Fund,
           Inc. and T. Rowe Price International Series, Inc.(3)
           (h) Variable Products Compliance and Accounting Agreement.(2)
      (9)  Opinion and Consent of C. Ernest Beane, Esquire.(4)
     (10)  (a) Consent of Sutherland Asbill & Brennan LLP.(4)
           (b) Consent of Ernst & Young LLP.(4)
           (c) Consent of Christopher G. Daniels, FSA, MAAA, Consulting Actuary.(4)
     (11)  Not Applicable.
     (12)  Not Applicable.
     (13)  Schedule for Computation of Performance Data.(2)
     (14)  Powers of Attorney.(1)


------------------------

(1) Incorporated herein by reference to the Initial Filing of this Registration Statement (File No. 333-63972) as filed with the Securities and Exchange Commission on June 27, 2001.

(2) Incorporated herein by reference to Pre-Effective Amendment No. 1 of this Registration Statement (File No. 333-63972) as filed with the Securities and Exchange Commission on January 31, 2002.


(3) Incorporated herein by reference to Post-Effective Amendment No. 1 of this Registration Statement (File No. 333-63972) as filed with the Securities and Exchange Commission on May 1, 2002.



(4) Filed herein.


ITEM 25.  DIRECTORS AND OFFICERS OF THE SOCIETY*


NAME                            TITLE
Clyde C. Schoeck                President and Director
James V. Standaert              National Secretary and Director
C. Ernest Beane                 General Counsel and Director
W. Kenny Massey                 Director of Agencies and Director
Gary E. Stoefen                 Director
Albert T. Hurst, Jr.            Director
Jerry F. Harbaugh               Director
Gerald P. Odean                 Assistant National Secretary
Larry L. Schreiber              Actuary
Byron L. Carlson                Fraternal Director
Nick S. Coin                    Treasurer and Investment Manager


    * Unless otherwise indicated, the principal business address of each person is 1701 1st Avenue, Rock Island, Illinois 61201.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The registrant is a segregated asset account of the Society and is therefore owned and controlled by the Society.

                           MODERN WOODMEN OF AMERICA
                              ORGANIZATIONAL CHART



                                    Modern
                                   Woodmen
                                  of America
                         (a fraternal benefit society
                          incorporated in Illinois)
                                      /
                                      /
      ------------------------------------------------------------------

               /                      /                      /
               /                      /                      /
              MWA                    MWA                  MWABank
           Financial           Health Insurance      (a federal savings
         Services, Inc.      Administration, Inc.          bank)
          (an Illinois           (an Illinois         (a wholly-owned
          corporation)           corporation)           subsidiary)
        (a wholly-owned        (a wholly-owned
          subsidiary)            subsidiary)
               /
               /
          MWAGIA, Inc.
          (an Illinois
          corporation)
        (a wholly-owned
       subsidiary of MWA
      Financial Services,
             Inc.)

ITEM 27.  NUMBER OF CERTIFICATE HOLDERS


As of March 31, 2003, there were 162 Certificate Holders.


ITEM 28.  INDEMNIFICATION

The Society shall indemnify each officer, director or employee, now or hereafter serving the Society, against the reasonable expenses, including attorneys fees, of any and all claims, liabilities, penalties, forfeitures and fines to which he or she may be or become subject by reason of having served in any such capacity, except as to matters as to which such director, officer or employee was guilty of gross negligence or misconduct in the performance of his or her duties. Such indemnification shall also extend to instances where at the request of the Society the individual serves as a director, officer, employee, trustee or agent of another enterprise. The foregoing right of indemnification shall not be deemed exclusive of any other rights to which such director, officer or employee may be entitled.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITER


(a) MWA Financial Services, Inc. is the registrant's principal underwriter and also serves as the principal underwriter to Modern Woodmen of America Variable Account.


(b) Officers and Managers of MWA Financial Services, Inc.


NAME AND PRINCIPAL BUSINESS
ADDRESS*                        POSITIONS AND OFFICES
Robert M. Roth                  Chairman, President and Director
James V. Standaert              Secretary and Director
Diane E. Nahra                  Treasurer
Thaddeus R. Crass               Operations Manager
Pamela Fritz                    Compliance Manager
Anthony J. Toohill              Accounting Manager


    * The principal business address of all of the persons listed above is 1701 1st Avenue, Rock Island, Illinois 61201.

(c) Give the following information about all commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:



                                 NET UNDERWRITING
NAME OF PRINCIPAL                 DISCOUNTS AND      COMPENSATION ON     BROKERAGE
UNDERWRITER                        COMMISSIONS          REDEMPTION       COMMISSION             COMPENSATION
MWA Financial Services, Inc.         $71,974                NA               NA                   $475,918


ITEM 30.  LOCATION OF BOOKS AND RECORDS

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Society at 1701 1st Avenue, Rock Island, Illinois 61201 or 5400 University Avenue, West Des Moines, Iowa 50266.

ITEM 31.  MANAGEMENT SERVICES


VARIABLE PRODUCTS COMPLIANCE AND ACCOUNTING AGREEMENT. Under this agreement, EquiTrust Investment Management Services, Inc. ("EquiTrust") agrees to provide the Society with certain compliance and accounting functions with respect to the variable annuity and variable universal life Certificates issued by the Society. These functions include: preparing Forms N-4 and N-6, N-SAR and 24F-2; providing requested information for SEC examinations; calculating daily unit values, preparing trial balances, financials and audit schedules.


EquiTrust is not an affiliated person of the Society. EquiTrust is compensated quarterly for its services based on a schedule of fees attached to the agreement.

ITEM 32.  UNDERTAKINGS AND REPRESENTATIONS

(a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the Certificates offered herein are being accepted.

(b) The registrant undertakes that it will include as part of any application to purchase a Certificate offered by the prospectus, either a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send to the Society for a statement of additional information.

(c) The registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Society at the address or phone number listed in the prospectus.

(d) The Society represents that in connection with its offering of the Certificates as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through
(4) of that letter will be complied with.

(e) The Society represents that the aggregate charges under the Certificates are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Society.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Modern Woodmen of America Variable Annuity Account, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Rock Island, State of Illinois, on the 25th day of April, 2003.


                                MODERN WOODMEN OF AMERICA
                                MODERN WOODMEN OF AMERICA VARIABLE ANNUITY
                                ACCOUNT

                                By:             /s/ CLYDE C. SCHOECK
                                     -----------------------------------------
                                                  Clyde C. Schoeck
                                                     PRESIDENT
                                             Modern Woodmen of America

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the dates set forth below.


          SIGNATURE                       TITLE                    DATE
          ---------                       -----                    ----
     /s/ CLYDE C. SCHOECK       President and Director
------------------------------    [Principal Executive      April 25, 2003
       Clyde C. Schoeck           Officer]

                                National Secretary and
                                  Director
    /s/ JAMES V. STANDAERT        [Principal Financial
------------------------------    Officer and               April 25, 2003
      James V. Standaert          Principal Accounting
                                  Officer]

     /s/ C. ERNEST BEANE
------------------------------  General Counsel and         April 25, 2003
       C. Ernest Beane            Director

     /s/ W. KENNY MASSEY
------------------------------  Director of Agencies and    April 25, 2003
       W. Kenny Massey            Director

              *
------------------------------  Director                    April 25, 2003
       Gary E. Stoefen

              *
------------------------------  Director                    April 25, 2003
     Albert T. Hurst, Jr.

              *
------------------------------  Director                    April 25, 2003
      Jerry F. Harbaugh


  *By:            /s/ C. ERNEST BEANE
           ---------------------------------
                    ATTORNEY-IN-FACT
             PURSUANT TO POWER OF ATTORNEY

                                 EXHIBIT INDEX


EXHIBIT        DESCRIPTION
-------------  ------------------------------------------------------------
 (a)(2)        Supplementary Schedules.
 (b)(6)(c)(i)  Revised By-Laws
 (9)           Opinion and Consent of C. Ernest Beane, Esquire.
(10)(a)        Consent of Sutherland Asbill & Brennan LLP.
(10)(b)        Consent of Ernst & Young LLP.
(10)(c)        Consent of Christopher G. Daniels.